             As filed with the Securities and Exchange Commission.

                                                       `33 Act File No. 33-60239

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D. C. 20549

                                    FORM N-4

                REGISTRATION STATEMENT UNDER THE SECURITIES [X]
                                  ACT OF 1933

                         Post-Effective Amendment No. 2


                                      and

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940 [X]

                                Amendment No. 3


                          NATIONWIDE VARIABLE ACCOUNT
                           (EXACT NAME OF REGISTRANT)

                       NATIONWIDE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43216-6609
         (Address of Depositor's Principal Executive Offices) (Zip Code)

       Depositor's Telephone Number, including Area Code: (614) 249-7111

 GORDON E. MCCUTCHAN, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO
43216-6609

                    (Name and Address of Agent for Service)

       This Post-Effective Amendment amends the Registration Statement in respect of the Prospectus, the Statement of Additional Information and the Financial Statements.

       It is proposed that this filing will become effective (check appropriate space):

[   ] immediately upon filing pursuant to paragraph (b) of Rule 485

[ X ] on May 1, 1997 pursuant to paragraph (b) of Rule 485

[   ] 60 days after filing 60 pursuant to paragraph (b) of Rule 485
[   ] on (date) pursuant to paragraph (b) of Rule 485
[   ] this post-effective amendment designates a new effective date for previously filed post-effective amendment.


       The registrant has registered an indefinite number of securities by prior registration statement in accordance with Rule 24f-2 under the Investment Company Act of 1940. Pursuant to Paragraph (a)(3) thereof, a non-refundable fee in the amount of $500 has been paid to the Commission. Registrant filed its Rule 24f-2 Notice for the fiscal year ended December 31, 1996 on February 25, 1997.

===============================================================================


                                    1 of 96

                          NATIONWIDE VARIABLE ACCOUNT
                    REFERENCE TO ITEMS REQUIRED BY FORM N-4

Caption in Prospectus and Statement of Additional Information and Other Information


N-4 ITEM                                                                                                    PAGE
Part A     INFORMATION REQUIRED IN A PROSPECTUS
     Item   1.    Cover page.................................................................................3
     Item   2.    Definitions................................................................................4
     Item   3.    Synopsis or Highlights....................................................................12
     Item   4.    Condensed Financial Information..........................................................N/A
     Item   5.    General Description of Registrant, Depositor, and Portfolio Companies.....................13
     Item   6.    Deductions and Expenses...................................................................14
     Item   7.    General Description of Variable Annuity Contracts.........................................15
     Item   8.    Annuity Period............................................................................18
     Item   9.    Death Benefit and Distributions...........................................................19
     Item  10.    Purchases and Contract Value..............................................................19
     Item  11.    Redemptions...............................................................................24
     Item  12.    Taxes.....................................................................................25
     Item  13.    Legal Proceedings.........................................................................27
     Item  14.    Table of Contents of the Statement of Additional Information..............................27

Part B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
     Item  15.    Cover Page................................................................................34
     Item  16.    Table of Contents.........................................................................34
     Item  17.    General Information and History...........................................................34
     Item  18.    Services..................................................................................34
     Item  19.    Purchase of Securities Being Offered......................................................34
     Item  20.    Underwriters..............................................................................35
     Item  21.    Calculation of Performance Information....................................................35
     Item  22.    Annuity Payments..........................................................................36
     Item  23.    Financial Statements......................................................................37

Part C     OTHER INFORMATION
     Item  24.    Financial Statements and Exhibits.........................................................78
     Item  25.    Directors and Officers of the Depositor...................................................79
     Item  26.    Persons Controlled by or Under Common Control with the Depositor or
                  Registrant................................................................................81
     Item  27.    Number of Contract Owners.................................................................90
     Item  28.    Indemnification...........................................................................90
     Item  29.    Principal Underwriter.....................................................................90
     Item  30.    Location of Accounts and Records..........................................................92
     Item  31.    Management Services.......................................................................92
     Item  32.    Undertakings..............................................................................92



                                        2 of 96

                       NATIONWIDE LIFE INSURANCE COMPANY
                                  HOME OFFICE
                                 P.O. BOX 16609
                   COLUMBUS, OHIO 43216-6609, 1-800-848-6331
                               TDD 1-800-238-3035

     INDIVIDUAL MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED BY THE NATIONWIDE VARIABLE ACCOUNT
                      OF NATIONWIDE LIFE INSURANCE COMPANY

       The Individual Modified Single Premium Deferred Variable Annuity Contracts described in this prospectus are modified single premium payment contracts (collectively referred to as the "Contracts"). The Contracts, by themselves, do not qualify for tax-deferral under federal tax rules governing Non-Qualified Annuities and Individual Retirement Annuities. The Contracts are, however, issued to custodians of Individual Retirement Accounts ("IRAs") for the benefit of individual IRA account holders. Such account holders shall be the Annuitant under these Contracts. The Contracts may also be issued to the trustee(s) of Qualified Plans which qualify for favorable tax treatment under Sections 401(a) or 403(a) of the Internal Revenue Code (the "Code"). Annuity payments under the Contracts are deferred until a selected later date.

       Purchase Payments are allocated to the Nationwide Variable Account ("Variable Account"), a separate account of Nationwide Life Insurance Company (the "Company"). The Variable Account is divided into Sub-Accounts, each of which invests in shares of one of the underlying Mutual Fund options described below:


-American Century: Benham Short-Term                             -Fidelity Puritan Fund
  Government                                                     -Janus Twenty Fund
-American Century:  Twentieth Century Growth                     -MFS(R) World Governments Fund
-American Century:  Twentieth Century International              -Nationwide(R) Bond Fund
  Growth                                                         -Nationwide(R) Fund
-American Century:  Twentieth Century Ultra                      -Nationwide(R) Growth Fund
-Delchester Fund-Institutional Class                             -Nationwide(R) Money Market Fund
-Dreyfus A Bonds Plus, Inc.                                      -Neuberger & Berman Guardian Fund, Inc.
-Dreyfus S & P 500 Index Fund (Formerly, Peoples                 -Neuberger & Berman Limited Maturity Bond
  Index Fund, Inc.)                                                Fund
-The Dreyfus Third Century Fund, Inc.                            -Neuberger & Berman Partners Fund, Inc.
-Evergreen Income and Growth Fund                                -Oppenheimer Global Fund
-Fidelity Asset Manager(TM)                                      -Phoenix Balanced Fund Series
-Fidelity Equity-Income Fund                                     -Strong Total Return Fund, Inc.
-Fidelity Magellan(R) Fund                                       -Templeton Foreign Fund-Class I




       This prospectus provides you with the basic information you should know about the Individual Modified Single Premium Deferred Variable Annuity Contracts issued by the Nationwide Variable Account before investing. You should read it and keep it for future reference. A Statement of Additional Information dated May 1, 1997 containing further information about the Contracts and the Nationwide Variable Account has been filed with the Securities and Exchange Commission. You can obtain a copy without charge from Nationwide Life Insurance Company by calling 1-800-848-6331, or writing P.O. Box 16609, Columbus, Ohio 43216-6609.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THE STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 1997 IS INCORPORATED HEREIN BY REFERENCE. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION APPEARS ON PAGE 25 OF THE PROSPECTUS.

                  THE DATE OF THIS PROSPECTUS IS MAY 1, 1997.

                                    3 of 96

                           GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the Variable Account Contract Value prior to the Annuitization Date.

ANNUITANT- The person designated to receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of Contract issuance, unless the Company has approved a request for an Annuitant of greater age. Although not the Owner of the Contract, the Annuitant may exercise rights of ownership in the Contract, if so authorized by the holder of the Contract (an IRA custodian or Qualified Plan trustee(s)).

ANNUITIZATION- The period during which annuity payments are actually received.

ANNUITIZATION DATE- The date on which annuity payments actually commence.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to commence. The Annuity Commencement Date is shown on the Data Page of the Contract, and is subject to change by the Owner (or Annuitant, if so authorized).

ANNUITY PAYMENT OPTION- The chosen form of making annuity payments. Several options are available under this Contract.

ANNUITY UNIT- An accounting unit of measure used to calculate the value of Variable Annuity payments.

BENEFICIARY- The Beneficiary is the person designated to receive certain benefits under the Contract upon the death of the Annuitant prior to the Annuitization Date. The Beneficiary can be changed by the Contract Owner as set forth in the Contract.

CODE- The Internal Revenue Code of 1986, as amended.

COMPANY- Nationwide Life Insurance Company.

CONTINGENT BENEFICIARY- The Contingent Beneficiary is the person designated to be the Beneficiary if the named Beneficiary is not living at the time of the death of the Annuitant.

CONTRACT- The Individual Modified Single Premium Deferred Variable Annuity Contract described in this prospectus.

CONTRACT ANNIVERSARY- An anniversary of the Date of Issue of the Contract.

CONTRACT OWNER (OWNER)- The Contract Owner shall be an IRA custodian, or Qualified Plan trustee(s). Contractual rights, however, may be exercised by the Annuitant pursuant to authorization by the Owner. (Such ownership rights include the right to change the allocation of investment options, or designations of the Beneficiary, Contingent Beneficiary, the Annuity Payment Options or the Annuity Commencement Date.)

CONTRACT VALUE- The sum of the value of all Variable Account Accumulation Units attributable to the Contract plus any amount held under the Contract in the Fixed Account.

CONTRACT YEAR- Each year the Contract remains in force commencing with the Date of Issue.

DATE OF ISSUE- The date shown as the Date of Issue on the Data Page of the Contract.

DEATH BENEFIT- The benefit payable upon the death of the Annuitant prior to the Annuitization Date. If the Annuitant dies after the Annuitization Date, any benefit that may be payable shall be as specified in the Annuity Payment Option elected.

DISTRIBUTION- Any payment of part or all of the Contract Value.

FIXED ACCOUNT- The Fixed Account is made up of all assets of the Company other than those in the Variable Account or any other segregated asset account of the Company.

FIXED ANNUITY- An annuity providing for payments which are guaranteed by the Company as to dollar amount during Annuitization.

HOME OFFICE- The main office of the Company located in Columbus, Ohio.

                                    4 of 96

INDIVIDUAL RETIREMENT ACCOUNT (IRA)- A custodial account which qualifies for favorable tax treatment under Section 408 of the Code. The Contracts described in this prospectus may be purchased as assets of such account.

INTEREST RATE GUARANTEE PERIOD- An Interest Rate Guarantee Period is the interval of time during which an interest rate credited to the Fixed Account under the Contract is guaranteed to remain the same. For new Purchase Payments to the Fixed Account or transfers from the Variable Account, this period begins upon the date of deposit or transfer and ends at the end of the calendar quarter at least one year (but not more than 15 months) from deposit or transfer. At the end of an Interest Rate Guarantee Period, a new interest rate is declared with an Interest Rate Guarantee Period starting at the end of the prior period and ending at the end of the calendar quarter one year later.

MUTUAL FUND (FUND)- A registered management investment company in which the assets of the Sub-Accounts of the Variable Account will be invested.

PURCHASE PAYMENT- A deposit of new value into the Contract. The term "Purchase Payment" does not include transfers between the Variable Account and Fixed Account, or among the Sub-Accounts.

QUALIFIED PLANS- Retirement Plans which receive favorable tax treatment under Sections 401 or 403(a) of the Code.

SUB-ACCOUNTS- Separate and distinct divisions of the Variable Account, to which specific underlying Mutual Fund shares are allocated and for which Accumulation Units and Annuity Units are separately maintained.

TAX SHELTERED ANNUITY- An annuity which qualifies for favorable tax treatment under Section 403(b) of the Code.

VALUATION DATE- Each day the New York Stock Exchange and the Company's Home Office is open for business or any other day during which there is a sufficient degree of trading of the Variable Account's underlying Mutual Fund shares that the current net asset value of its Accumulation Units might be materially affected.

VALUATION PERIOD- The period of time commencing at the close of business of the New York Stock Exchange and ending at the close of business for the next succeeding Valuation Date.

VARIABLE ACCOUNT- The Nationwide Separate Account, a separate investment account of the Company into which Variable Account Purchase Payments are allocated. The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate underlying Mutual Fund.

VARIABLE ANNUITY- An annuity providing for payments which vary in amount with the investment experience of the Variable Account.

                                    5 of 96

                               TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS....................................................................................2
SUMMARY OF CONTRACT EXPENSES.................................................................................5
UNDERLYING MUTUAL FUND ANNUAL EXPENSES.......................................................................6
SYNOPSIS....................................................................................................10
NATIONWIDE LIFE INSURANCE COMPANY...........................................................................11
THE VARIABLE ACCOUNT........................................................................................11
         Underlying Mutual Fund Options.....................................................................11
         Voting Rights......................................................................................11
VARIABLE ACCOUNT CHARGES, PURCHASE PAYMENTS, AND OTHER DEDUCTIONS...........................................12
         Mortality Risk Charge..............................................................................12
         Expense Risk Charge................................................................................12
         Contingent Deferred Sales Charge...................................................................12
         Administration Charge..............................................................................13
         Premium Taxes......................................................................................13
         Expenses of Variable Account.......................................................................13
         Investments of the Variable Account................................................................13
         Right to Revoke....................................................................................14
         Transfers..........................................................................................14
         Loan Privilege.....................................................................................14
         Beneficiary Provisions.............................................................................16
         Ownership Provisions...............................................................................16
         Substitution of Securities.........................................................................16
         Inquiries..........................................................................................16
ANNUITY PAYMENT PERIOD-VARIABLE ACCOUNT.....................................................................16
         Value of an Annuity Unit...........................................................................16
         Assumed Investment Rate............................................................................17
         Frequency and Amount of Annuity Payments...........................................................17
         Annuitization Date.................................................................................17
         Change in Annuitization Date.......................................................................17
         Change in Form of Annuity..........................................................................17
         Annuity Payment Options............................................................................17
         Death of Annuitant Prior to the Annuitization Date.................................................18
         Death of Annuitant After the Annuitization Date....................................................18
         Required Distributions for IRA Accounts............................................................18
         Required Distribution for Qualified Contracts......................................................19
         Generation-Skipping Transfers......................................................................19
GENERAL INFORMATION.........................................................................................20
         Services...........................................................................................20
         Statements and Reports.............................................................................21
         Allocation of Purchase Payments and Contract Value.................................................21
         Value of a Variable Account Accumulation Unit......................................................22
         Net Investment Factor..............................................................................22
         Valuation of Assets................................................................................22
         Determining the Contract Value.....................................................................22
         Surrender (Redemption).............................................................................22
         Taxes..............................................................................................23
         IRAs...............................................................................................23
         Advertising........................................................................................24
LEGAL PROCEEDINGS...........................................................................................25
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....................................................25
APPENDIX A..................................................................................................26
APPENDIX B..................................................................................................28

                                    6 of 96

                          SUMMARY OF CONTRACT EXPENSES


Maximum Contingent Deferred Sales Charge(1).............................    7%


--------------------------------------------------------------------------------
              RANGE OF CONTINGENT DEFERRED SALES CHARGE OVER TIME

       Number of Completed Years from            Contingent Deferred Sales Load
          Date of Purchase Payment                         Percentage
                     0                                         7%
                     1                                         6%
                     2                                         5%
                     3                                         4%
                     4                                         3%
                     5                                         2%
                     6                                         1%
                     7                                         0%
--------------------------------------------------------------------------------

VARIABLE ACCOUNT ANNUAL EXPENSES


       Mortality and Expense Risk Charges...........................    1.25   %
       Administration Charge........................................    0.15   %
         Total Variable Account Annual Expenses.....................    1.40   %
                                                                      --------


1 Each Contract Year, the Owner (or Annuitant, if so authorized) may withdraw without a Contingent Deferred Sales Charge (CDSC) an amount equal to 10% of the total sum of all Purchase Payments made to the Contract at the time of withdrawal. In addition, any amount withdrawn in order for the Contract to meet minimum Distribution requirements under the Code shall be free of CDSC. Withdrawals may be restricted for Contracts issued pursuant to the terms of a Tax Sheltered Annuity. This CDSC-free withdrawal privilege is non-cumulative, that is, free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year (see "Contingent Deferred Sales Charge").

                                    7 of 96

                   UNDERLYING MUTUAL FUND ANNUAL EXPENSES(2)
                         (AFTER EXPENSE REIMBURSEMENT)

-------------------------------------------------------------------------------------------------------------------------------
                                                             Management          Other            12 b-1       Total Portfolio
                                                                Fees           Expenses            Fees           Expenses
-------------------------------------------------------------------------------------------------------------------------------
American Century:  Benham Short-Term Government                 0.70%            0.00%           0.00%              0.70%
-------------------------------------------------------------------------------------------------------------------------------
American Century:  Twentieth Century Growth                     1.00%            0.00%           0.00%              1.00%
-------------------------------------------------------------------------------------------------------------------------------
American Century:  Twentieth Century International              1.45%            0.00%           0.00%              1.45%
     Growth
-------------------------------------------------------------------------------------------------------------------------------
American Century:  Twentieth Century Ultra                      1.00%            0.00%           0.00%              1.00%
-------------------------------------------------------------------------------------------------------------------------------
Delchester Fund-Institutional Class                             0.57%            0.20%           0.00%              0.77%
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus A Bonds Plus, Inc.                                      0.65%            0.28%           0.00%              0.93%
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus S & P 500 Index Fund (Formerly Peoples Index            0.30%            0.25%           0.00%              0.55%
     Fund(R), Inc.)
-------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Third Century Fund, Inc.                            0.75%            0.36%           0.00%              1.11%
-------------------------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth Fund                                0.98%            0.21%           0.00%              1.19%
-------------------------------------------------------------------------------------------------------------------------------
Fidelity Asset Manager                                          0.68%            0.27%           0.00%              0.95%
-------------------------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund                                     0.45%            0.23%           0.00%              0.68%
-------------------------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R)Fund                                        0.47%            0.21%           0.00%              0.68%
-------------------------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund                                           0.46%            0.28%           0.00%              0.74%
-------------------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                                               0.66%            0.24%           0.00%              0.90%
-------------------------------------------------------------------------------------------------------------------------------
MFS(R)World Governments Fund                                    0.90%            0.36%           0.25%              1.51%
-------------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Bond Fund                                          0.50%            0.20%           0.00%              0.70%
-------------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Fund                                               0.50%            0.11%           0.00%              0.61%
-------------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Growth Fund                                        0.50%            0.14%           0.00%              0.64%
-------------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Money Market                                       0.45%            0.15%           0.00%              0.60%
-------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Guardian Fund, Inc.                          0.70%            0.12%           0.00%              0.82%
-------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Limited Maturity Bond Fund                   0.51%            0.19%           0.00%              0.70%
-------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Partners Fund, Inc.                          0.74%            0.10%           0.00%              0.84%
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund                                         0.71%            0.28%           0.18%              1.17%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix Balanced Fund Series                                    0.51%            0.26%           0.25%              1.02%
-------------------------------------------------------------------------------------------------------------------------------
Strong Total Return Fund, Inc.                                  0.80%            0.28%           0.00%              1.08%
-------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund-Class I                                  0.90%            0.37%           0.00%              1.27%
-------------------------------------------------------------------------------------------------------------------------------

2 The Mutual Fund expenses shown above are assessed at the underlying Mutual Fund level and are not direct charges against Variable Account assets or reductions from Contract Values. These underlying Mutual Fund expenses are taken into consideration in computing each underlying Mutual Fund's net asset value, which is the share price used to calculate the unit values of the Variable Account. The following funds are subject to fee waivers or expense reimbursement arrangements:

                                    8 of 96

------------------------------------------------------------------------------------------------------------
                        FUND                                            EXPENSES WITHOUT
                                                                     REIMBURSEMENT OR WAIVER
------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund                            The Fund has entered into arrangements with its
                                                       custodian and transfer agent whereby interest
                                                       earned on uninvested cash balances is used to
                                                       reduce custodian and transfer agent expenses.
                                                       Including these reductions, the total operating
                                                       expenses presented in the table would have been 0.68%.
------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R) Fund                              The Fund has entered into arrangements with its
                                                       custodian and transfer agent whereby interest
                                                       earned on uninvested cash balances is used to
                                                       reduce custodian and transfer agent expenses.
                                                       Including these reductions, the total operating
                                                       expenses presented in the table would have been 0.95%.
------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund                                  The Fund has entered into arrangements with its
                                                       custodian and transfer agent whereby interest
                                                       earned on uninvested cash balances is used to
                                                       reduce custodian and transfer agent expenses.
                                                       Including these reductions, the total operating
                                                       expenses presented in the table would have been 0.69%.
------------------------------------------------------------------------------------------------------------
Nationwide(R)Money Market Fund                         The Fund will waive 0.05% of the total 0.50%
                                                       management fee until further notice.
------------------------------------------------------------------------------------------------------------



       The information relating to the underlying Mutual Fund expenses was provided by the underlying Mutual Fund and was not independently verified by the Company.

                                    9 of 96

                                    EXAMPLE

   The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 investment and 5% annual return. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown below.


--------------------------------------------------------------------------------------------------------------------------
                                    IF YOU SURRENDER YOUR     IF YOU DO NOT SURRENDER YOUR      IF YOU ANNUITIZE YOUR
                                 CONTRACT AT THE END OF THE    CONTRACT AT THE END OF THE    CONTRACT AT THE END OF THE
                                   APPLICABLE TIME PERIOD        APPLICABLE TIME PERIOD        APPLICABLE TIME PERIOD
--------------------------------------------------------------------------------------------------------------------------

                                1 YR. 3 YRS. 5 YRS.  10 YRS.  1 YR. 3 YRS. 5 YRS.  10 YRS.  1 YR. 3 YRS. 5 YRS.  10 YRS.
--------------------------------------------------------------------------------------------------------------------------
American Century: Benham         85    113     144     250     22     68     117     250            68     117     250
Short-Term Government                                                                         *
--------------------------------------------------------------------------------------------------------------------------
American Century: Twentieth      88    122     159     282     25     77     132     282      *     77     132     282
Century Growth
--------------------------------------------------------------------------------------------------------------------------
American Century: Twentieth      93    137     183     328     30     92     156     328            92     156     328
Century International Growth                                                                  *
--------------------------------------------------------------------------------------------------------------------------
American Century: Twentieth      88    122     159     282     25     77     132     282            77     132     282
Century Ultra                                                                                 *
--------------------------------------------------------------------------------------------------------------------------
Delchester Fund-Inst'l           86    115     147     258     23     70     120     258      *     70     120     258
--------------------------------------------------------------------------------------------------------------------------
Dreyfus A Bonds Plus             87    120     156     275     24     75     129     275      *     75     129     275
--------------------------------------------------------------------------------------------------------------------------
Dreyfus S & P 500 Index Fund     83    108     136     234     20     63     109     234            63     109     234
(Formerly Peoples Index Fund,                                                                 *
Inc.)
--------------------------------------------------------------------------------------------------------------------------
The Dreyfus Third Century        89    126     165     293     26     81     138     293      *     81     138     293
Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth      90    128     169     302     27     83     142     302      *     83     142     302
Fund
--------------------------------------------------------------------------------------------------------------------------
Fidelity Asset ManagerTM         88    121     157     277     25     76     130     277      *     76     130     277
--------------------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund      85    112     143     248     22     67     116     248      *     67     116     248
--------------------------------------------------------------------------------------------------------------------------
Fidelity Magellan Fund           85    112     143     248     22     67     116     248      *     67     116     248
--------------------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund            85    114     146     255     22     69     119     255      *     69     119     255
--------------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                87    119     154     272     24     74     127     272      *     74     127     272
--------------------------------------------------------------------------------------------------------------------------
MFS(R)World  Governments Fund    91    131     173     309     28     86     146     309      *     86     146     309
--------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Bond Fund           85    113     144     250     22     68     117     250      *     68     117     250
--------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Fund                84    110     139     241     21     65     112     241      *     65     112     241
--------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Growth Fund         84    111     140     244     21     66     113     244      *     66     113     244
--------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Money Market Fund   84    110     138     240     21     65     111     240      *     65     111     240
--------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Guardian      86    117     150     263     23     72     123     263      *     72     123     263
Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Limited       85    113     144     250     22     68     117     250            68     117     250
Maturity Bond Fund                                                                            *
--------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Partners      87    117     151     265     24     72     124     265            72     124     265
Fund, Inc.                                                                                    *
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund          88    122     159     281     25     77     132     281      *     77     132     281
--------------------------------------------------------------------------------------------------------------------------
Phoenix Balanced Fund Series     86    115     147     257     23     70     120     257      *     70     120     257
--------------------------------------------------------------------------------------------------------------------------
Strong Total Return Fund, Inc.   89    125     164     290     26     80     137     290      *     80     137     290
--------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund - Class I 87    118     153     268     24     73     126     268      *     73     126     268
--------------------------------------------------------------------------------------------------------------------------


 *The Contracts sold under this prospectus do not permit annuitizations during the first two Contract years.

  The purpose of the Summary of Contract Expenses and Example is to depict the various costs and expenses that will be borne directly or indirectly. The expenses of the Nationwide Variable Account as well as those of the underlying Mutual Funds are reflected in the table. For more complete descriptions of the expenses of the Nationwide Variable Account, see "Variable Account Charges, Purchase Payments, and Other Deductions." For more complete information regarding expenses paid out of the assets of a particular underlying Mutual Fund, see the underlying Mutual Fund's prospectus. Deductions for premium taxes may also apply but are not reflected in the Example shown above (see "Premium Taxes").

                                    10 of 96

                                    SYNOPSIS

       The Company does not deduct a sales charge from Purchase Payments made for these Contracts. However, if any part of the Contract Value of such Contracts is surrendered, the Company will, with certain exceptions, deduct from the Contract Value a Contingent Deferred Sales Charge not to exceed 7% of the lesser of the total of all Purchase Payments made within 84 months prior to the date of the request to surrender, or the amount surrendered. This charge, when applicable, is imposed to permit the Company to recover sales expenses which have been advanced by the Company (see "Contingent Deferred Sales Charge").

       The Company will also assess an Administration Charge equal to an annual rate of 0.15% of the daily net asset value of the Variable Account. This charge is to reimburse the Company for administrative expenses related to the issue and maintenance of the Contracts. The Company does not expect to recover from this charge an amount in excess of accumulated administrative expenses (see "Administration Charge").

       The Company deducts a Mortality Risk Charge equal to an annual rate of 0.80% of the daily net asset value of the Variable Account for mortality risk assumed by the Company (see "Mortality Risk Charge").

       The Company deducts an Expense Risk Charge equal to an annual rate of 0.45% of the daily net asset value of the Variable Account as compensation for the Company's risk in undertaking not to increase administrative charges on the Contracts regardless of the actual administrative costs (see "Expense Risk Charge").

       The initial Purchase Payment must be at least $15,000 and subsequent Purchase Payments, if any, must be at least $1,000. Subsequent Purchase Payments are not permitted for Contracts purchased in the states of New York, Oregon, and Washington. The cumulative total of all Purchase Payments under Contracts issued on the life of any one Designated Annuitant may not exceed $1,000,000 without the prior consent of the Company (see "Allocation of Purchase Payments and Contract Value").

       If the Contract Value at the Annuitization Date is less than $5000, the Contract Value may be distributed in one lump sum in lieu of annuity payments. If any annuity payment would be less than $50, the Company shall have the right to change the frequency of payments to such intervals as will result in payments of at least $50. In no event, however, will annuity payments be made less frequently than annually (see "Frequency and Amount of Annuity Payments").

       Premium taxes payable to any governmental entity will be charged against the Contracts (see "Premium Taxes"). If any such premium taxes are payable by the Company at the time Purchase Payments are made, an equal premium tax deduction will be made from the Contract prior to the allocation of any Purchase Payment to any underlying Mutual Fund option.

       To be sure that the Owner (or Annuitant, if the Annuitant has been authorized to exercise ownership rights under the Contract) is satisfied with the Contract, the Owner (or Annuitant, if so authorized) has a ten day free look. Within ten days of the day the Contract is received, it may be returned to the Home Office of the Company, at the address shown on page 1 of this prospectus. When the Contract is received by the Company, the Company will void the Contract and refund the Contract Value in full unless otherwise required by state and/or federal law (see "Right to Revoke").

                                    11 of 96

                       NATIONWIDE LIFE INSURANCE COMPANY

       The Company is a stock life insurance company organized under the laws of the State of Ohio in March 1929. The Company is a member of the Nationwide Insurance Enterprise, with its Home Office at One Nationwide Plaza, Columbus, Ohio 43216-6609. The Company offers a complete line of life insurance, including annuities and accident and health insurance. It is admitted to do business in the District of Columbia, Puerto Rico, and in all states.

                              THE VARIABLE ACCOUNT

       The Variable Account was established by the Company on March 3, 1976, pursuant to the provisions of Ohio law. The Company has caused the Variable Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. Such registration does not involve supervision of the management of the Variable Account or the Company by the Securities and Exchange Commission.

       The Variable Account is a separate investment account of the Company and, as such, is not chargeable with liabilities arising out of any other business the Company may conduct. The Company does not guarantee the investment performance of the Variable Account. Obligations under the Contracts, however, are obligations of the Company. Income, gains and losses, whether or not realized, from the assets of the Variable Account are, in accordance with the Contracts, credited to or charged against the Variable Account without regard to other income, gains, or losses of the Company.

       Purchase Payments are allocated within the Variable Account among one or more Sub-Accounts made up of shares in the underlying Mutual Fund options.

UNDERLYING MUTUAL FUND OPTIONS

       Contract Owners (or Annuitants, if so authorized) may choose from among a number of different Sub-Account options (see Appendix B which contains a summary of investment objectives for each underlying Mutual Fund held in the Sub-Accounts). More detailed information may be found in the current prospectus for each underlying Mutual Fund offered. Such a prospectus for the underlying Mutual Fund option(s) being considered must accompany this prospectus and should be read in conjunction herewith. A copy of each prospectus may be obtained without charge from Nationwide Life Insurance Company by calling 1-800-848-6331, TDD 1-800-238-3035 or writing P.O. Box 16609, Columbus, Ohio
43216-6609.

       The underlying Mutual Fund options are available to the general public. Based on the Company's marketing plan for the Contracts (the Contracts will be exclusively marketed through IRA custodial accounts or as Qualified Plan Investments), the Company does not anticipate any disadvantages to this. There is, however, a possibility that a material conflict may arise between those with interests in the Variable Account and the various individuals and entities holding shares of the Mutual Funds. A conflict may occur due to a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the Contract Owners (or Annuitants, if so authorized) and others maintaining a voting interest in the underlying Mutual Funds, or some other reason. In the event of conflict, the Company will take any steps necessary to protect those with interests in the Contracts including withdrawal of the Variable Account from participation in the underlying Mutual Fund(s) which are involved in the conflict.

VOTING RIGHTS

       Voting rights under the Contracts apply ONLY with respect to Purchase Payments or accumulated amounts allocated to the Variable Account.

       In accordance with its view of present applicable law, the Company will vote the shares of the underlying Mutual Funds held in the Variable Account at regular and special meetings of the shareholders of the underlying Mutual Funds. These shares will be voted in accordance with instruction received from Contract Owners who have an interest in the Variable Account. If the Investment Company Act of 1940 or any regulation thereunder should be amended or if the present interpretation thereof should change, and as result the Company determines that it is permitted to vote the shares of the underlying Mutual Funds in its own right, it may elect to do so.

       The person having the voting interest under a Contract shall be the Contract Owner. The number of shares held in the Variable Account which are attributable to each Contract Owner is determined by dividing the Contract Owner's interest in the Variable Account by the net asset value of the applicable shares of the underlying Mutual Funds. The number of shares which a Contract Owner has the right to vote will be

                                    12 of 96
determined as of a date chosen by the Company not more than 90 days prior to the meeting of the underlying Mutual Fund and voting instructions will be solicited by written communication at least 21 days prior to such meeting.

       Underlying Mutual Fund shares held in the Variable Account as to which no timely instructions are received will be voted by the Company in the same proportion as the voting instructions which are received with respect to all Contracts participating in the Variable Account.

       Each person having a voting interest in the Variable Account will receive periodic reports relating to the underlying Mutual Fund, proxy material and a form with which to give such voting instructions.

       In those cases in which ownership rights may be exercised by the Annuitant, the Company will accept voting instructions from the Annuitant and provide all necessary information to the Annuitant as if he or she was the Contract Owner.

       VARIABLE ACCOUNT CHARGES, PURCHASE PAYMENTS, AND OTHER DEDUCTIONS

MORTALITY RISK CHARGE

       The Company assumes a "mortality risk" by virtue of annuity rates incorporated into the Contract which cannot be changed regardless of the death rates of persons receiving annuity payments or of the general population.

       For assuming this mortality risk, the Company deducts a Mortality Risk Charge from the Variable Account. This amount is computed on a daily basis and is equal on to an annual rate of 0.80% of the daily net asset value of the Variable Account. The Company expects to generate a profit through assessing this charge.

EXPENSE RISK CHARGE

       The Company will not increase charges for administration of the Contracts regardless of its actual expenses. For assuming this expense risk, the Company deducts an Expense Risk Charge from the Variable Account. This amount is computed on a daily basis and is equal to an annual rate of 0.45% of the daily net asset value of the Variable Account. The Company expects to generate a profit through assessing this charge.

CONTINGENT DEFERRED SALES CHARGE

       No deduction for a sales charge is made from the Purchase Payments for these Contracts. However, if any part of the Contract Value of such Contracts is surrendered, the Company will, with certain exceptions, deduct from the Contract Value a Contingent Deferred Sales Charge not to exceed 7% of the lesser of the total of all Purchase Payments made within 84 months prior to the date of the request to surrender, or the amount surrendered. The Contingent Deferred Sales Charge, when it is applicable, will be used to cover expenses relating to the sale of the Contracts, including commissions paid to sales personnel, the costs of preparation of sales literature and other promotional activity. The Company attempts to recover its distribution costs relating to the sale of the Contracts from the Contingent Deferred Sales Charge. Any shortfall will be made up from the general account of the Company, which may indirectly include portions of the Mortality and Expense Risk Charges, since the Company expects to generate a profit from these charges. The maximum amount that may be paid to a selling agent on the sale of these Contracts is 6.25% of Purchase Payments.

       If part or all of the Contract Value is surrendered, a Contingent Deferred Sales Charge may be deducted by the Company. The Contingent Deferred Sales Charge is calculated by multiplying the applicable Contingent Deferred Sales Charge percentages noted below by the Purchase Payments that are surrendered. For purposes of calculating the Contingent Deferred Sales Charge, surrenders are considered to come first from the oldest Purchase Payment made to the Contract, then the next oldest Purchase Payment and so forth, with any earnings attributable to such Purchase Payments considered only after all Purchase Payments made to the Contract have been considered. For tax purposes, a surrender is usually treated as a withdrawal of earnings first. This charge will apply in the amounts set forth below to Purchase Payments within the time periods set forth.

                                    13 of 96

     The Contingent Deferred Sales Charge applies to Purchase Payments as follows:

    NUMBER OF COMPLETED       CONTINGENT DEFERRED      NUMBER OF COMPLETED         CONTINGENT DEFERRED
     YEARS FROM DATE OF          SALES CHARGE          YEARS FROM DATE OF             SALES CHARGE
      PURCHASE PAYMENT            PERCENTAGE            PURCHASE PAYMENT               PERCENTAGE
             0                        7%                        4                          3%
             1                        6%                        5                          2%
             2                        5%                        6                          1%
             3                        4%                        7                          0%

       Each Contract Year, the Owner (or Annuitant, if so authorized) may withdraw without a Contingent Deferred Sales Charge (CDSC) an amount equal to 10% of the total sum of all Purchase Payments made to the Contract at the time of withdrawal. In addition, any amount withdrawn in order for the Contract to meet minimum Distribution requirements under the Code shall be free of CDSC. Withdrawals may be restricted for Contracts issued pursuant to the terms of a Tax Sheltered Annuity. This CDSC-free withdrawal privilege is non-cumulative, that is, free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year (see "Contingent Deferred Sales Charge").

       No Contingent Deferred Sales Charge will be deducted: (1) upon the Annuitization of Contracts which have been in force for at least two years, (2) upon payment of a death benefit pursuant to the death of the Designated Annuitant, or (3) from any values which have been held under Contract for at least 84 months. In addition, no Contingent Deferred Sales Charge applies upon the transfer of value amount the Sub-Accounts or between the Fixed Account and the Variable Account and vice-versa.

       When a Contract described in this prospectus is exchanged for another Contract issued by the Company or any of its affiliate insurance companies, of the type and class which the Company determined Is eligible for such exchange, the Company will waive the Contingent Deferred Sales Charge on the first Contract.

ADMINISTRATION CHARGE

       The Company assesses an Administration Charge equal on an annual basis to 0.15% of the daily net asset value of the Variable Account. The Administration Charge is designed only to reimburse the Company for administrative expenses related to the issuance and maintenance of the Contract. The Company will monitor this charge to ensure that it does not exceed annual administration expenses.

PREMIUM TAXES

       The Company will charge against the Contract Value the amount of any premium taxes levied by a state or any other governmental entity upon Purchase Payments received by the Company. Premium taxes currently imposed by certain jurisdictions range from 0% to 3.5%. This range is subject to change. The method used to recoup premium tax expense will be determined by the Company at its sole discretion and in compliance with applicable state law. The Company currently deducts such charges from an Annuitant's Contract Value either: (1) at the time the Contract is surrendered, (2) at Annuitization, or (3) at such earlier date as the Company may become subject to such taxes.

EXPENSES OF VARIABLE ACCOUNT

         The Variable Account is responsible for the following types of expenses: (1) administrative expenses relating to the issuance and maintenance of the Contract; (2) mortality risk charge associated with guaranteeing the annuity purchase rates at issue for the life of the Contracts; and (3) expense risk charge associated with guaranteeing that the Mortality Risk, Expense Risk and Administration Charges described in this prospectus will not be changed regardless of actual expenses. If these charges are insufficient to cover these expenses, the loss will be borne by the Company.

       Deductions from and expenses paid out of the assets of the underlying Mutual Funds are described in each of the underlying Mutual Funds' prospectuses.

INVESTMENTS OF THE VARIABLE ACCOUNT

       At the time of purchase, Purchase Payments are allocated among one or more of the Sub-Accounts which consist of shares in the underlying Mutual Funds. Shares of the respective underlying Mutual are purchased at net asset value for the respective Sub-Account(s) and converted into Accumulation Units. At the

                                    14 of 96
time of purchase, the Owner (or Annuitant, if applicable) designates the underlying Mutual Funds to which he or she desires to have Purchase Payments allocated. The election as to allocation of Purchase Payments or the election to exchange amounts among the Sub-Account options are subject to such terms and conditions applicable to such transactions as may be imposed by each of the underlying Mutual Funds, in addition to those set forth in the Contracts.

RIGHT TO REVOKE

       The Owner (or Annuitant, if so authorized) may revoke the Contract at any time between the Date of Issue and the date 10 days after receipt of the Contract and receive a refund of the Contract Value unless otherwise required by state and/or federal law. In order to revoke the Contract, it must be mailed or delivered to the Home Office of the Company at the mailing address shown on page 1 of this Prospectus. Mailing or delivery must occur on or before 10 days after receipt of the Contract for revocation to be effective. In order to revoke the Contract, if it has not been received, written notice must be mailed or delivered to the Home Office of the Company at the mailing address shown on page 1 of this Prospectus.

       The liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded will be paid by the Company.

TRANSFERS

       The Company currently allows transfers of up to 100% of the Contract Value from the Variable Account to the Fixed Account without penalty or adjustment. However, the Company reserves the right to restrict transfers from the Variable Account to the Fixed Account to 10% of the Variable Account Contract Value for any 12 month period. All amounts transferred to the Fixed Account must remain on deposit in the Fixed Account until the expiration of the Interest Rate Guarantee Period. Transfers from the Fixed Account may not be made prior to the first Contract Anniversary. The Interest Rate Guarantee Period for any amount allocated to the Fixed Account expires on the final day of a calendar quarter during which the one year anniversary of the allocation of the Fixed Account occurs. Transfers must also be made prior to the Annuitization Date. For all transfers involving the Variable Account, the Annuitant's value in each Sub-Account will be determined as of the date the transfer request is received in the Home Office in good order. The Company reserves the right to refuse transfers or Purchase Payments into the Fixed Account if the Fixed Account is greater than or equal to 30% of the Contract Value.

       At the maturity of an Interest Rate Guarantee Period, a portion of the value of the Fixed Account may be transferred to the Variable Account. The amount that may be transferred from the Fixed Account to the Variable Account will be determined by the Company, at its sole discretion, but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing and will be declared upon the expiration date of the then current Interest Rate Guarantee Period. The specific percentage will be declared upon the expiration date of the Interest Rate Guarantee Period. Transfers from the Fixed Account must be made within 45 days after the expiration date of the Interest Rate Guarantee Period. If a Dollar Cost Averaging agreement with the Company (see "Dollar Cost Averaging") has been established the terms of that agreement will govern transfers from the Fixed Account to the Variable Account.

       Transfers may be made either in writing or, in states allowing such transfers, by telephone. This telephone exchange privilege is made available without any affirmative election of the privilege. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include any or all of the following, or such other procedures as the Company may, from time to time, deem reasonable: requesting identifying information, such as name, contract number, Social Security number, and/or personal identification number; tape recording all telephone transactions; and providing written confirmation thereof to both the Annuitant (or Owner, if applicable) and any agent of record, at the last address of record. The Company will not be liable for following instructions communicated by telephone which it reasonably believes to be genuine. Any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine shall not be borne by the Company. The Company may withdraw the telephone exchange privilege upon 30 days written notice to Annuitants.

LOAN PRIVILEGE

       Prior to the Annuitization Date, the Owner of a Qualified may receive a loan from the Contract Value subject to the terms of the Contract, the Plan, and the Code, which may impose restrictions on loans.

       Loans from Qualified Contracts are available beginning 30 days after the Date of Issue. The Contract Owner may borrow a minimum of $1,000. In non-ERISA plans, for Contract Values up to $20,000, the

                                    15 of 96
maximum loan balance which may be outstanding at any time is 80% of the Contract Value, but not more than $10,000. If the Contract Value is $20,000 or more, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. For ERISA plans, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. The $50,000 limit will be reduced by the highest loan balances owed during the prior one-year period. Additional loans are subject to the contract minimum amount. The aggregate of all loans may not exceed the Contract Value limitations stated above.

       For salary reduction Qualified Contracts, loans may only be secured by the Contract Value. For loans from Qualified Contracts the Company reserves the right to limit a loan to 50% of the Contract Value subject to the acceptance by the Contract Owner of the Company's loan agreement. Where permitted, the Company may require other named collateral where the loan from a Contract exceeds 50% of the Contract Value.

       All loans are made from a collateral fixed account. An amount equal to the principal amount of the loan will be transferred to the collateral fixed account. Unless instructed to the contrary by the Contract Owner, the Company will first transfer to the collateral fixed account the Variable Account units from the Contract Owner's investment options in proportion to the assets in each option until the required balance is reached or all such variable units are exhausted. The remaining required collateral will next be transferred from the Fixed Account. No withdrawal charges are deducted at the time of the loan, or on the transfer from the Variable Account to the collateral fixed account.

       Until the loan has been repaid in full, that portion of the collateral fixed account equal to the outstanding loan balance shall be credited with interest at a rate 2.25% less than the loan interest rate fixed by the Company for the term of the loan. However, the interest rate credited to the collateral fixed account will never be less than 3.0%. Specific loan terms are disclosed at the time of loan application or loan issuance.

       Loans must be repaid in substantially level payments, not less frequently than quarterly, within five years. Loans used to purchase the principal residence of the Contract Owner must be repaid within 15 years. During the loan term, the outstanding balance of the loan will continue to earn interest at an annual rate as specified in the loan agreement. Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Loan repayments will be allocated between the Fixed and Variable Accounts in the same proportion as when the loan was made.

       If the Contract is surrendered while the loan is outstanding, the surrender value will be reduced by the amount of the loan outstanding plus accrued interest. If the Contract Owner/Annuitant dies while the loan is outstanding, the Death Benefit will be reduced by the amount of the loan outstanding plus accrued interest. If annuity payments start while the loan is outstanding, the Contract Value will be reduced by the amount of the outstanding loan plus accrued interest. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer as permitted in the Code.

       If a loan payment is not made when due, interest will continue to accrue. A grace period may be available under the terms of the loan agreement. If a loan payment is not made when due, or by the end of the applicable grace period, then that payment, which may be a single periodic payment or payment of the entire loan, will be treated as a deemed Distribution, as permitted by law, may be taxable to the borrower, and may be subject to the early withdrawal tax penalty. Interest which subsequently accrues on defaulted amounts may also be treated as additional deemed Distributions each year. Any defaulted amounts, plus accrued interest, will be deducted from the Contract when the Participant becomes eligible for a Distribution of at least that amount, and this amount may again be treated as a Distribution where required by law. Additional loans may not be available while a previous loan remains in default.

       Loans may also be subject to additional limitations or restrictions under the terms of the employer's plan. Loans permitted under this Contract may still be taxable in whole or part if the Participant has additional loans from other plans or contracts. The Company will calculate the maximum nontaxable loan based on the information provided by the Participant or the Employer.

       Loan repayments must be identified as such or else they will be treated as Purchase Payments and will not be used to reduce the outstanding loan principal or interest due. The Company reserves the right to modify the term or procedures associated with the loan in the event of a change in the laws or regulations relating to the treatment of loans. The Company also reserves the right to assess a loan processing fee. Individual Retirement Annuities and Non-Qualified Contracts are not eligible for loans.

                                    16 of 96

BENEFICIARY PROVISIONS

       The Beneficiary is the person or persons who may receive certain benefits under the Contract in the event the Annuitant dies prior to the Annuitization Date. If more than one Beneficiary survives the Annuitant, each will share equally unless otherwise specified in the Beneficiary designation. If no Beneficiary survives the Annuitant, all rights and interest of the Beneficiary shall vest in the Contingent Beneficiary, and if more than one Contingent Beneficiary survives, each will share equally unless otherwise specified in the Contingent Beneficiary designation. If a Contingent Beneficiary is not named or predeceases the Annuitant, all rights and interest of the Contingent Beneficiary will vest with the Annuitant's estate. The Annuitant may change the Beneficiary or Contingent Beneficiary from time to time, by written notice to the Company. The change, upon receipt by the Company at its Home Office, will take effect as of the time the written notice was signed, whether or not the Annuitant is living at the time of recording, but without further liability as to any payment or settlement made by the Company before receipt of such change.

OWNERSHIP PROVISIONS

       Unless otherwise provided, the Owner has all rights under the Contract. The Owner may, however, authorize the Annuitant to exercise some or all of the rights under the Contract. The exercise of any ownership right in the Contract (including the right to surrender or partially surrender the Contract, to change the Beneficiary, the Contingent Beneficiary, the Annuity Payment Option or the Annuitization Date) shall require a written indication of an intent to exercise that right, which must be signed by the Annuitant.

SUBSTITUTION OF SECURITIES

       If the shares of the underlying Mutual Funds described in this Prospectus should no longer be available for investment by the Variable Account or if, in the judgment of the Company's management, further investment in such underlying Mutual Fund shares should become inappropriate the Company eliminate Sub-Accounts, combine two or more Sub-Accounts, or substitute one or more underlying Mutual Fund for other underlying Mutual Fund shares already purchased or to be purchased in the future by Purchase Payments under the Contract. No substitution of securities in the Variable Account may take place without prior approval of the Securities and Exchange Commission, and under such requirements as it may impose.

INQUIRIES

       Inquiries may be directed to Nationwide Life Insurance Company by writing P.O. Box 16609, Columbus, Ohio 43216-6609, or calling 1-800-848-6331,
TDD 1-800-238-3035.

                    ANNUITY PAYMENT PERIOD-VARIABLE ACCOUNT

       At the Annuitization Date the Variable Account Contract Value is applied to the Annuity Payment Option elected and the amount of the first such payment shall be determined in accordance with the Annuity Table in the Contract.

       Subsequent Variable Annuity payments vary in amount in accordance with the investment performance of the Variable Account. The dollar amount of the first annuity payment determined as above is divided by the value of an Annuity Unit as of the Annuitization Date to establish the number of Annuity Units representing each monthly annuity payment. This number of Annuity Units remains fixed during the annuity payment period. The dollar amount of the second and subsequent payments is not predetermined and may change from month to month. The dollar amount of each subsequent payment is determined by multiplying the fixed number of Annuity Units by the Annuity Unit Value for the Valuation Period in which the payment is due. The Company guarantees that the dollar amount of each payment after the first will not be affected by variations in mortality experience from mortality assumptions used to determine the first payment.

VALUE OF AN ANNUITY UNIT

       The value of an Annuity Unit was arbitrarily set initially at $10 when the first underlying Mutual Fund shares were purchased. The value of an Annuity Unit for a Sub-Account for any subsequent Valuation Period is determined by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum (see "Net Investment Factor").

                                    17 of 96

ASSUMED INVESTMENT RATE

       A 3.5% Assumed Investment Rate is built into the Annuity Tables contained in the Contracts. A higher assumption would mean a higher initial payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual investment rate is at the annual rate of 3.5%, the annuity payments will be level.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

       Annuity payments will be paid as monthly installments. However, if the net amount available to apply under any Annuity Payment Option is less than $5,000, the Company shall have the right to pay such amount in one lump sum in lieu of the payments otherwise provided for. In addition, if the payments provided for would be or become less than $50, the Company shall have the right to change the frequency of payments to such intervals as will result in payments of at least $50. In no event will the Company make payment sunder an annuity option less frequently than annually.

ANNUITIZATION DATE

       The Annuitization Date is selected at the time of application. Such date may be the first day of a calendar month or any other agreed upon date and must be at least 2 years after the Date of Issue.

CHANGE IN ANNUITIZATION DATE

       Upon prior written notice to the Company, the Annuitization Date may be changed. The date to which such a change may be made shall be the first day of a calendar month.

       If requested in writing (see "Ownership Provisions"), and the Company approves the request, the Annuitization Date may be deferred. The amount of the Death Benefit will be limited to the Contract Value if the Annuitization Date is postponed beyond the first day of the calendar month after the Annuitant's 86th birthday.

CHANGE IN FORM OF ANNUITY

       Upon prior written notice to the Company, at any time prior to the Annuitization Date, any one of the Annuity Payment Options may be elected.

ANNUITY PAYMENT OPTIONS

       Any of the following Annuity Payment Options may be elected:

       Option 1-Life Annuity-An annuity payable monthly during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant. IT WOULD BE POSSIBLE UNDER THIS OPTION FOR THE ANNUITANT TO RECEIVE ONLY ONE ANNUITY PAYMENT IF HE OR SHE DIED BEFORE THE SECOND ANNUITY PAYMENT DATE, TWO ANNUITY PAYMENTS IF HE OR SHE DIED BEFORE THE THIRD ANNUITY PAYMENT DATE, AND SO ON.

       Option 2-Joint and Last Survivor Annuity-An annuity payable monthly during the joint lifetimes of the Annuitant and designated second person and continuing thereafter during the lifetime of the survivor. AS IS THE CASE UNDER OPTION 1 ABOVE, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

       Option 3-Life Annuity With 120 or 240 Monthly Payments Guaranteed-An annuity payable monthly during the lifetime of the Annuitant with the guarantee that if at the death of the Annuitant payments have been made for fewer than 120 or 240 months, as selected, payments will be made as follows:

       (1) If the Annuitant is the payee, any guaranteed annuity payments will be continued during the remainder of the selected period to such recipient as chosen by the Annuitant at the time the Annuity Payment Option was selected. In the alternative, the recipient may, at any time, elect to have the present value of the guaranteed number of annuity payments remaining paid in a lump sum as specified in section (2) below.

       (2) If someone other than the Annuitant is the payee, the present value, computed as of the date on which notice of death is received by the Company at its Home Office, of the guaranteed number of annuity payments remaining after receipt of such notice and to which the deceased would have


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              been entitled had he or she not died, computed at the Assumed
              Investment Rate effective in determining the Annuity Tables, shall be paid in a lump sum.

       Some of the stated Annuity Options may not be available in all states. The Annuitant may request an alternative non-guaranteed option by giving notice in writing prior to annuitization. If such a request is approved by the Company, it will be permitted under the Contract.

       If the Annuitant fails to elect an Annuity Payment Option, the Contract Value will continue to accumulate. Individual Retirement Accounts and Annuities are subject to the minimum Distribution requirements set forth in the Internal Revenue Code.

DEATH OF ANNUITANT PRIOR TO THE ANNUITIZATION DATE

       If the Annuitant dies prior to the Annuitization Date, a Death Benefit is payable to the Beneficiary. If no Beneficiary is named (or if the Beneficiary predeceases the Annuitant), then the Death Benefit is payable to the Contingent Beneficiary. If no Contingent Beneficiary is named (or if the Contingent Beneficiary predeceases the Annuitant), then the Death Benefit will be paid to the Annuitant's estate.

       The value of the Death Benefit will be determined as of the Valuation Date coincident with or next following the date the Company receives in writing: (1) due proof of the Annuitant's death, (2) an election for either a single sum payment or an Annuity Payment Option, and (3) any form required by state insurance laws. If a single sum payment is requested, payment will be made in accordance with any applicable laws and regulations governing the payment of Death Benefits. If an Annuity Payment Option is requested, election must be made by the Beneficiary during the 90-day period commencing with the date written notice is received by the Company. If no election has been made by the end of such 90-day period commencing with the date written notice is received by the Company, the Death Benefit will be paid in a single sum payment. If the Annuitant dies prior to his or her 86th birthday, the value of the Death Benefit will be the greater of (1) the sum of all Purchase Payments, made to the Contract less any amounts surrendered, (2) the Contract Value, or
(3) the Contract Value as of the most recent five-year Contract Anniversary, less any amounts surrendered since the most recent five-year Contract Anniversary. If the Annuitant dies on or after his or her 86th birthday, then the Death Benefit will be equal to the Contract Value.

       As an alternative to the death benefit described above, the beneficiary may choose a Distribution that is consistent with the Distribution at death rules set forth below in "Required Distributions for IRA Accounts."

DEATH OF ANNUITANT AFTER THE ANNUITIZATION DATE

       If the Annuitant dies after the Annuitization Date, any benefit that may be payable shall be as specified in the Annuity Payment Option selected.

IRASIRED DISTRIBUTIONS FOR IRA ACCOUNTS

       Distribution from an IRA must begin not later than April 1 of the calendar year following the calendar year in which the IRA account holder (the Annuitant) attains age 70 1/2. Distribution may be accepted in a lump sum or in nearly equal payments over: (a) the Annuitant's life or the lives of the Annuitant and the Annuitant's spouse or designated beneficiary, or (b) a period not extending beyond the life expectancy of the Annuitant and the Annuitant's spouse or designated beneficiary.

       If the Annuitant dies prior to the commencement of the Distribution, the interest in the Annuity held by the custodial account must be distributed by December 31 of the calendar year in which the fifth anniversary of the Annuitant's death occurs unless:

(a) The Annuitant has named his or her surviving spouse as the designated beneficiary and such spouse elects to:

       (i) treat the annuity as an asset of an IRA established for his or her benefit; or

       (ii) receive Distribution of the Contract in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which the Annuitant would have attained age 70 1/2; or

(b) The Annuitant has named a beneficiary other than his or her surviving spouse and such beneficiary elects to receive a Distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Annuitant dies.


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       If the Annuitant dies after Distribution has commenced, the Distribution must continue at least as rapidly as under the schedule being used prior to the Annuitant's death, except to the extent that a surviving spouse beneficiary may elect to treat the Contract as his or her own, in the same manner as is described in section (a)(i) of this provision.

       If the amounts distributed to the Annuitant are less than those mentioned above, a penalty tax of 50% is levied on the amount that should have been distributed for that year.

       All or a portion of each Distribution will be included in the gross income of the person receiving the Distribution and taxed at ordinary income tax rates. The portion of the Distribution which is taxable is based on the ratio between the amount by which non-deductible Purchase Payments exceed prior non-taxable Distributions and total account balances at the time of the Distribution. The Annuitant must annually report the amount of non-deductible Purchase Payments, the amount of any Distribution, the amount by which non-deductible Purchase Payments for all years exceed non-taxable Distributions for all years, and the total balance of all IRAs.

       IRA Distributions will not receive the benefit of the tax treatment of a lump sum Distribution from a Qualified Plan. If the Annuitant dies prior to the time Distribution of the Annuitant's interest in the annuity is completed, the balance will also be included in the Annuitant's gross estate.

REQUIRED DISTRIBUTION FOR QUALIFIED CONTRACTS

       The entire interest of an Annuitant under a Qualified Contract will be distributed in a manner consistent with the Minimum Distribution and Incidental Benefit (MDIB) provisions of Section 401(a)(9) of the Code and regulations thereunder, as applicable, and will be paid, notwithstanding anything else contained herein, to the Owner/Annuitant under the Annuity Payments Option selected, over a period not exceeding:

       A. the life of the Owner/Annuitant or the lives of the Owner/ Annuitant and the Owner/Annuitant's Designated Beneficiary; or

       B. a period not extending beyond the life expectancy of the Owner/Annuitant or the life expectancy of the Owner/Annuitant and the Owner/Annuitant's Designated Beneficiary provided that, for Tax Sheltered Annuity Contracts, no Distributions will be required from this Contract if Distributions otherwise required from this Contract are being withdrawn from another Tax Sheltered Annuity Contract of the Annuitant.

       If the Owner/Annuitant's entire interest is to be distributed in equal or substantially equal payments over a period described in A or B, such payments will commence not later than the first day of April following the calendar year in which the Owner/Annuitant attains age 70 1/2 (the Required Beginning Date). In the case of a governmental plan (as defined in Code
Section 414(d), or church plan (as defined in Code Section 401(a)(9)(C)), the Required Beginning Date will be the later of the dates determined under the preceding sentence or April 1 of the calendar year following the calendar year in which the Annuitant retires.

         If the Owner dies prior to the commencement of his or her Distribution, the interest in the Qualified Contract must be distributed by December 31 of the year in which the fifth anniversary of his or her death occurs unless the Owner names a Beneficiary other than his or her surviving spouse and such beneficiary elects to receive a Distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Owner dies.

       If the Owner/Annuitant dies after Distribution has commenced, Distribution must continue at least as rapidly as under the schedule being used prior to his or her death, except that a surviving spouse may treat a Tax Sheltered Annuity as his or her own to the extent permitted by law.

       Payments commencing on the Required Beginning Date will not be less than the lesser of the quotient obtained by dividing the entire interest of the Owner/Annuitant by the life expectancy of the Owner/Annuitant, or the joint and last survivor expectancy of the Owner/Annuitant and the Owner/Annuitant's Designated Beneficiary (whichever is applicable under the applicable Minimum Distribution or MDIB provisions). Life expectancy and joint and last survivor expectancy are computed by the use of return multiples contained in Section 1.72-9 of the Treasury Regulations.

GENERATION-SKIPPING TRANSFERS

       The Company may determine whether the Death Benefit or any other payment constitutes a direct skip as defined in Section 2612 of the Code, and the amount of the tax on the generation-skipping transfer resulting


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from such direct skip. If applicable, the payment will be reduced by any tax the Company is required to pay by Section 2603 of the Code.

       A direct skip may occur when property is transferred to or a Death Benefit is paid to an individual two or more generations younger than the Annuitant.

                              GENERAL INFORMATION

SERVICES

       ASSET REBALANCING - The Owner (or Annuitant, if so authorized) may direct the automatic reallocation of contract values to the underlying Mutual Fund options on a predetermined percentage basis every three months. If the last day of the three month period falls on a Saturday, Sunday, recognized holiday or any other day when the New York Stock Exchange is closed, the Asset Rebalancing exchange will occur on the last business day before that day. Asset Rebalancing will not affect future allocations of Purchase Payments. An Asset Rebalancing request must be in writing on a form provided by the Company. A financial adviser should be consulted with respect to the use of Asset Rebalancing.

       The Company reserves the right to discontinue offering Asset Rebalancing upon 30 days' written notice to the Annuitants, however, any discontinuation will not affect Asset Rebalancing programs which have already commenced. The Company also reserves the right to assess a processing fee for this service.

       DOLLAR COST AVERAGING- The Owner (or Annuitant, if so authorized) may direct the Company to automatically transfer a specified amount from the Money Market Fund Sub-Account, the Limited Maturity Bond Portfolio Sub-Account or the Fixed Account to any other Sub-Account within the Variable Account on a monthly basis. This service is intended to allow for Dollar Cost Averaging, a long-term investment program which provides for regular, level investments over time. The Company makes no guarantees that Dollar Cost Averaging will result in a profit or protect against loss in a declining market. Transfers for purposes of Dollar Cost Averaging can only be made from the Money Market Fund Sub-Account, the Limited Maturity Bond Portfolio Sub-Account or the Fixed Account. The minimum monthly Dollar Cost Averaging transfer is $100. In addition, Dollar Cost Averaging monthly transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value when the Dollar Cost Averaging program is requested. Transfers out of the Fixed Account, other than for Dollar Cost Averaging, may be subject to certain additional restrictions (see "Transfers"). A written election of this service, on a form provided by the Company, must be in order to begin transfers. Once elected, transfers from the Money Market Fund Sub-Account, the Limited Maturity Bond Portfolio Sub-Account or the Fixed Account will be processed monthly until either the value in the Money Market Fund Sub-Account, the Limited Maturity Bond Portfolio Sub-Account or the Fixed Account is completely depleted or the Annuitant instructs the Company in writing to cancel the monthly transfers.

       The Company reserves the right to discontinue offering Dollar Cost Averaging upon 30 days' written notice, however, any discontinuation will not affect Dollar Cost Averaging programs already commenced. The Company also reserves the right to assess a processing fee for this service.

       SYSTEMATIC WITHDRAWALS- The Owner (or Annuitant, if so authorized) may elect in writing on a form provided by the Company to take Systematic Withdrawals of a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual or annual basis. The Company will process the withdrawals as directed by surrendering on a pro-rata basis Accumulation Units from all of the Sub-Accounts in which an interest is maintained, and the Fixed Account. A Contingent Deferred Sales Charge may apply to Systematic Withdrawals in accordance with the considerations set forth in the "Contingent Deferred Sales Charge" section. Each Systematic Withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on Systematic Withdrawals if the recipient is under age 59 1/2. If so directed, the Company will withhold federal income taxes from each Systematic Withdrawal. A Systematic Withdrawal program will terminate automatically at the end of each Contract Year and may be reinstated only pursuant to a new request. Systematic Withdrawals may be discontinued at any time by notifying the Company in writing.

       If amounts are withdrawn pursuant to a Systematic Withdrawal program, then each year the greater of the following amounts may be withdrawn free of
CDSC: (i) 10% of the total sum of all Purchase Payments made to the Contract at the time of withdrawal, less any Purchase Payments previously withdrawn that were subject to a CDSC, or (ii) the specified percentage of the Contract Value based on the Annuitant's age, as shown in the following table:


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

       Annuitant's                                 Percentage of
           Age                                    Contract Value
       Under 59-1/2                                      5%
     59-1/2 to 70-1/2                                    7%
       70-1/2 to 75                                      9%
       75 and Over                                      13%

       If the total amounts withdrawn in any Contract Year exceed the CDSC-free amount as calculated under the Systematic Withdrawal method described above, then such total withdrawn amounts will be eligible only for the 10% of Purchase Payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section, and the total amount of CDSC charged during the Contract Year will be determined in accordance with that provision.

       The Contract Value and the Annuitant's age for purposes of applying the CDSC-free withdrawal percentage described above are determined as of the date the request for a Systematic Withdrawal program is received and recorded by the Company at its Home Office. The election to take such CDSC-free amounts may only be made once each Contract Year. This CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative, that is, free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.

       Systematic Withdrawals are not available prior to the expiration of the ten day free look provision of the Contract. The Company also reserves the right to assess a processing fee for this service.

STATEMENTS AND REPORTS

       The Company will mail to Owners (or Annuitants, as applicable), at their last known address of record, any statements and reports required by applicable law or regulation. Annuitants should therefore give the Company prompt notice of any address change. The Company will send a confirmation statement each time a transaction is made affecting the Variable Account Contract Value, such as making additional Purchase Payments, transfers, exchanges or withdrawals. Quarterly statements are also mailed detailing the Contract activity during the calendar quarter. Instead of an immediate confirmation of transactions made pursuant to some types of periodic payment plan (such as a dollar cost averaging program) or salary reduction arrangement, confirmation of such transactions in quarterly statements may be received. Information in these statements should be reviewed carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume all transactions are accurately reported on quarterly statements or confirmation statements unless otherwise notified within 30 days after receipt of the statement. The Company will also send each year an annual report and a semi-annual report containing financial statements for the Variable Account, as of December 31 and June 30, respectively.

ALLOCATION OF PURCHASE PAYMENTS AND CONTRACT VALUE

       Purchase Payments are allocated to one or more Sub-Accounts within the Variable Account in accordance with the designation of the underlying Mutual Funds by the Owner (or Annuitant, if so authorized), and converted into Accumulation Units.

       The initial Purchase Payment must be at least $15,000. Subsequent Purchase Payments, if any, must be at least $1,000. Subsequent Purchase Payments are not permitted in the states of New York, Oregon, and Washington. The cumulative total of all Purchase Payments under Contracts issued on the life of any one Designated Annuitant may not exceed $1,000,000 without prior consent of the Company.

       The initial Purchase Payment allocated to designated Sub-Accounts of the Variable Account will be priced not later than 2 business days after receipt of an order to purchase, if the application and all information necessary for processing the purchase order are complete upon receipt by the Company. The Company may, however, retain the Purchase Payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be made complete within 5 days, the prospective purchaser will be informed of the reasons for the delay and the Purchase Payment will be returned immediately unless the prospective purchaser specifically consents to the Company retaining the Purchase Payment until the application is made complete. Thereafter, subsequent Purchase Payments will be priced on the basis of the Accumulation Unit Value next computed for the appropriate Sub-Account after the additional Purchase Payment is received.


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       Purchase Payments will not be priced on the following nationally recognized holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

VALUE OF A VARIABLE ACCOUNT ACCUMULATION UNIT

       The value of a Variable Account Accumulation Unit for each Sub-Account was arbitrarily set initially at $10 when the underlying Mutual Fund shares in that Sub-Account were available for purchase. The value for any subsequent Valuation Period is determined by multiplying the Accumulation Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account during the subsequent Valuation Period. The value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. The number of Accumulation Units will not change as a result of investment experience.

NET INVESTMENT FACTOR

       The Net Investment Factor for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result where:

(a)    is the net of:

       (1) the net asset value per share of the underlying Mutual Fund held in the Sub-Account determined at the end of the current Valuation Period, plus

       (2) the per share amount of any dividend or capital gain Distributions made by the underlying Mutual Fund held in the Sub-Account if the "ex-dividend" date occurs during the current Valuation Period.

(b)    is the net of:

       (1) the net asset value per share of the underlying Mutual Fund held in the Sub-Account determined at the end of the immediately preceding Valuation Period, plus or minus,

       (2) The per share charge or credit, if any, for any taxes reserved for in the immediately preceding Valuation Period.

(c) is a factor representing the daily Mortality Risk Charge, Expense Risk Charge and Administration Charge deducted from the Variable Account. Such factor is equal to an annual rate of 1.40% of the daily net asset value of the Variable Account.

       For underlying Mutual Funds that credit dividends on a daily basis and pay such dividends once a month (the Nationwide Money Market Fund), the Net Investment Factor allows for the monthly reinvestment of these daily dividends.

       The Net Investment Factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease. It should be noted that changes in the Net Investment Factor may not be directly proportional to changes in the net asset value of underlying Mutual Fund shares, because of the deduction for Mortality Risk Charge, Expense Risk Charge and Administration Charge.

VALUATION OF ASSETS

       Underlying Mutual Fund shares in the Variable Account will be valued at their net asset value.

DETERMINING THE CONTRACT VALUE

       The sum of the value of all Variable Account Accumulation Units attributable to the Contract and amounts credited to the Fixed Account is the Contract Value. The number of Accumulation Units credited per each Sub-Account are determined by dividing the net amount allocated to the Sub-Account by the Accumulation Unit Value for the Sub-Account for the Valuation Period during which the Purchase Payment is received by the Company. If part or all of the Contract Value is surrendered or charges or deductions are made against the Contract Value, an appropriate number of Accumulation Units from the Variable Account and an appropriate amount from the Fixed Account will be deducted in the same proportion that the amounts in the Variable Account and the Fixed Account bear to the total Contract Value.

SURRENDER (REDEMPTION)

       While the Contract is in force and prior to the earlier of the Annuitization Date or the death of the Annuitant, the Company will, upon proper written application deemed by the Company to be in good order, allow the surrender of a portion or all of the Contract Value. "Proper written application" means a request for


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

the surrender in writing and includes the Contract. The Company may require that signature(s) be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guaranty.

       The Company will, upon receipt of any such written request, surrender a number of Accumulation Units from the Variable Account and an amount from the Fixed Account necessary to equal the gross dollar amount requested, less any applicable Contingent Deferred Sales Charge (see "Contingent Deferred Sales Charge"). In the event of a partial surrender, the Company will, unless instructed to the contrary, surrender Accumulation Units from all Sub-Accounts in which the Annuitant has an interest, and the Fixed Account. The number of Accumulation Units surrendered from each Sub-Account and the amount surrendered from the Fixed Account will be in the same proportion that the amounts in the Sub-Accounts and Fixed Account bear to the total Contract Value.

       The Company will pay any funds applied for from the Variable Account within 7 days of receipt of such application in the Company's Home Office. However, the Company reserves the right to suspend or postpone the date of any payment of any benefit or values for any Valuation Period (1) when the New York Stock Exchange ("Exchange") is closed, (2) when trading on the Exchange is restricted, (3) when an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or (4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (2) and (3) exist. The Contract Value on surrender may be more or less than the total of Purchase Payments made by an Annuitant, depending on the market value of the underlying Mutual Fund shares.

TAXES

       INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER.

       The Company does not make any guarantee regarding the tax status for any Contract or any transaction involving the Contracts. The Contracts, by themselves, do not qualify for tax-deferral under the federal tax rules governing Non-Qualified Annuities and Individual Retirement Annuities. Instead, the Contracts have been designed to be purchased as assets of IRA custodial accounts pursuant to certain regulations under section 408 of the Code. Annuitants should consult their financial or tax consultants to discuss in detail their particular tax situation and the use of the Contracts.

       Generally, the amount of any payment of items of interest to a nonresident alien of the United State shall be subject to withholding of a tax equal to thirty percent (30%) of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is includable in the recipient's gross income.

IRAS

       The Contract is intended to be purchased as an asset of IRA custodial accounts established pursuant to regulations 1.408-2(b)(2)(ii) and 1.408-2(d) under Section 408 of the Code. Because the Contract's minimum initial and subsequent Purchase Payments are greater than the maximum yearly contribution permitted an IRA, the Contract may be purchased only in connection with a "rollover" (including a direct trustee-to-trustee transfer, where permitted). Specifically, Contracts may be purchased only in connection with a rollover or transfer (if applicable) of amounts from a Qualified Plan, Tax-Sheltered Annuity, IRA or Individual Retirement Annuity. The Annuitant should seek competent advice as to the tax consequences associated with the use of this Contract.

       Recent changes to the Code permit the rollover of most Distributions from Qualified Plans to other Qualified Plans or Individual Retirement Accounts. Most Distributions from Tax-Sheltered Annuities may be rolled into another Tax-Sheltered Annuity or an IRA. Distributions which may not be rolled over are those which are:

     1. one of a series of substantially equal annual (or more frequent) payments made: a) over the life (or life expectancy) of the employee,
         b) the joint lives (or joint life expectancies) of the employee and the employee's designated beneficiary, or c) for a specified period of ten years or more, or

     2.  a required minimum Distribution.


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       Any Distribution from a Qualified Plan or Tax Sheltered Annuity that is eligible for rollover will be subject to federal tax withholding at a rate of twenty percent (20%) unless the Distribution is transferred directly to an appropriate plan as described above.

       Individual Retirement Accounts may not provide life insurance benefits. If the Death Benefit associated with the Contracts offered hereunder exceeds the greater of the cash value of the Contract or the sum of all Purchase Payments (less any surrenders), it is possible the Internal Revenue Service could determine that the Individual Retirement Account does not qualify for the desired tax treatment.

ADVERTISING

       A "yield" and "effective yield" may be advertised for the Nationwide Money Market Fund Sub-Account. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the Sub-Account's units. Yield is an annualized figure, which means that it is assumed that the Sub-Account generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the Securities and Exchange Commission. The effective yield will be slightly higher than yield due to this compounding effect.

       The Company may also from time to time advertise the performance of the Sub-Account of the Variable Account relative to the performance of other variable annuity Sub-Accounts or underlying Mutual Funds with similar or different objectives, or the investment industry as a whole. Other investments to which the Sub-Accounts may be compared include, but are not limited to: precious metals, real estate, stocks and bonds, closed-end funds, CDs, bank money market deposit accounts and passbook savings, and the Consumer Price Index.

       The Sub-Accounts of the Variable Account may also be compared to certain market indexes, which may include, but are not limited to: the S&P 500; Shearson/Lehman Intermediate Government/Corporate Bond Index; Shearson/Lehman Long-Term Government/Corporate Bond Index; Donoghue Money Fund Average; U.S. Treasury Note Index; Bank Rate Monitor National Index of 2 Year CD Rates; and Dow Jones Industrial Average.


       Normally these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to: Lipper Analytical Services, Inc., CDA/Wiesenberger, Morningstar, Donoghue's; magazines such as Money, Forbes, Kiplinger's Personal Finance Magazine, Financial World, Consumer Reports, Business Week, Time, Newsweek, National Underwriter, U.S. News and World Report; rating services such as LIMRA, Value, Best's Agent Guide, Western Annuity Guide, Comparative Annuity Reports; and other publications such as the Wall Street Journal, Barron's, Investor's Daily, and Standard & Poor's Outlook. In addition, Variable Annuity Research & Data Service (The VARDS Report) is an independent rating service that ranks over 500 variable annuity Funds based upon total return performance. These rating services and publications rank the performance of the underlying Mutual Funds against all underlying Mutual Funds over specified periods and against Funds in specified categories. The rankings may or may not include the effects of sales or other charges.


       The Company is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. The Company may advertise these ratings from time to time. In addition, the Company may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend the Company or the Contracts. Furthermore, the Company may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

       The Company may from time to time advertise several types of historical performance for the Sub-Accounts of the Variable Account. The Company may advertise for the Sub-Accounts standardized "average annual total return," calculated in a manner prescribed by the Securities and Exchange Commission, and nonstandardized "total return." "Average annual total return" will show the percentage rate of return of a hypothetical initial investment of $1,000 for at least the most recent one, five and ten year period, or for a period covering the time the underlying Mutual Fund option held in the Sub-Account has been in existence, if the underlying Mutual Fund option has not been in existence for one of the prescribed periods. This calculation


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reflects the deduction of all applicable charges made to the Contracts except for premium taxes, which may be imposed by certain states.

       Nonstandardized "total return" will be calculated in a similar manner and for the same time periods as the average annual total return except total return will assume an initial investment of $10,000 and will not reflect the deduction of any applicable Contingent Deferred Sales Charge, which, if reflected, would decrease the level of performance shown. The Contingent Deferred Sales Charge is not reflected because the Contracts are designed for long term investment. An assumed initial investment of $10,000 will be used because that figure more closely approximates the size of a typical Contract than does the $1,000 figure used in calculating the standardized average annual total return quotations.

       For those underlying Mutual Fund options which have not been held as Sub-Accounts within the Variable Account for one of the quoted periods, the standardized average annual total return and nonstandardized total return quotations will show the investment performance such underlying Mutual Fund options would have achieved (reduced by the applicable charges) had they been held as Sub-Accounts within the Variable Account for the period quoted.

       ALL PERFORMANCE INFORMATION AND COMPARATIVE MATERIAL ADVERTISED BY THE COMPANY IS HISTORICAL IN NATURE AND IS NOT INTENDED TO REPRESENT OR GUARANTEE FUTURE RESULTS. AN ANNUITANT'S CONTRACT VALUE AT REDEMPTION MAY BE MORE OR LESS THAN ORIGINAL COST.

                               LEGAL PROCEEDINGS


         From time to time the Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.

         In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements. In October 1996, a policyholder of Nationwide Life filed a complaint in Alabama state court against Nationwide Life and an agent of Nationwide Life (Wayne M. King v. Nationwide Life Insurance Company and Danny Nix), related to the sale of a whole life policy on a "vanishing premium" basis and seeking unspecified compensatory and punitive damages. In February 1997, Nationwide Life was named as a defendant in a lawsuit filed in New York Supreme Court also related to the sale of whole life policies on a "vanishing premium" basis (John H. Snyder v. Nationwide Mutual Insurance Company, Nationwide Mutual Insurance Co. and Nationwide Life Insurance Co.). The plaintiff in such lawsuit seeks to represent a national class of Nationwide Life policyholders and claims unspecified compensatory and punitive damages. This lawsuit is in an early stage and has not been certified as a class action. Nationwide Life intends to defend these cases vigorously. There can be no assurance that any future litigation relating to pricing and sales practices will not have a material adverse effect on the Company.

       The General Distributor, Nationwide Advisory Services, Inc., is not engaged in any litigation of any material nature.


            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                  PAGE
General Information and History.....................................1
Services............................................................1
Purchase of Securities Being Offered................................1
Underwriters........................................................2
Calculations of Performance.........................................2
Fund Performance Summary..........................................N/A
Annuity Payments....................................................3
Financial Statements................................................4

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                                   APPENDIX A

                                 FIXED ACCOUNT

       Purchase payments under the Fixed Account portion of the Contract and transfers to the Fixed Account portion become part of the general account of the Company, which support insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the general account have not been registered under the Securities Act of 1933 ("1933 Act"), nor is the general account registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither the general account nor any interest therein are generally subject to the provisions of the 1933 or 1940 Acts, and we have been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus which related to the guaranteed interest portion. Disclosures regarding the Fixed Account portion of the Contract and the general account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

                           FIXED ACCOUNT ALLOCATIONS

THE FIXED ACCOUNT

       The Fixed Account is made up of all the general assets of the Company, other than those in the Variable Account and any other segregated asset account. Fixed Account Purchase Payments will be allocated to the Fixed Account by election of the Annuitant at the time of purchase.

       The Company will invest the assets of the Fixed Account in those assets chosen by the Company and allowed by applicable law. Investment income from such Fixed Account assets will be allocated by the Company between itself and the Contracts participating in the Fixed Account.

       The level of annuity payments made to Annuitants under the Contracts will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. The Company assumes this "mortality risk" by virtue of annuity rates incorporated in the Contract which cannot be changed. In addition, the Company guarantees that it will not increase charges for maintenance of the Contracts regardless of its actual expenses.

       Investment income from the Fixed Account allocated to the Company includes compensation for mortality and expense risks borne by the Company in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in the sole discretion of the Company at such rate or rates as the Company prospectively declares from time to time. Any such rate or rates so determined will remain effective for a period of not less than twelve months, and remain at such rate unless changed. However, the Company guarantees that it will credit interest at not less than 3.0% per year (or as otherwise required under state law, or at such minimum rate as stated in the Contract when sold). ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 3.0% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE ANNUITANT ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3.0% FOR ANY GIVEN YEAR. New Purchase Payments deposited to the Contract which are allocated to the Fixed Account may receive a different rate of interest than money transferred from the Variable Sub-Accounts to the Fixed Account and amounts maturing in the Fixed Account at the expiration of an Interest Rate Guarantee Period.

       The Company guarantees that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described above, less the sum of all administrative charges, any applicable premium taxes, and less any amounts surrendered. If the Annuitant effects a surrender, the amount available from the Fixed Account will be reduced by any applicable Contingent Deferred Sales Charge (see "Contingent Deferred Sales Charge").

TRANSFERS

       Annuitants may at the maturity of an Interest Rate Guarantee Period, transfer a portion of the value of the Fixed Account to the Variable Account. The maximum percentage that may be transferred will be determined by the Company at its sole discretion, but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing and will be declared upon the expiration date of the then current Interest Rate Guarantee Period. The Interest Rate Guarantee Period expires on the final day of a calendar quarter. Transfers must be made within 45 days after the expiration date of the guarantee period. Annuitants who have


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entered into a Dollar Cost Averaging Agreement with the Company (see
"Dollar Cost Averaging") may transfer from the Fixed Account to the Variable Account under the terms of that agreement.

       Any group annuity Contract offered in conjunction with this Prospectus, the assets of which are invested in the general account of the Company may be subject to restrictions on surrender of a plan's or a participant's interest in the annuity Contract, and may require that such a surrender be completed over a period of 5 years.

                      ANNUITY PAYMENT PERIOD-FIXED ACCOUNT

FIRST AND SUBSEQUENT PAYMENTS

       A Fixed Annuity is an annuity with payments which are guaranteed by the Company as to dollar amount during the annuity payment period. The first Fixed Annuity payment will be determined by applying the Fixed Account Contract Value to the applicable Annuity Table in accordance with the Annuity Payment Option elected. This will be done at the Annuitization Date on an age last birthday basis. Fixed Annuity payments after the first will not be less than the first Fixed Annuity payment.

       The Company does not credit discretionary interest to Fixed Annuity payments during the annuity payment period for annuity options based on life contingencies. The Annuitant must rely on the Annuity Tables applicable to the Contracts to determine the amount of such Fixed Annuity payments.


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                                   APPENDIX B

                              PARTICIPATING FUNDS

       American Century: Benham Short-Term Government

       Investment Objective: To seek current income and limited price volatility by maintaining an average weighted portfolio maturity of four years or less. U.S. Governments invests in securities of the United States government and its agencies. American Century Investment Services, Inc. serves as the Fund's investment advisor.

       American Century: Twentieth Century Growth

       Investment Objective: Seeks capital growth through investment in securities which the management considers to have better than average prospects for appreciation of value. The Fund's investment approach identifies companies with accelerating earnings and revenues. As part of its strategy, the Fund remains essentially fully invested in stocks at all times. American Century Investment Services, Inc. serves as the Fund's investment advisor.

       American Century:  Twentieth Century International Growth

       Investment Objective: Seeks capital growth by investing in an international portfolio of common stocks, primarily in developed markets; stocks considered by the investment manager to have prospects for appreciation. The Fund will invest primarily in common stocks (defined to include depository receipts for common stocks) and other equity equivalents of such companies. American Century Investment Services, Inc. serves as the Fund's investment advisor.

       American Century:  Twentieth Century Ultra

       Investment Objective: The investment objective of the Fund is to seek capital growth by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation. American Century Investment Services, Inc. serves as the Fund's investment advisor.

       Delchester Fund-Institutional Class

       Investment Objective: Seeks to provide high current income by investing principally in corporate bonds, and also in U.S. Government securities and commercial paper. This Fund invests primarily in high-yield securities (junk bonds) and greater risks may be involved with an investment in the Fund than an investment in a Mutual Fund comprised primarily of investment grade bonds. Delaware Management Company, Inc. serves as the Fund's investment advisor.

       Dreyfus A Bonds Plus, Inc.

       Investment Objective: The Fund's goal is to provide the maximum amount of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Fund invests principally in debt obligations of corporations, the U.S. Government and its agencies and instrumentalities, and major U.S. banking institutions. The Fund's investment objective cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940) of the Fund's outstanding voting shares. There can be no assurance that the Fund's investment objective will be achieved. The Dreyfus Corporation serves as the Fund's investment advisor.

       Dreyfus S & P 500 Index Fund (Formerly Peoples Index Fund, Inc.)

       Investment Objective: Seeks to provide investment results that correspond to the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund's investment objective cannot be changed without approval by the holders of a majority of the Fund's outstanding voting shares. The Dreyfus Corporation serves as the Fund's investment advisor.

       The Dreyfus Third Century Fund, Inc.

       Investment Objective: Primarily seeks to provide capital growth through equity investment in companies that, in the opinion of the Fund's management, not only meet traditional investment standards but which also show evidence that they conduct their business, in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal. The Dreyfus Corporation serves as the Fund's investment advisor.

       Evergreen Income and Growth Fund (formerly The Evergreen Total Return
       Fund)

       Investment Objective: Seeks to achieve a return consisting of current income and capital appreciation in the value of its shares. The emphasis on current income and capital appreciation will be relatively equal although, over time, changes in the outlook for market conditions and the level of interest rates will cause


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       the Fund to vary its emphasis between these two elements in its search for the optimum return for its shareholders. The Fund seeks to achieve its investment objective through investments in common stocks, preferred stocks, securities convertible into or exchangeable for common stocks and fixed income securities. The Fund may also write covered call options. Evergreen Asset Management Corp. serves as the Fund's investment advisor.


       Fidelity Asset Manager(TM)


       Investment Objective: Seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments. Fidelity Management & Research Company serves as the Fund's investment advisor.

       Fidelity Equity-Income Fund


       Investment Objective: Seeks to obtain reasonable income from a portfolio consisting primarily of income-producing equity securities. The Fund seeks a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price index. In addition, consistent with the above objective, in managing its portfolio, the Fund will consider the potential for achieving capital appreciation. Fidelity Management & Research Company serves as the Fund's investment advisor.

       Fidelity Magellan(R) Fund


       Investment Objective: Seeks capital appreciation by investing primarily in common stock and securities convertible into common stock. Up to 20% of the Fund's assets may also be invested in debt securities of all types and qualities issued by foreign and domestic issuers if the Fund's management believes that doing so will result in capital appreciation. No emphasis is placed on dividend income except when the Fund's management believes that this income will have a favorable influence on the market value of the security. Because the Fund has no limitation on the quality of debt securities in which it may invest, the debt securities in its portfolio may be of poor quality and may present the risk of default or may be in default. Fidelity Management & Research Company serves as the Fund's investment advisor.


       Fidelity Puritan Fund


       Investment Objective: Seeks to obtain as much income as possible, consistent with the preservation and conservation of capital, by investing in a broadly diversified portfolio of high-yielding securities, including common stocks, preferred stocks, and bonds. While emphasis on income is an important objective, this does not preclude growth in capital since some securities offering a better than average yield may also possess some growth possibilities. Fidelity Management & Research Company serves as the Fund's investment advisor.


       Janus Twenty Fund


       Investment Objective: Seeks growth of capital in a manner consistent with the preservation of capital. Under normal conditions, the Fund will concentrate its investments in a core position of 20-30 common stocks. However, the percentage of the Fund's assets invested in common stocks will vary, depending upon its investment adviser's opinion of prevailing market, financial and economic conditions. Consequently, the Fund may at times hold substantial positions in cash, or interest bearing securities. Janus Capital Corporation serves as the Fund's investment advisor.


       MFS(R) World Governments Fund


       Investment Objective: To seek not only preservation, but also growth of capital, together with moderate current income through a professionally managed internationally diversified portfolio consisting primarily of debt securities and, to a lesser extent, equity securities. The Fund is designed for investors who wish to diversify their investments beyond the United States and who are prepared to accept the risks entailed in such investments which may be higher than those associated with certain U.S. Investments. Massachusetts Financial Services Company serves as the Fund's investment advisor.


       Nationwide(R) Bond Fund


       Investment Objective: Seeks to generate a high level of income consistent with capital preservation through investments in high quality bonds and other fixed income securities. Through investment in long-term income obligations, including corporate debt securities, United States and Canadian government obligations and commercial paper, this Fund seeks to serve those who are less willing to accept the greater risk and higher volatility of a common stock portfolio. Nationwide Advisory Services, Inc. serves as the Fund's investment advisor.


       Nationwide(R) Fund


       Investment Objective: Seeks to obtain a reasonable current income on invested capital and possible growth of such income through timely investments in common stocks, convertible issues or bonds. Major


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       emphasis in the selection of investments for this Fund is placed on securities which will provide a reasonable current return. Though growth of capital considerations is secondary, an effort is made to select those securities which, while paying a reasonable current return, also hold some promise of long-term growth as well as possibilities of growth of income. Nationwide Advisory Services, Inc. serves as the Fund's investment advisor.


       Nationwide(R) Growth Fund


       Investment Objective: Seeks to achieve reasonable growth of capital through selective participation in the long-term progress of business without emphasis on current return on invested capital. Major emphasis in the selection of securities for this Fund is placed on strong companies which have capable management, and are in fields where social and economic trends, technical developments and new processes or products indicate greater than average growth. Nationwide Advisory Services, Inc. serves as the Fund's investment advisor.


       Nationwide(R) Money Market Fund


       Investment Objective: Seeks to provide as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity, through a diversified portfolio of high quality money market instruments maturing in one year or less. Nationwide Advisory Services, Inc. serves as the Fund's investment advisor.


       Neuberger & Berman Guardian Fund, Inc.


       Investment Objective: Seeks capital appreciation through investments generally in dividend-paying issues of established companies that its investment officers believe are well managed. The emphasis of the Fund's investments is on common stock. The Fund diversifies its holdings among different industries and different companies in light of conditions prevailing at any given time. Current income is a secondary objective. Neuberger&Berman Management Incorporated serves as the Fund's investment advisor.


       Neuberger & Berman Limited Maturity Bond Fund


       Investment Objective: Seeks highest current income consistent with low risk to principal and liquidity. The Fund invests in a diversified portfolio of short-to intermediate-term debt securities and other debt securities with special features producing similar price characteristics. Total return is a secondary objective. Neuberger&Berman Management Incorporated serves as the Fund's investment advisor.


       Neuberger & Berman Partners Fund, Inc.


       Investment Objective: Seeks capital growth. The Fund invests in securities solely on the basis of management's evaluation of their investment merit and potential for growth using a value-oriented approach to the selection of individual securities. The Fund's management believes that the Fund is an attractive investment vehicle for conservative investors who are interested in long-term appreciation from stock investments, but who have a low tolerance for risk. Neuberger&Berman Management Incorporated serves as the Fund's investment advisor.


       Oppenheimer Global Fund


       Investment Objective: Seeks capital appreciation. The Fund emphasizes investment in foreign and domestic securities considered by the Fund's investment manager to have appreciation possibilities, primarily common stocks or securities having investment characteristics of common stocks (such as convertible securities) of "growth-type" companies. As a matter of fundamental policy, under normal market conditions, the Fund will invest its total assets in securities of issuers traded in markets in at least three different countries (which may include the United States). The portfolio may also emphasize securities of cyclical industries and "special situations" when the Fund's manager believes that they present opportunities for capital growth. The remainder of the Fund's invested assets will be invested in securities for liquidity purposes. Oppenheimer Management Corporation serves as the Fund's investment advisor.


       Phoenix Balanced Fund Series


       Investment Objective: The Fund seeks reasonable income, long-term capital growth and conservation of capital. It is intended that the Fund will invest in common stocks and fixed income securities, with emphasis on income-producing securities which appear to have some potential for capital enhancement. Phoenix Investment Counsel, Inc. serves as the Fund's investment advisor.


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       Strong Total Return Fund, Inc.


       Investment Objective: Seeks a combination of income and capital appreciation which will produce the highest total return while assuming reasonable risks. "Reasonable risks" refers to the advisor's judgment that the risks of investing in the securities in the Total Return Fund's portfolio are no greater than normal. The Total Return Fund invests in common stocks and other equity-type securities; corporate bonds, debentures, and notes; and short-term money market instruments. Common stocks may be either growth or income oriented. Other equity-type securities are limited to convertible bonds, preferred stocks, warrants, and convertible preferred shares. Short-term money market instruments include U.S. Treasury obligations, bank certificates of deposit, commercial paper, and variable-rate master demand notes (floating-rate debt instruments without a fixed maturity). The Total Return Fund may also invest in debt securities issued or guaranteed by the U.S. government and its agencies or instrumentalities. Strong Capital Management, Inc. serves as the Fund's investment advisor.



       Templeton Foreign Fund-Class I

       Investment Objective: Seeks long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. Any income realized will be incidental. Templeton Investment Counsel, Inc. serves as the Fund's investment advisor.


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                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 1, 1997


     INDIVIDUAL MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED BY THE NATIONWIDE VARIABLE ACCOUNT
                      OF NATIONWIDE LIFE INSURANCE COMPANY


       This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated May 1, 1997. The Prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 16609, Columbus, Ohio 43216-6609, or calling 1-800-243-6295,
TDD 1-800-238-3035.


                               TABLE OF CONTENTS

                                                              PAGE
General Information and History.................................1
Services........................................................1
Purchase of Securities Being Offered............................1
Underwriters....................................................2
Calculations of Performance.....................................2
Fund Performance Summary......................................N/A
Annuity Payments................................................3
Financial Statements............................................4

GENERAL INFORMATION AND HISTORY


       Nationwide Variable Account is a separate investment account of Nationwide Life Insurance Company ("Company"). The Company is a member of the Nationwide Insurance Enterprise and all of the Company's common stock is owned by Nationwide Financial Services, Inc. (NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), the ultimate controlling persons of Nationwide Insurance Enterprise.


SERVICES

       The Company, which has responsibility for administration of the Contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Annuitant and the number and type of Contracts issued to each such Annuitant and records with respect to the Contract Value of each Contract.

       The Custodian of the assets of the Variable Account is the Company. The Company will maintain a record of all purchases and redemptions of shares of the underlying Mutual Funds. The Company, or affiliates of the Company, have entered into agreements with either the investment adviser or distributor for several of the underlying Mutual Funds. The agreements relate to administrative services provided by the Company or an affiliate of the Company and provide for an annual fee based on the average aggregate net assets of the Variable Account (and other separate accounts of the Company or life insurance company subsidiaries of the Company) invested in particular underlying Mutual Funds. These fees in no way affect the net asset value of the underlying Mutual Funds or fees paid by the Contract Owner.

       The financial statements and schedules have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

PURCHASE OF SECURITIES BEING OFFERED

       The Contracts will be sold by licensed insurance agents in the states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

       The Annuitant may transfer up to 100% of the Contract Value from the Variable Account to the Fixed Account. However, the Company, at its sole discretion, reserves the right to limit such transfers to 25% of the Contract Value for any 12 month period. Annuitants may at the maturity of an Interest Rate Guarantee Period


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transfer a portion of the Contract Value of the Fixed Account to the Variable
Account. Such portion will be determined by the Company at its sole discretion (but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing), and will be declared upon the expiration date of the then current Interest Rate Guarantee Period. The Interest Rate Guarantee Period expires on the final day of a calendar quarter. Transfer under this provision must be made within 45 days after the termination date of the guarantee period. Annuitants who have entered into a Dollar Cost Averaging agreement with the Company may transfer from the Fixed Account under the terms of that agreement.

       Transfers from the Fixed and Variable Accounts may not be made prior to the first Contract Anniversary. Transfers from the Fixed Account may not be made within 12 months of any prior Transfer. Transfers must also be made prior to the Annuitization Date.

UNDERWRITERS


       The Contracts, which are offered continuously, are distributed by Nationwide Advisory Services, Inc. ("NAS"), One Nationwide Plaza, Columbus, Ohio 43216, a wholly owned subsidiary of the Company. During the fiscal years ended December 31, 1996, 1995 and 1994, no underwriting commissions were paid by the Company to NAS.


CALCULATIONS OF PERFORMANCE

       Any current yield quotations of the Nationwide Money Market Fund Sub-Account, subject to Rule 482 of the Securities Act of 1933, shall consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield shall be calculated by determining the net change, exclusive of capital changes, in the value of hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Annuitant accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year.

       The Nationwide Money Market Fund Sub-Account's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Nationwide Money Market Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Sub-Account determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the Fund's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that an Annuitant's investment in the Nationwide Money Market Fund Sub-Account is not guaranteed or insured. Yield of other money market funds may not be comparable if a different base period or another method of calculation is used.

       All performance advertising shall also include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the Securities and Exchange Commission, to facilitate comparison with standardized Average annual total return advertised for a specific period is found by first taking a hypothetical $1,000 investment in each of the Sub-Accounts' units on the first day of the period at the offering price, which is the Accumulation Unit Value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of a 1.40% Mortality, Expense Risk and Administration Charge. The redeemable value also reflects the effect of any applicable Contingent Deferred Sales Charge that may be imposed at the end of the period (See "Contingent Deferred Sales Charge" located in the prospectus). No deduction is made for premium taxes which may be assessed by certain states. Nonstandardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the nonstandardized total return is based on a hypothetical initial investment of $25,000 and does not reflect the deduction of any applicable Contingent Deferred Sales Charge. Reflecting the Contingent Deferred Sales Charge would decrease the level of the performance advertised. The Contingent Deferred Sales Charge is not reflected because the Contract is designed for long term investment. An assumed initial investment of $25,000 will be used because that figure more closely approximates the size of a typical Contract than does the $1,000 figure used in calculating the standardized average annual total return quotations.

                                    34 of 96

       The standardized average annual total return and nonstandardized total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both the standardized average annual return and the nonstandardized total return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the underlying Mutual Fund option held in the Sub-Account has been in existence, if the underlying Mutual Fund option has not been in existence for one of the prescribed periods. For those underlying Mutual Fund options which have not been held as Sub-Accounts within the Variable Account for one of the quoted periods, the standardized average annual total return and nonstandardized total return quotations will show the investment performance such underlying Mutual Fund options would have achieved (reduced by the applicable charges) had they been held as Sub-Accounts within the Variable Account for the period quoted.

       Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance, therefore, would not be considered a guarantee of future performance. Factors affecting a Sub-Account's performance include general market conditions, operating expenses and investment management. An Annuitant's account when redeemed may be more or less than original cost.

ANNUITY PAYMENTS

         See "Frequency and Amount of Annuity payments" located in the prospectus.

                                    35 of 96

                         Independent Auditors' Report
                         ----------------------------

The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide Variable Account:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account as of December 31, 1996, and the related statements of operations and changes in contract owners' equity and schedules of changes in unit value for each of the years in the three year period then ended. These financial statements and schedules of changes in unit value are the responsibility of the Company's management.
Our responsibility is to express an opinion on these financial statements and schedules of changes in unit value based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedules of changes in unit value are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and schedules of changes in unit value referred to above present fairly, in all material respects, the financial position of Nationwide Variable Account as of December 31, 1996, and the results of its operations and its changes in contract owners' equity and the schedules of changes in unit value for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

                                                     KPMG Peat Marwick LLP


Columbus, Ohio
February 7, 1997

                          NATIONWIDE VARIABLE ACCOUNT
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                               DECEMBER 31, 1996


Assets:
   Investments at market value:
      American Century: Benham Short-Term Government Fund (ACBenSTGvt)
         352,166 shares (cost $3,329,420)                                                                       $ 3,327,970

      American Century: Income & Growth Fund (ACIncGro)
         9,549 shares (cost $201,878)                                                                               192,507

      American Century: Twentieth Century Growth Fund (ACTCGro)
         443,122 shares (cost $9,134,062)                                                                         9,695,503

      American Century: Twentieth Century International Growth Fund (ACTCIntlGr)
         62,812 shares (cost $508,980)                                                                              499,981

      American Century: Twentieth Century Ultra Fund (ACTCUltra)
         260,938 shares (cost $6,797,299)                                                                         7,329,751

      Delaware Group Delchester High-Yield Bond Fund, Inc. --
      Delchester Fund Institutional Class (DeHYBd)
         151,175 shares (cost $941,293)                                                                             958,452

      Dreyfus A Bonds Plus, Inc. (DryABds)
         128,688 shares (cost $1,853,340)                                                                         1,854,392

      Dreyfus S&P 500 Index Fund (Dry500Ix)
         147,661 shares (cost $3,174,622)                                                                         3,281,018

      The Dreyfus Third Century Fund, Inc. (Dry3dCen)
         37,828 shares (cost $338,693)                                                                              333,646

      The Evergreen Total Return Fund -- Class Y (EvTotRet)
         42,997 shares (cost $839,111)                                                                              917,131

      Federated Investment Series Funds, Inc. -- Federated Bond Fund -- Class F (FedBdFd)
         10,243 shares (cost $100,765)                                                                               99,873

      Fidelity Advisor Equity-Income Fund -- Class T (FAEqInc)
         31,182 shares (cost $656,849)                                                                              683,504

      Fidelity Advisor Growth Opportunities Fund -- Class T (FAGrOpp)
         60,241 shares (cost $2,078,053)                                                                          2,126,506

      Fidelity Advisor High Yield Fund -- Class T (FAHiYld)
         65,372 shares (cost $791,211)                                                                              797,539

      Fidelity Advisor Income & Growth Fund -- Class T (FAIncGr)
         1,824 shares (cost $29,613)                                                                                 29,871

      Fidelity Asset Manager(TM) (FidAsMgr)
         184,830 shares (cost $2,829,942)                                                                         3,044,154

      Fidelity Capital & Income Fund (FidCapInc)
         132,273 shares (cost $1,191,344)                                                                         1,238,072

      Fidelity Equity-Income Fund (FidEqInc)
         333,029 shares (cost $11,426,729)                                                                       14,263,635

      Fidelity Magellan(R) Fund (FidMgln)
         144,985 shares (cost $11,657,388)                                                                       11,693,067

      Fidelity Puritan(R) Fund (FidPurtn)
         451,817 shares (cost $7,460,394)                                                                         7,789,321


      Fidelity VIP -- High Income Portfolio (FidVIPHI)
         21,554 shares (cost $242,137)                                                                              269,853

      Janus Fund (JanFund)
         65,811 shares (cost $1,679,627)                                                                          1,609,086

      Janus Twenty Fund (Jan20Fd)
         123,753 shares (cost $3,576,224)                                                                         3,399,499

      Janus Worldwide Fund (JanWrldwde)
         13,815 shares (cost $488,922)                                                                              465,425

      MFS(R) World Governments Fund -- Class A (MFSWdGvt)
         92,422 shares (cost $1,061,998)                                                                          1,044,368

      Nationwide(R) Bond Fund (NWBdFd)
         174,036 shares (cost $1,645,444)                                                                         1,616,791

      Nationwide(R) Fund (NWFund)
         123,198 shares (cost $2,028,689)                                                                         2,488,606

      Nationwide(R) Growth Fund (NWGroFd)
         276,926 shares (cost $3,089,203)                                                                         3,683,114

      Nationwide(R) Money Market Fund (NWMyMkt)
         7,642,255 shares (cost $7,642,255)                                                                       7,642,255

      Nationwide(R) U.S. Government Income Fund (NWUSGvt)
         6,582 shares (cost $65,768)                                                                                 65,816

      Neuberger & Berman Guardian Fund (NBGuard)
         203,903 shares (cost $4,851,586)                                                                         5,226,045

      Neuberger & Berman Limited Maturity Bond Fund (NBLtdMat)
         82,284 shares (cost $820,121)                                                                              821,194

      Neuberger & Berman Partners Fund (NBPartFd)
         164,590 shares (cost $3,903,279)                                                                         4,146,017

      Oppenheimer Global Fund -- Class A (OppGlob)
         105,470 shares (cost $3,788,490)                                                                         4,116,503

      Phoenix Balanced Fund Series -- Class A (PhxBalFd)
         33,488 shares (cost $563,195)                                                                              532,116

      Strong Total Return Fund, Inc. (StTotRet)
         39,285 shares (cost $1,130,346)                                                                          1,069,724

      Templeton Foreign Fund -- Class I (TemForFd)
         332,378 shares (cost $3,231,735)                                                                         3,443,435

      Warburg Pincus Emerging Growth Fund -- Common Shares (WPEmGro)
         89,232 shares (cost $2,900,286)                                                                          2,964,301
                                                                                                               ------------
            Total investments                                                                                   114,760,041

   Accounts receivable                                                                                               33,220
                                                                                                               ------------
            Total assets                                                                                        114,793,261

Accounts payable                                                                                                      4,844
                                                                                                               ------------
Contract owners' equity (note 4)                                                                               $114,788,417
                                                                                                               ============

See accompanying notes to financial statements.

                          NATIONWIDE VARIABLE ACCOUNT
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994


                                                                             1996               1995               1994
                                                                          -----------        -----------        -----------
Investment activity:
   Reinvested capital gains and dividends                                 $ 8,358,915          5,403,676          4,476,720
   Mortality, expense and administration charges (note 2)                  (1,250,216)          (828,380)          (666,881)
                                                                         ------------        -----------        -----------
      Net investment activity                                               7,108,699          4,575,296          3,809,839
                                                                         ------------        -----------        -----------

   Proceeds from mutual fund shares sold                                   32,882,395         19,494,999         19,343,653
   Cost of mutual fund shares sold                                        (30,480,861)       (19,182,917)       (18,215,058)
                                                                         ------------        -----------        -----------
      Realized gain (loss) on investments                                   2,401,534            312,082          1,128,595
   Change in unrealized gain (loss) on investments                          2,414,112          6,984,871         (5,977,389)
                                                                         ------------        -----------        -----------
      Net gain (loss) on investments                                        4,815,646          7,296,953         (4,848,794)
                                                                         ------------        -----------        -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations                               11,924,345         11,872,249         (1,038,955)
                                                                         ------------        -----------        -----------

Equity transactions:
   Purchase payments received from contract owners                         36,936,853         21,817,759         16,078,025
   Redemptions                                                            (11,033,070)       (11,831,829)        (5,989,583)
   Annuity benefits                                                           (22,282)           (18,792)           (19,197)
   Annual contract maintenance charge (note 2)                                (82,641)           (70,366)           (68,239)
   Contingent deferred sales charges (note 2)                                (162,303)           (43,999)           (50,816)
   Adjustments to maintain reserves                                             1,139              5,498              1,593
                                                                         ------------        -----------        -----------
         Net equity transactions                                           25,637,696          9,858,271          9,951,783
                                                                         ------------        -----------        -----------

Net change in contract owners' equity                                      37,562,041         21,730,520          8,912,828
Contract owners' equity beginning of period                                77,226,376         55,495,856         46,583,028
                                                                         ------------        -----------        -----------
Contract owners' equity end of period                                    $114,788,417         77,226,376         55,495,856
                                                                         ============        ===========        ===========


See accompanying notes to financial statements.

                          NATIONWIDE VARIABLE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 1996, 1995 AND 1994


(1)  Summary of Significant Accounting Policies

     (a) Organization and Nature of Operations

         The Nationwide Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers Individual Deferred Variable Annuity Contracts through the Account. As of December 25, 1982, only tax qualified contracts are issued. The primary distribution for the contract is through the Company for Individual Retirement Account rollovers; however, other distributors may be utiized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract charges.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

         American Century: Benham Short-Term Government Fund (ACBenSTGvt)
            (formerly Twentieth Century Investors, Inc. -- U.S. Governments Short-Term (TCUSGvt))

         American Century: Income & Growth Fund (ACIncGro)

         American Century: Twentieth Century Growth Fund (ACTCGro)
            (formerly Twentieth Century Investors, Inc. -- Growth Investors (TCGroInv))

         American Century: Twentieth Century International Growth Fund
            (ACTCIntlGr) (formerly Twentieth Century World Investors, Inc. -- International Equity (TCIntlEq))

         American Century: Twentieth Century Ultra Fund (ACTCUltra)
            (formerly Twentieth Century Investors, Inc. -- Ultra Investors (TCUltra))

         Delaware Group Delchester High-Yield Bond Fund, Inc. -- Delchester
            Fund Institutional Class (DeHYBd)

         Dreyfus A Bonds Plus, Inc. (DryABds)

         Dreyfus S&P 500 Index Fund (Dry500Ix) (formerly Peoples Index Fund(R), Inc. (PeoIxFd))

         The Dreyfus Third Century Fund, Inc. (Dry3dCen)

         The Evergreen Total Return Fund -- Class Y (EvTotRet)

         Federated Investment Series Funds, Inc. -- Federated Bond Fund -- Class F (FedBdFd)

         Fidelity Advisor Equity-Income Fund -- Class T (FAEqInc)

         Fidelity Advisor Growth Opportunities Fund -- Class T (FAGrOpp)

         Fidelity Advisor High Yield Fund - Class T (FAHiYld)

         Fidelity Advisor Income & Growth Fund -- Class T (FAIncGr)

         Fidelity Asset Manager(TM) (FidAsMgr)

         Fidelity Capital & Income Fund (FidCapInc)
            (not available for additional purchase payments or exchanges after May 1, 1991)

         Fidelity Equity-Income Fund (FidEqInc)

         Fidelity Magellan(R) Fund (FidMgln)

         Fidelity Puritan(R) Fund (FidPurtn)

         Portfolio of the Fidelity Variable Insurance Products Fund
            (Fidelity VIP);
            Fidelity VIP - High Income Portfolio (FidVIPHI)
            (not available for additional purchase payments or exchanges after December 1, 1993)

         Janus Fund (JanFund)

         Janus Twenty Fund (Jan20Fd)

         Janus Worldwide Fund (JanWrldwde)

         MFS(R) World Governments Fund -- Class A (MFSWdGvt)

         Nationwide(R) Bond Fund (NWBdFd) (managed for a fee by an affiliated investment advisor)

         Nationwide(R) Fund (NWFund) (managed for a fee by an affiliated investment advisor)

         Nationwide(R) Growth Fund (NWGroFd) (managed for a fee by an affiliated investment advisor)

         Nationwide(R) Money Market Fund (NWMyMkt) (managed for a fee by an affiliated investment advisor)

         Nationwide(R) U.S. Government Income Fund (NWUSGvt)
            (managed for a fee by an affiliated investment advisor)

         Neuberger & Berman Guardian Fund (NBGuard)

         Neuberger & Berman Limited Maturity Bond Fund (NBLtdMat)

         Neuberger & Berman Partners Fund (NBPartFd)

         Oppenheimer Global Fund -- Class A (OppGlob)

         Phoenix Balanced Fund Series -- Class A (PhxBalFd)

         Strong Total Return Fund, Inc. (StTotRet)

         Templeton Foreign Fund -- Class I (TemForFd)

         Warburg Pincus Emerging Growth Fund -- Common Shares (WPEmGro)

         At December 31, 1996, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1996. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain 1995 and 1994 amounts have been reclassified to conform with the current year presentation.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge. For contracts issued prior to January 1, 1993, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For contracts issued on or after January 1, 1993, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of $30, with certain exceptions, which is satisfied by surrendering units; and (b) for contracts issued prior to January 1, 1993, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for contracts issued on or after January
     1, 1993, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

(3)  Schedule I

     Schedule I presents the components of the change in the unit values, which are the basis for contract owners' equity. This schedule is presented in the following format:

         *    Beginning unit value - Jan. 1

         *    Reinvested capital gains and dividends
              (This amount reflects the increase in the unit value due to capital gains and dividend distributions from the underlying mutual funds.)

         *    Unrealized gain (loss)
              (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the underlying mutual funds.)

         *    Contract charges
              (This amount reflects the decrease in the unit value due to the mortality risk charge, expense risk charge and administration charge discussed in note 2.)

         *    Ending unit value - Dec. 31

         *    Percentage increase (decrease) in unit value.

     For contracts in the payout phase, an assumed investment return of 3.5%, used in the calculation of the annuity benefit payment amount, results in a corresponding reduction in the components of the unit values as shown in Schedule I.

(4)  Components of Contract owners's equity

     The following is a summary of contract owners' equity at December 31, 1996, for each series, in both the accumulation and payout phases.

     Contract owners' equity represented by:                                  Units    Unit Value
                                                                             -------   ----------
       Contracts in accumulation phase:
         American Century: Benham Short-Term Government Fund:
            Tax qualified                                                    157,941    $21.012508    $3,318,737

         American Century: Income & Growth Fund:
            Tax qualified                                                     18,133     10.551440       191,329

         American Century: Twentieth Century Growth Fund:
            Tax qualified                                                    186,518     51.389039     9,584,981

         American Century: Twentieth Century International
         Growth Fund:
            Tax qualified                                                     37,683     13.268469       499,996

         American Century: Twentieth Century Ultra Fund:
            Tax qualified                                                    530,842     13.807925     7,329,827

         Delaware Group Delchester High-Yield Bond Fund, Inc. --
         Delchester Fund Institutional Class:
            Tax qualified                                                     70,363     13.618147       958,214

         Dreyfus A Bonds Plus, Inc.:
            Tax qualified                                                    169,248     10.958199     1,854,653

         Dreyfus S&P 500 Index Fund:
            Tax qualified                                                    187,389     17.509385     3,281,066

         The Dreyfus Third Century Fund, Inc.:
            Tax qualified                                                     21,194     15.742432       333,645

         The Evergreen Total Return Fund -- Class Y:
            Tax qualified                                                     65,357     14.032960       917,152

         Federated Investment Series Funds, Inc. --
         Federated Bond Fund - Class F:
            Tax qualified                                                      9,873     10.117861        99,894

         Fidelity Advisor Equity-Income Fund -- Class T:
            Tax qualified                                                     59,163     11.552736       683,495

         Fidelity Advisor Growth Opportunities Fund -- Class T:
            Tax qualified                                                    177,245     11.997760     2,126,543

         Fidelity Advisor High Yield Fund -- Class T:
            Tax qualified                                                     70,939     11.241941       797,492

         Fidelity Advisor Income & Growth Fund -- Class T:
            Tax qualified                                                      2,740     10.890814        29,841

         Fidelity Asset Manager(TM):
            Tax qualified                                                    244,667     12.442308     3,044,222

         Fidelity Capital & Income Fund:
            Tax qualified                                                     29,770     41.287772     1,229,137

         Fidelity Equity-Income Fund:
            Tax qualified                                                    257,747     55.285184    14,249,590

         Fidelity Magellan(R) Fund:
            Tax qualified                                                    656,562     17.810611    11,693,770

         Fidelity Puritan(R) Fund:
            Tax qualified                                                    475,617     16.377974     7,789,643


         Fidelity VIP -- High Income Portfolio:
            Tax qualified                                                     12,382      21.793257         269,844

         Janus Fund:
            Tax qualified                                                    133,123      12.087447       1,609,117

         Janus Twenty Fund:
            Tax qualified                                                    230,288      14.762398       3,399,603

         Janus Worldwide Fund:
            Tax qualified                                                     45,099      10.317427         465,306

         MFS(R) World Governments Fund -- Class A:
            Tax qualified                                                     28,013      36.879814       1,033,114

         Nationwide(R) Bond Fund:
            Tax qualified                                                     42,476      37.842928       1,607,416
            Non-tax qualified                                                    194      37.680696           7,310

         Nationwide(R) Fund:
            Tax qualified                                                     34,681      70.764576       2,454,186
            Non-tax qualified                                                    314      73.708492          23,144

         Nationwide(R) Growth Fund:
            Tax qualified                                                     48,441      75.405663       3,652,726
            Non-tax qualified                                                    230      79.618909          18,312

         Nationwide(R) Money Market Fund:
            Tax qualified -- Pre 12/25/82                                      49,431      24.656210       1,218,781
            Tax qualified                                                     327,248      19.580907       6,407,813
            Non-tax qualified                                                   1,317      24.812035          32,677

         Nationwide(R) U.S. Government Income Fund:
            Tax qualified                                                       6,372      10.324818          65,790

         Neuberger & Berman Guardian Fund:
            Tax qualified                                                     357,346      14.625126       5,226,230

         Neuberger & Berman Limited Maturity Bond Fund:
            Tax qualified                                                      74,163      11.068501         820,873

         Neuberger & Berman Partners Fund:
            Tax qualified                                                     222,551      18.631249       4,146,403

         Oppenheimer Global Fund -- Class A:
            Tax qualified                                                     228,413      18.022572       4,116,590

         Phoenix Balanced Fund Series -- Class A:
            Tax qualified                                                      43,659      12.187868         532,110

         Strong Total Return Fund, Inc.:
            Tax qualified                                                      63,801      16.766964       1,069,749

         Templeton Foreign Fund -- Class I:
            Tax qualified                                                     266,447      12.923758       3,443,497

         Warburg Pincus Emerging Growth Fund --
         Common Shares:
            Tax qualified                                                     250,912      11.814248       2,964,337
                                                                              =======      =========
      Reserves for annuity contracts in payout phase:
            Tax qualified                                                                                    190,262
                                                                                                        ------------
                                                                                                        $114,788,417
                                                                                                        ============

See accompanying notes to financial statements.

                                                                      SCHEDULE I
                          NATIONWIDE VARIABLE ACCOUNT
                                 TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994


                               ACBenSTGvt     ACIncGro        ACTCGro      ACTCIntlGr     ACTCUltra
                               -----------    --------       --------       ---------     ---------
1996
  Beginning unit
     value - Jan. 1            $20.449954     10.000000      45.274141     11.748911      12.289075
----------------------------------------------------------------------------------------------------
  Reinvested capital
   gains and
   dividends                     1.108203       .745798        .989050      1.366595        .784229
----------------------------------------------------------------------------------------------------
  Unrealized gain (loss)         (.274998)     (.171142)      5.759350       .314097        .906054
----------------------------------------------------------------------------------------------------
  Contract charges               (.270651)     (.023216)      (.633502)     (.161134)      (.171433)
----------------------------------------------------------------------------------------------------
  Ending unit value -
   Dec. 31                     $21.012508     10.551440      51.389039     13.268469      13.807925
----------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in unit
    value*(a)                           3%         6%(b)            14%           13%            12%
====================================================================================================
1995
  Beginning unit
    value - Jan. 1             $18.748399         **         38.113717       10.000000       9.043121
----------------------------------------------------------------------------------------------------
  Reinvested capital
    gains and
    dividends                    1.086234                     6.277505        .010869        .581551
----------------------------------------------------------------------------------------------------
  Unrealized gain (loss)          .873119                     1.457594       1.867440       2.805900
----------------------------------------------------------------------------------------------------
  Contract charges               (.257798)                    (.574675)      (.129398)      (.141497)
----------------------------------------------------------------------------------------------------
  Ending unit value -
    Dec. 31                    $20.449954                    45.274141      11.748911      12.289075
----------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in unit
    value*(a)                           9%                          19%         17%(b)           36%
====================================================================================================
1994
  Beginning unit
    value - Jan. 1              $19.087872         **         39.197771         **          9.505758
----------------------------------------------------------------------------------------------------
  Reinvested capital
    gains and
    dividends                      .888205                     5.656730                      .283163
----------------------------------------------------------------------------------------------------
  Unrealized gain (loss)          (.981660)                   (6.232359)                    (.626504)
----------------------------------------------------------------------------------------------------
  Contract charges                (.246018)                    (.508425)                    (.119296)
----------------------------------------------------------------------------------------------------
  Ending unit value -
    Dec. 31                     $18.748399                    38.113717                     9.043121
----------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in unit
    value*(a)                          (2)%                         (3)%                         (5)%
=====================================================================================================


                                 DeHYBd        DryABds       Dry500Ix       Dry3dCen      EvTotRet
                                --------      --------       --------       ---------     --------
1996
  Beginning unit
     value - Jan. 1             12.257125     10.819193      14.505515     12.829548      12.594984
----------------------------------------------------------------------------------------------------
  Reinvested capital
    gains and
    dividends                    1.289054       .647812        .780714      2.175909        .700093
----------------------------------------------------------------------------------------------------
  Unrealized gain (loss)          .240682      (.368674)      2.430685       .924520        .909855
----------------------------------------------------------------------------------------------------
  Contract charges               (.168714)     (.140132)      (.207529)     (.187545)      (.171972)
----------------------------------------------------------------------------------------------------
  Ending unit value -
   Dec. 31                      13.618147     10.958199      17.509385     15.742432      14.032960
----------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in unit
    value*(a)                          11%            1%            21%            23%           11%
====================================================================================================
1995
  Beginning unit
    value - Jan. 1              10.867271      9.110600      10.749166      9.570659      10.301799
----------------------------------------------------------------------------------------------------
  Reinvested capital
    gains and
    dividends                    1.215468       .658102        .397253       .897413        .668749
----------------------------------------------------------------------------------------------------
  Unrealized gain (loss)          .327407      1.181188       3.524795      2.507797       1.773798
----------------------------------------------------------------------------------------------------
  Contract charges               (.153021)     (.130697)      (.165699)     (.146321)      (.149362)
----------------------------------------------------------------------------------------------------
  Ending unit value -
    Dec. 31                     12.257125     10.819193      14.505515     12.829548      12.594984
----------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in unit
    value*(a)                          13%           19%            35%            34%           22%
====================================================================================================
1994
  Beginning unit
    value - Jan. 1               11.511092     10.000000      10.819026     10.477293      11.153183
----------------------------------------------------------------------------------------------------
  Reinvested capital
    gains and
    dividends                     1.272604       .673864       1.169814      1.340681        .771284
----------------------------------------------------------------------------------------------------
  Unrealized gain (loss)         (1.770117)    (1.452714)     (1.099729)    (2.117415)     (1.484673)
----------------------------------------------------------------------------------------------------
  Contract charges                (.146308)     (.110550)      (.139945)     (.129900)      (.137995)
----------------------------------------------------------------------------------------------------
  Ending unit value -
    Dec. 31                      10.867271      9.110600      10.749166      9.570659      10.301799
----------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in unit
    value*(a)                         (6)%       (9)%(b)           (1)%          (9)%           (8)%
=====================================================================================================

  *An annualized rate of return cannot be determined as:

      (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and

      (b) This investment option was not being utilized for the entire year indicated.

 **This investment option was not being utilized or was not available.

                          NATIONWIDE VARIABLE ACCOUNT
                                 TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994


                                 FedBdFd       FAEqInc        FAGrOpp        FAHiYld       FAIncGr
                               ----------     ---------      ---------     ---------     ----------
1996
   Beginning unit
     value - Jan. 1            $10.000000     10.213719      10.325686     10.057673      10.177458
-------------------------------------------------------------------------------------------------------
   Reinvested capital
     gains and
     dividends                    .119423       .480953        .638324      1.033892        .403927
-------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)         .020151       .998707       1.176512       .290378        .443422
-------------------------------------------------------------------------------------------------------
   Contract charges             (.021713)     (.140643)      (.142762)     (.140002)      (.133993)
-------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                   $10.117861     11.552736      11.997760     11.241941      10.890814
-------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease) in unit
     value*(a)                      1%(b)           13%            16%           12%             7%
=======================================================================================================
1995
   Beginning unit
     value - Jan. 1                  **             **             **            **             **
-------------------------------------------------------------------------------------------------------
   Reinvested capital
     gains and
     dividends
-------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)
-------------------------------------------------------------------------------------------------------
   Contract charges
-------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31
-------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease) in unit
     value*(a)
=======================================================================================================
1994
   Beginning unit
     value - Jan. 1                  **             **             **            **             **
-------------------------------------------------------------------------------------------------------
   Reinvested capital
     gains and
     dividends
-------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)
-------------------------------------------------------------------------------------------------------
   Contract charges
-------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31
-------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease) in unit
     value*(a)
=======================================================================================================


                                FidAsMgr      FidCapInc      FidEqInc        FidMgIn      FidPurtn
                               ----------     ---------      ---------     ---------     ----------
1996
   Beginning unit
     value - Jan. 1             11.183603     37.550944      46.285491     16.158074      14.410892
-------------------------------------------------------------------------------------------------------
   Reinvested capital
     gains and
     dividends                    .974182      3.350435       3.536178      2.629260       1.859609
-------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)         .437258       .903646       6.122667     (.758693)        .307268
-------------------------------------------------------------------------------------------------------
   Contract charges             (.152735)     (.517253)      (.659152)     (.218030)      (.199795)
-------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                    12.442308     41.287772      55.285184     17.810611      16.377974
-------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease) in unit
     value*(a)                        11%           10%            19%           10%            14%
-------------------------------------------------------------------------------------------------------
1995
   Beginning unit
     value - Jan. 1             $9.589367     32.589111      35.576037     11.964387      12.020413
-------------------------------------------------------------------------------------------------------
   Reinvested capital
     gains and
     dividends                    .319835      3.427571       2.721500       .938243        .761762
-------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)        1.408821      2.006467       8.520244      3.445891       1.800691
-------------------------------------------------------------------------------------------------------
   Contract charges             (.134420)     (.472205)       (.532290)    (.190447)      (.171974)
-------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                   $11.183603     37.550944      46.285491     16.158074      14.410892
-------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease) in unit
     value*(a)                        17%           15%            30%           35%            20%
-------------------------------------------------------------------------------------------------------
1994
   Beginning unit
     value - Jan. 1            $10.415849     34.612981      35.955883     12.346838      11.972512
-------------------------------------------------------------------------------------------------------
   Reinvested capital
     gains and
     dividends                    .386944      2.899199       3.474735       .480494        .964375
-------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)      (1.082752)    (4.479225)     (3.384084)     (.704119)      (.757623)
-------------------------------------------------------------------------------------------------------
   Contract charges             (.130674)     (.443844)      (.470497)     (.158826)      (.158851)
-------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                    $9.589367     32.589111      35.576037     11.964387      12.020413
-------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease) in unit
     value*(a)                       (8)%          (6)%           (1)%          (3)%             0%
=======================================================================================================

  *An annualized rate of return cannot be determined as:

      (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and

      (b) This investment option was not being utilized for the entire year indicated.

 **This investment option was not being utilized or was not available.

                          NATIONWIDE VARIABLE ACCOUNT
                                 TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                FidVIPHI       JanFund        Jan20Fd      JanWrldwde     MFSWdGvt
                                ---------     --------       --------      ----------    ----------
1996
   Beginning unit
     value - Jan. 1            $19.364421     10.239338      11.699046     10.000000      35.454983
-------------------------------------------------------------------------------------------------------
   Reinvested capital
     gains and
     dividends                   1.765562      1.372042       2.474450       .631391        .996797
-------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)         .933745       .623531        .763449      (.292087)       .893467
-------------------------------------------------------------------------------------------------------
   Contract charges             (.270471)     (.147464)      (.174547)      (.021877)     (.465433)
-------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                   $21.793257     12.087447      14.762398     10.317427      36.879814
-------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease) in unit
     value*(a)                        13%           18%            26%         3%(b)             4%
=======================================================================================================
1995
   Beginning unit
     value - Jan. 1            $16.267014          **         8.701036          **        31.104159
-------------------------------------------------------------------------------------------------------
   Reinvested capital
     gains and
     dividends                   1.177771                     1.991385                     4.432437
-------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)        2.155057                     1.142737                      .359301
-------------------------------------------------------------------------------------------------------
   Contract charges             (.235421)                    (.136112)                    (.440914)
-------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                   $19.364421                    11.699046                    35.454983
-------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease) in unit
     value*(a)                        19%                          34%                          14%
=======================================================================================================
1994
   Beginning unit
     value - Jan. 1            $16.739460          **         9.451097          **        33.728667
-------------------------------------------------------------------------------------------------------
   Reinvested capital
     gains and
     dividends                   1.533862                      .025710                     1.658769
-------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)      (1.790091)                    (.657508)                   (3.874555)
-------------------------------------------------------------------------------------------------------
   Contract charges             (.216217)                    (.118263)                    (.408722)
-------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                   $16.267014                     8.701036                    31.104159
-------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease) in unit
     value*(a)                       (3)%                         (8)%                         (8)%
=======================================================================================================


                                                                            NWMyMkt
                                 NWBdFd        NWFund         NWGroFd     Pre 12/25/82     NWMyMkt
                                ---------     --------       --------     ------------   ----------
1996
   Beginning unit
     value - Jan. 1            37.782872     57.857937      65.471148     23.797066      18.898613
-------------------------------------------------------------------------------------------------------
   Reinvested capital
     gains and
     dividends                  2.420301      5.294223       5.745821      1.177631        .935221
-------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)     (1.877444)      8.447372       5.102552       .000000        .000000
-------------------------------------------------------------------------------------------------------
   Contract charges            (.482801)     (.834956)      (.913858)     (.318487)      (.252927)
-------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                   37.842928     70.764576      75.405663     24.656210      19.580907
-------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease) in unit
     value*(a)                        0%           22%            15%            4%             4%
=======================================================================================================
1995
   Beginning unit
     value - Jan. 1            30.832258     45.095466      51.535806     22.850271      18.146709
-------------------------------------------------------------------------------------------------------
   Reinvested capital
     gains and
     dividends                  2.340919      3.894595       6.923629      1.251864        .994176
-------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)       5.062302      9.527720       7.791689       .000000        .000000
-------------------------------------------------------------------------------------------------------
   Contract charges            (.452607)     (.659844)      (.779976)     (.305069)      (.242272)
-------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                   37.782872     57.857937      65.471148     23.797066      18.898613
-------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease) in unit
     value*(a)                       23%           28%            27%            4%             4%
=======================================================================================================
1994
   Beginning unit
     value - Jan. 1            33.991130     45.422888      51.458079     22.315407      17.721943
-------------------------------------------------------------------------------------------------------
   Reinvested capital
     gains and
     dividends                  2.317590      4.420863       1.956402       .829315        .658609
-------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)     (5.061696)    (4.160340)     (1.208860)       .000000        .000000
-------------------------------------------------------------------------------------------------------
   Contract charges            (.414766)     (.587945)      (.669815)     (.294451)      (.233843)
-------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                   30.832258     45.095466      51.535806     22.850271      18.146709
-------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease) in unit
     value*(a)                      (9)%          (1)%             0%            2%             2%
=======================================================================================================

  *An annualized rate of return cannot be determined as:

      (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and

      (b) This investment option was not being utilized for the entire year indicated.

 **This investment option was not being utilized or was not available.

                          NATIONWIDE VARIABLE ACCOUNT
                                 TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                 NWUSGvt         NBGuard        NBLtdMat        NBPartFd        OppGlob
                                --------        --------        --------        --------       --------
1996
   Beginning unit
     value - Jan. 1            $10.124709       12.571028       10.735070       14.924653      15.538850
----------------------------------------------------------------------------------------------------------
   Reinvested capital
     gains and
     dividends                    .584669         .818924         .652728        1.883265        .840380
----------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)       (.252576)        1.409253       (.177361)        2.039177       1.862683
----------------------------------------------------------------------------------------------------------
   Contract charges             (.131984)       (.174079)       (.141936)       (.215846)      (.219341)
----------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                   $10.324818       14.625126       11.068501       18.631249      18.022572
----------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease) in unit
     value*(a)                         2%             16%              3%             25%            16%
==========================================================================================================
1995
   Beginning unit
     value - Jan. 1                 **          $9.640402        9.833352       11.183371      13.503390
----------------------------------------------------------------------------------------------------------
   Reinvested capital
     gains and
     dividends                                    .546753         .635595        1.728556        .955752
----------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                        2.533695         .401069        2.184589       1.269343
----------------------------------------------------------------------------------------------------------
   Contract charges                             (.149822)       (.134946)       (.171863)      (.189635)
----------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                                   $12.571028       10.735070       14.924653      15.538850
----------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease) in unit
     value*(a)                                        30%              9%             33%            15%
==========================================================================================================
1994
   Beginning unit
     value - Jan. 1                 **         $10.000000        9.995028       11.548721      14.119303
----------------------------------------------------------------------------------------------------------
   Reinvested capital
     gains and
     dividends                                    .249418         .555641         .945341       1.418589
----------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                       (.492915)       (.588488)      (1.162325)     (1.850696)
----------------------------------------------------------------------------------------------------------
   Contract charges                             (.116101)       (.128829)       (.148366)      (.183806)
----------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                                   $ 9.640402        9.833352       11.183371      13.503390
----------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease) in unit
     value*(a)                                    (4)%(b)            (2)%            (3)%           (4)%
==========================================================================================================


                               PhxBalFd          StTotRet        TemForFd         WPEmGro
                               --------          --------        --------        --------
1996
   Beginning unit
     value - Jan. 1            11.373217         14.893186      11.097523       10.895016
------------------------------------------------------------------------------------------
   Reinvested capital
     gains and
     dividends                  1.602292          2.715211        .541519         .024787
------------------------------------------------------------------------------------------
   Unrealized gain (loss)      (.635106)         (.634729)       1.440934        1.044888
------------------------------------------------------------------------------------------
   Contract charges            (.152535)         (.206704)      (.156218)       (.150443)
------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                   12.187868         16.766964      12.923758       11.814248
------------------------------------------------------------------------------------------
   Percentage increase
     (decrease) in unit
     value*(a)                        7%               13%            16%              8%
==========================================================================================
1995
   Beginning unit
     value - Jan. 1             9.338434         11.881033      10.000000             **
------------------------------------------------------------------------------------------
   Reinvested capital
     gains and
     dividends                   .913359           .793239        .700873
------------------------------------------------------------------------------------------
   Unrealized gain (loss)       1.255938          2.394151        .523675
------------------------------------------------------------------------------------------
   Contract charges            (.134514)         (.175237)      (.127025)
------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                    11.373217        14.893186      11.097523
-------------------------------------------------------------------------------------------
   Percentage increase
     (decrease) in unit
     value*(a)                        22%              25%         11%(b)
===========================================================================================
1994
   Beginning unit
     value - Jan. 1            10.000000         12.205201          **                **
-------------------------------------------------------------------------------------------
   Reinvested capital
     gains and
     dividends                   .295350           .172665
-------------------------------------------------------------------------------------------
   Unrealized gain (loss)      (.843207)         (.340340)
-------------------------------------------------------------------------------------------
   Contract charges            (.113709)         (.156493)
-------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                    9.338434         11.881033
-------------------------------------------------------------------------------------------
   Percentage increase
     (decrease) in unit
     value*(a)                   (7)%(b)              (3)%
===========================================================================================

  *An annualized rate of return cannot be determined as:

      (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and

      (b) This investment option was not being utilized for the entire year indicated.

 **This investment option was not being utilized or was not available.

                          NATIONWIDE VARIABLE ACCOUNT
                               NON-TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994


                                                 NWBdFd                NWFund               NWGroFd               NWMyMkt
                                               ----------             ---------            ---------             ---------
1996
   Beginning unit value - Jan. 1               $37.620900             60.264917            69.129314             23.947460
---------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains and dividends        2.409921              5.514472             6.066865              1.185080
---------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                      (1.869397)              8.798796             5.387662               .000000
---------------------------------------------------------------------------------------------------------------------------
   Contract charges                             (.480728)             (.869693)            (.964932)             (.320505)
---------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31                 $37.680696             73.708492            79.618909             24.812035
---------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                    0%                   22%                  15%                    4%
===========================================================================================================================

1995
   Beginning unit value - Jan. 1               $30.700082             46.971513            54.415339             22.994681
---------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains and dividends        2.330893              4.056617             7.310483              1.259777
---------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                        5.040599              9.924079             8.227039               .000000
---------------------------------------------------------------------------------------------------------------------------
   Contract charges                             (.450674)             (.687292)            (.823547)             (.306998)
---------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31                 $37.620900             60.264917            69.129314             23.947460
---------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                   23%                   28%                  27%                    4%
===========================================================================================================================

1994
   Beginning unit value - Jan. 1               $33.845410             47.312558            54.333269             22.456439
---------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains and dividends        2.307668              4.604779             2.065716               .834547
---------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                      (5.040000)            (4.333421)           (1.276404)               .000000
---------------------------------------------------------------------------------------------------------------------------
   Contract charges                             (.412996)             (.612403)            (.707242)             (.296305)
---------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31                 $30.700082             46.971513            54.415339             22.994681
---------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                  (9)%                  (1)%                   0%                    2%
===========================================================================================================================


  *An annualized rate of return cannot be determined as contract charges do not include the annual contract maintenance charge discussed in note 2.


See note 3.

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------


The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company) as of December 31, 1996 and 1995, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1996. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1996 and 1995, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1996, in conformity with generally accepted accounting principles.

In 1994, the Company adopted the provisions of the Financial Accounting Standards Board's Statement of Financial Accounting Standards No. 115, Accounting for Certain Investments in Debt and Equity Securities.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
January 31, 1997



               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                           Consolidated Balance Sheets

                           December 31, 1996 and 1995
                                ($000's omitted)

                                        Assets                                                1996               1995
                                        ------                                          -----------------   ----------------
Investments (notes 5, 8 and 9):
   Securities available-for-sale, at fair value:
      Fixed maturity securities (cost $11,970,878 in 1996; $11,862,556 in 1995)             $12,304,639          12,485,564
      Equity securities (cost $43,890 in 1996; $23,617 in 1995)                                  59,131              29,953
   Mortgage loans on real estate, net                                                         5,272,119           4,602,764
   Real estate, net                                                                             265,759             229,442
   Policy loans                                                                                 371,816             336,356
   Other long-term investments                                                                   28,668              61,989
   Short-term investments (note 13)                                                               4,789              32,792
                                                                                        -----------------   ----------------
                                                                                             18,306,921          17,778,860
                                                                                        -----------------   ----------------

Cash                                                                                             43,784               9,455
Accrued investment income                                                                       210,182             212,963
Deferred policy acquisition costs                                                             1,366,509           1,020,356
Investment in subsidiaries classified as discontinued operations (notes 1 and 2)                485,707             506,677
Other assets (note 6)                                                                           426,441             388,214
Assets held in Separate Accounts (note 8)                                                    26,926,702          18,591,108
                                                                                        -----------------   ----------------
                                                                                            $47,766,246          38,507,633
                                                                                        =================   ================

                         Liabilities and Shareholder's Equity
                         ------------------------------------

Future policy benefits and claims (notes 6 and 8)                                           $17,179,060          16,358,614
Policyholders' dividend accumulations                                                           361,401             348,027
Other policyholder funds                                                                         60,073              65,297
Accrued federal income tax (note 7):
   Current                                                                                       30,170              35,301
   Deferred                                                                                     162,212             246,627
                                                                                        -----------------   ----------------
                                                                                                192,382             281,928
                                                                                        -----------------   ----------------

Dividend payable to shareholder (notes 1 and 2)                                                 485,707                   -
Other liabilities                                                                               423,047             234,147
Liabilities related to Separate Accounts (note 8)                                            26,926,702          18,591,108
                                                                                        -----------------   ----------------
                                                                                             45,628,372          35,879,121
                                                                                        -----------------   ----------------

Commitments and contingencies (notes 6, 9 and 15)

Shareholder's equity (notes 3, 4, 5, 12 and 13):
   Capital shares, $1 par value.  Authorized 5,000,000 shares, issued and
      outstanding 3,814,779 shares                                                                3,815               3,815
   Additional paid-in capital                                                                   527,874             657,118
   Retained earnings                                                                          1,432,593           1,583,275
   Unrealized gains on securities available-for-sale, net                                       173,592             384,304
                                                                                        -----------------   ----------------
                                                                                              2,137,874           2,628,512
                                                                                        -----------------   ----------------
                                                                                            $47,766,246          38,507,633
                                                                                        =================   ================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        Consolidated Statements of Income

                  Years ended December 31, 1996, 1995 and 1994
                                ($000's omitted)

                                                                                   1996            1995            1994
                                                                              ---------------  --------------  -------------
Revenues (note 16):
   Investment product and universal life insurance product policy charges       $   400,902        286,534         217,245
   Traditional life insurance premiums                                              198,642        199,106         176,658
   Net investment income (note 5)                                                 1,357,759      1,294,033       1,210,811
   Realized losses on investments  (note 5)                                            (326)        (1,724)        (16,527)
   Other income                                                                      35,861         20,702          11,312
                                                                              ---------------  --------------  -------------
                                                                                  1,992,838      1,798,651       1,599,499
                                                                              ---------------  --------------  -------------
Benefits and expenses:
   Benefits and claims                                                            1,160,580      1,115,493         992,667
   Provision for policyholders' dividends on participating policies (note 12)        40,973         39,937          38,754
   Amortization of deferred policy acquisition costs                                133,394         82,695          85,568
   Other operating expenses (note 13)                                               342,394        272,954         240,652
                                                                              ---------------  --------------  -------------
                                                                                  1,677,341      1,511,079       1,357,641
                                                                              ---------------  --------------  -------------
      Income from continuing operations before federal income tax expense           315,497        287,572         241,858
                                                                              ---------------  --------------  -------------

Federal income tax expense (benefit) (note 7):
   Current                                                                          116,512         88,700          73,559
   Deferred                                                                          (5,623)        11,108           5,030
                                                                              ---------------  --------------  -------------
                                                                                    110,889         99,808          78,589
                                                                              ---------------  --------------  -------------
      Income from continuing operations                                             204,608        187,764         163,269

Income from discontinued operations (less federal income tax expense of
   $4,453, $7,446 and $10,915 in 1996, 1995 and 1994, respectively) (note 2)         11,324         24,714          20,459
                                                                              ---------------  --------------  -------------

      Net income                                                                $   215,932        212,478         183,728
                                                                              ===============  ==============  =============


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 1996, 1995 and 1994
                                ($000's omitted)

                                                                                             Unrealized
                                                                                           gains (losses)
                                                             Additional                    on securities        Total
                                                 Capital      paid-in        Retained      available-for-   shareholder's
                                                  shares      capital        earnings        sale, net          equity
                                                ----------- ------------- --------------- ----------------- ---------------
1994:
   Balance, beginning of year                       $3,815      406,089       1,194,519             6,745       1,611,168
   Capital contribution                                  -      200,000               -                 -         200,000
   Net income                                            -            -         183,728                 -         183,728
   Adjustment for change in accounting for
      certain investments in debt and equity
      securities, net (note 4)                           -            -               -           212,553         212,553
   Unrealized losses on securities available-
      for-sale, net                                      -            -               -          (338,971)       (338,971)
                                                ----------- ------------- --------------- ----------------- ---------------
   Balance, end of year                             $3,815      606,089       1,378,247          (119,673)      1,868,478
                                                =========== ============= =============== ================= ===============

1995:
   Balance, beginning of year                        3,815      606,089       1,378,247          (119,673)      1,868,478
   Capital contribution (note 13)                        -       51,029               -            (4,111)         46,918
   Dividends to shareholder                              -            -          (7,450)                -          (7,450)
   Net income                                            -            -         212,478                 -         212,478
   Unrealized gains on securities available-
      for-sale, net                                      -            -               -           508,088         508,088
                                                ----------- ------------- --------------- ----------------- ---------------
   Balance, end of year                             $3,815      657,118       1,583,275           384,304       2,628,512
                                                =========== ============= =============== ================= ===============

1996:
   Balance, beginning of year                        3,815      657,118       1,583,275           384,304       2,628,512
   Capital contribution (note 13)                        -           25               5                 -              30
   Dividends to shareholder                              -     (129,269)       (366,619)          (39,819)       (535,707)
   Net income                                            -            -         215,932                 -         215,932
   Unrealized losses on securities available-
      for-sale, net                                      -            -               -          (170,893)       (170,893)
                                                ----------- ------------- --------------- ----------------- ---------------
   Balance, end of year                             $3,815      527,874       1,432,593           173,592       2,137,874
                                                =========== ============= =============== ================= ===============


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      Consolidated Statements of Cash Flows

                  Years ended December 31, 1996, 1995 and 1994
                                ($000's omitted)

                                                                                       1996            1995            1994
                                                                                 ---------------- --------------- ---------------
  Cash flows from operating activities:
     Net income                                                                    $    215,932        212,478         183,728
     Adjustments to reconcile net income to net cash provided by operating activities:
           Capitalization of deferred policy acquisition costs                         (422,572)      (321,327)       (242,431)
           Amortization of deferred policy acquisition costs                            133,394         82,695          85,568
           Amortization and depreciation                                                  6,962         10,234           3,603
           Realized (gains) losses on invested assets, net                                 (284)         3,250          16,094
           Deferred federal income tax expense (benefit)                                  7,603        (30,673)          9,946
           Decrease (increase) in accrued investment income                               2,781        (16,999)        (12,808)
           (Increase) decrease in other assets                                          (38,876)        39,880        (102,676)
           Increase in policy liabilities                                               305,755        135,937         118,361
           Increase in policyholders' dividend accumulations                             13,374         12,639          15,298
           (Decrease) increase in accrued federal income tax payable                     (5,131)        30,836          (5,714)
           Increase in other liabilities                                                188,900         26,851             506
           Other, net                                                                   (61,679)         1,832         (29,595)
                                                                                 ---------------  --------------- ---------------
              Net cash provided by operating activities                                 346,159        187,633          39,880
                                                                                 ---------------- --------------- ---------------

  Cash flows from investing activities:
     Proceeds from maturity of securities available-for-sale                          1,162,766        634,553         544,843
     Proceeds from sale of securities available-for-sale                                299,558        107,345         228,308
     Proceeds from maturity of fixed maturity securities held-to-maturity                     -        564,450         491,862
     Proceeds from repayments of mortgage loans on real estate                          309,050        207,832         190,574
     Proceeds from sale of real estate                                                   18,519         48,331          46,713
     Proceeds from repayments of policy loans and sale of other invested assets          22,795         53,587         120,506
     Cost of securities available-for-sale acquired                                  (1,573,640)    (1,942,413)     (1,816,370)
     Cost of fixed maturity securities held-to-maturity acquired                              -       (593,636)       (410,379)
     Cost of mortgage loans on real estate acquired                                    (972,776)      (796,026)       (471,570)
     Cost of real estate acquired                                                        (7,862)       (10,928)         (6,385)
     Policy loans issued and other invested assets acquired                             (57,740)       (75,910)        (65,302)
     Short-term investments, net                                                         28,003         77,837         (89,376)
     Purchase of affiliate (note 13)                                                          -              -        (155,000)
                                                                                ---------------- --------------- ---------------
              Net cash used in investing activities                                    (771,327)    (1,724,978)     (1,391,576)
                                                                                ---------------- --------------- ---------------

  Cash flows from financing activities:
     Proceeds from capital contributions                                                     30              -         200,000
     Dividends paid to shareholder                                                      (50,000)        (7,450)              -
     Increase in investment product and universal life insurance
        product account balances                                                      2,293,933      2,809,385       3,547,976
     Decrease in investment product and universal life insurance
        product account balances                                                     (1,784,466)    (1,258,758)     (2,412,595)
                                                                                ---------------- --------------- --------------
              Net cash provided by financing activities                                 459,497      1,543,177       1,335,381
                                                                                ---------------- --------------- --------------

  Net increase (decrease) in cash                                                        34,329          5,832         (16,315)

                                                                                 ---------------- --------------- ---------------
  Cash, beginning of year                                                                 9,455          3,623          19,938
                                                                                 ---------------- --------------- ---------------
  Cash, end of year                                                               $      43,784          9,455           3,623
                                                                                 ================ =============== ===============


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 1996, 1995 and 1994
                                ($000's omitted)

(1)      Organization and Description of Business
         ----------------------------------------

         Nationwide Life Insurance Company (NLIC) is a wholly owned subsidiary of Nationwide Corporation (Nationwide Corp.). Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Employers Life Insurance Company of Wausau and subsidiaries (ELICW), National Casualty Company (NCC), West Coast Life Insurance Company (WCLIC), Nationwide Advisory Services, Inc. (formerly Nationwide Financial Services, Inc.), Nationwide Investment Services Corporation (formerly PEBSCO Securities Corporation) (NISC) and NWE, Inc. NLIC and its subsidiaries are collectively referred to as "the Company."

         Nationwide Corp. formed Nationwide Financial Services, Inc. (NFS) in November 1996 as a holding company for NLIC and the other companies of the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. On January 27, 1997, Nationwide Corp. contributed to NFS the common stock of NLIC and three marketing and distribution companies. NFS is planning an initial public offering of its Class A common stock during the first quarter of 1997.

         In anticipation of the restructuring described above, on September 24, 1996, NLIC's Board of Directors declared a dividend payable January 1, 1997 to Nationwide Corp. consisting of the outstanding shares of common stock of certain subsidiaries (ELICW, NCC and WCLIC) that do not offer or distribute long-term savings and retirement products. In addition, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and another affiliate effective January 1, 1996. These subsidiaries and all accident and health and group life insurance business have been accounted for as discontinued operations for all periods presented. See notes 2 and 13.

         In addition, as part of the restructuring described above, NLIC intends to make an $850,000 distribution to NFS which will then make an equivalent distribution to Nationwide Corp.

         The Company is a leading provider of long-term savings and retirement products to retail and institutional customers and is subject to competition from other financial services providers throughout the United States. The Company is subject to regulation by the Insurance Departments of states in which it is licensed, and undergoes periodic examinations by those departments.

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

              LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives, new legal theories or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those currently recorded in the consolidated financial statements. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

              CREDIT RISK is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

              INTEREST RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

(2)      Discontinued Operations
         -----------------------

         As discussed in note 1, NFS is a holding company for NLIC and certain other companies that offer or distribute long-term savings and retirement products. Prior to the contribution by Nationwide Corp. to NFS of the outstanding common stock of NLIC and other companies, NLIC effected certain transactions with respect to certain subsidiaries and lines of business that were unrelated to long-term savings and retirement products.

         On September 24, 1996, NLIC's Board of Directors declared a dividend to Nationwide Corp. consisting of the outstanding shares of common stock of three subsidiaries: ELICW, NCC and WCLIC. ELICW writes group accident and health and group life insurance business and maintains it offices in Wausau, Wisconsin. NCC is a property and casualty company that serves as a fronting company for a property and casualty subsidiary of Nationwide Mutual Insurance Company (NMIC), an affiliate. NCC maintains its offices in Scottsdale, Arizona. WCLIC writes high dollar term life insurance policies and is located in San Francisco, California. ELICW, NCC and WCLIC have been accounted for as discontinued operations for all periods presented. NLIC did not recognize any gain or loss on the disposal of these subsidiaries.

         A summary of the combined results of operations, including the results of the accident and health and group life insurance business ELICW assumed from NLIC in 1996, and assets and liabilities of ELICW, NCC and WCLIC as of and for the years ended December 31, 1996, 1995 and 1994 is as follows:

                                                                                    1996           1995          1994
                                                                                ------------   -----------   -----------

               Revenues                                                          $   668,870       422,149        84,226
               Net income                                                             11,324        26,456        11,753
               Assets, consisting primarily of investments                         3,029,293     2,967,326     2,537,692
               Liabilities, consisting primarily of policy benefits and claims     2,543,586     2,460,649     2,179,263

         During 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and NMIC, effective January 1, 1996. See note 13 for a complete discussion of the reinsurance agreements. NLIC has discontinued its accident and health and group life insurance business and in connection therewith has entered into reinsurance agreements to cede all existing and any future writings to other affiliated companies and will cease writing any new business prior to December 31, 1997. NLIC's accident and health and group life insurance business is accounted for as discontinued operations for all periods presented. NLIC did not recognize any gain or loss on the disposal of the accident and health and group life insurance business. The assets, liabilities, results of operations and activities of discontinued operations are distinguished physically, operationally and for financial reporting purposes from the remaining assets, liabilities, results of operations and activities of NLIC.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         A summary of the results of operations, net of amounts ceded to ELICW and NMIC in 1996, and assets and liabilities of NLIC's accident and health and group life insurance business as of and for the years ended December 31, 1996, 1995 and 1994 is as follows:

                                                                                    1996           1995          1994
                                                                                ------------   -----------   -----------

               Revenues                                                             $      -       354,788       362,476
               Net income (loss)                                                           -        (1,742)        8,706
               Assets, consisting primarily of investments                           259,185       239,426       234,082
               Liabilities, consisting primarily of policy benefits and claims       259,185       239,426       234,082

(3)      Summary of Significant Accounting Policies
         ------------------------------------------

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and its insurance subsidiaries, filed with the department of insurance of each insurance company's state of domicile, are prepared on the basis of accounting practices prescribed or permitted by each department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Consolidation Policy
              --------------------

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. Subsidiaries that are classified and reported as discontinued operations are not consolidated but rather are reported as "Investment in Subsidiaries Classified as Discontinued Operations" in the accompanying consolidated balance sheets and "Income for Discontinued Operations" in the accompanying consolidated statements of income. All significant intercompany balances and transactions have been eliminated.

         (b)  Valuation of Investments and Related Gains and Losses
              -----------------------------------------------------

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1996 or 1995.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate are included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (c)  Revenues and Benefits
              ---------------------

              INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
              Investment products consist primarily of individual and group variable and fixed annuities, annuities without life contingencies and guaranteed investment contracts. Universal life insurance products include universal life insurance, variable universal life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

              ACCIDENT AND HEALTH INSURANCE PRODUCTS: Accident and health insurance premiums are recognized as revenue over the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred. All accident and health insurance business is accounted for as discontinued operations. See note 2.

         (d)  Deferred Policy Acquisition Costs
              ---------------------------------

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable agency expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. For traditional life products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 3(b).

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         (e)  Separate Accounts
              -----------------

              Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  Future Policy Benefits
              ----------------------

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities. See note 6.

              Future policy benefits and claims for collectively renewable long-term disability policies and group long-term disability policies are the present value of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. The impact of reserve discounting is not material. Future policy benefits and claims on other group health insurance policies are not discounted. All health insurance business is accounted for as discontinued operations. See note 2.

         (g)  Participating Business
              ----------------------

              Participating business represents approximately 52% in 1996 (54% in 1995 and 55% in 1994) of the Company's life insurance in force, 78% in 1996 (79% in 1995 and 79% in 1994) of the number of life insurance policies in force, and 40% in 1996 (47% in 1995 and 51% in 1994) of life insurance premiums. The provision for policyholder dividends is based on current dividend scales. Future dividends are provided for ratably in future policy benefits based on dividend scales in effect at the time the policies were issued.

         (h)  Federal Income Tax
              ------------------

              The Company, with the exception of ELICW, files a consolidated federal income tax return with NMIC, the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed. Through 1994, ELICW filed a consolidated federal income tax return with Employers Insurance of Wausau A Mutual Company, an affiliate. Beginning in 1995, ELICW files a separate federal income tax return.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         (i)  Reinsurance Ceded
              -----------------

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis. All of the Company's accident and health and group life insurance business is ceded to affiliates and is accounted for as discontinued operations. See notes 2 and 13.

         (j)  Reclassification
              ----------------

              Certain items in the 1995 and 1994 consolidated financial statements have been reclassified to conform to the 1996 presentation.


(4)      Change in Accounting Principle
         ------------------------------

         Effective January 1, 1994, the Company changed its method of accounting for certain investments in debt and equity securities in connection with the issuance of STATEMENT OF FINANCIAL ACCOUNTING STANDARDS (SFAS) NO. 115 - ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES. As of January 1, 1994, the Company classified fixed maturity securities with amortized cost and fair value of $6,299,665 and $6,721,714, respectively, as available-for-sale and recorded the securities at fair value. Previously, these securities were recorded at amortized cost. The effect as of January 1, 1994 has been recorded as a direct credit to shareholder's equity as follows:

             Excess of fair value over amortized cost of fixed maturity
                securities available-for-sale                                         $ 422,049
             Adjustment to deferred policy acquisition costs                            (95,044)
             Deferred federal income tax                                               (114,452)
                                                                                    --------------
                                                                                      $ 212,553
                                                                                    ==============


(5)      Investments
         -----------

         The amortized cost and estimated fair value of securities available-for-sale were as follows as of December 31, 1996:

                                                                                     Gross         Gross
                                                                    Amortized     unrealized    unrealized     Estimated
                                                                      cost           gains        losses       fair value
                                                                  ------------    ----------    -----------    -----------
             1996:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of
                   U.S. government corporations and agencies       $   275,696         4,795        (1,340)        279,151
                 Obligations of states and political subdivisions        6,242           450            (2)          6,690
                 Debt securities issued by foreign governments         100,656         2,141          (857)        101,940
                 Corporate securities                                7,999,310       285,946       (33,686)      8,251,570
                 Mortgage-backed securities                          3,588,974        91,438       (15,124)      3,665,288
                                                                   ------------    ----------   ------------   ------------
                     Total fixed maturity securities                11,970,878       384,770       (51,009)     12,304,639
               Equity securities                                        43,890        15,571          (330)         59,131
                                                                   ------------    ----------   ------------   ------------
                                                                   $12,014,768       400,341       (51,339)     12,363,770
                                                                   ============    ==========   ============   ============

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         The amortized cost and estimated fair value of securities available-for-sale were as follows as of December 31, 1995:

                                                                                     Gross         Gross
                                                                    Amortized     unrealized    unrealized     Estimated
                                                                      cost           gains        losses       fair value
                                                                   ------------    ----------   -----------  ---------------
             1995:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of
                   U.S. government corporations and agencies       $   310,186        12,764           (1)         322,949
                 Obligations of states and political subdivisions        8,655         1,205           (1)           9,859
                 Debt securities issued by foreign governments         101,414         4,387          (66)         105,735
                 Corporate securities                                7,888,440       473,681      (25,742)       8,336,379
                 Mortgage-backed securities                          3,553,861       165,169       (8,388)       3,710,642
                                                                   ------------    ----------   -----------  ---------------
                     Total fixed maturity securities                11,862,556       657,206      (34,198)      12,485,564
               Equity securities                                        23,617         6,382          (46)          29,953
                                                                   ------------    ----------   -----------  ---------------
                                                                   $11,886,173       663,588      (34,244)      12,515,517
                                                                   ============    ==========   ===========  ===============


         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1996, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                   Amortized        Estimated
                                                                                      cost          fair value
                                                                                ---------------   --------------

             Fixed maturity securities available-for-sale:
                Due in one year or less                                         $     440,235          444,214
                Due after one year through five years                               3,937,010        4,053,152
                Due after five years through ten years                              2,809,813        2,871,806
                Due after ten years                                                 1,194,846        1,270,179
                                                                                ---------------   --------------
                                                                                    8,381,904        8,639,351

             Mortgage-backed securities                                             3,588,974        3,665,288
                                                                                ---------------   --------------
                                                                                  $11,970,878       12,304,639
                                                                                ===============   ==============


         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

                                                                                   1996            1995
                                                                              ---------------  --------------

             Gross unrealized gains                                               $349,002         629,344
             Adjustment to deferred policy acquisition costs                       (81,939)       (138,914)
             Deferred federal income tax                                           (93,471)       (171,649)
                                                                              ---------------  --------------
                                                                                   173,592         318,781

             Unrealized gains on securities available-for-sale, net, of
                subsidiaries classified as discontinued operations (note 2)              -          65,523
                                                                              ---------------  --------------
                                                                                  $173,592         384,304
                                                                              ===============  ==============

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:

                                                                          1996             1995            1994
                                                                     ---------------   -------------  --------------
             Securities available-for-sale:
                Fixed maturity securities                               $(289,247)         876,332       (675,373)
                Equity securities                                           8,905              (26)        (1,927)
             Fixed maturity securities held-to-maturity                         -           75,626       (398,183)
                                                                     ---------------   -------------  --------------
                                                                        $(280,342)         951,932     (1,075,483)
                                                                     ===============   =============  ==============

         Proceeds from the sale of securities available-for-sale during 1996, 1995 and 1994 were $299,558, $107,345 and $228,308, respectively.
         During 1996, gross gains of $6,606 ($4,838 and $3,045 in 1995 and 1994, respectively) and gross losses of $6,925 ($2,147 and $21,280 in 1995 and 1994, respectively) were realized on those sales.

         During 1995, the Company transferred fixed maturity securities classified as held-to-maturity with amortized cost of $25,429 to available-for-sale securities due to evidence of a significant deterioration in the issuer's creditworthiness. The transfer of those fixed maturity securities resulted in a gross unrealized loss of $3,535.

         As permitted by the Financial Accounting Standards Board's Special Report, A GUIDE TO IMPLEMENTATION OF STATEMENT 115 ON ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, issued in November 1995 the Company transferred all of its fixed maturity securities previously classified as held-to-maturity to available-for-sale. As of December 14, 1995, the date of transfer, the fixed maturity securities had amortized cost of $3,320,093, resulting in a gross unrealized gain of $155,940.

         Investments that were non-income producing for the twelve month period preceding December 31, 1996 amounted to $26,805 ($27,712 in 1995) and consisted of $248 ($6,982 in 1995) in fixed maturity securities, $20,633 ($14,740 in 1995) in real estate and $5,924 ($5,990 in 1995) in other long-term investments.

         Real estate is presented at cost less accumulated depreciation of $30,338 as of December 31, 1996 ($30,482 as of December 31, 1995) and
         valuation allowances of $15,219 as of December 31, 1996 ($25,819 as of December 31, 1995).

         The recorded investment of mortgage loans on real estate considered to be impaired (under SFAS NO. 114 - ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN as amended by SFAS NO. 118 - ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN-INCOME RECOGNITION AND DISCLOSURE) as of December 31, 1996 was $51,765 ($44,409 as of December 31, 1995),
         which includes $41,663 ($23,975 as of December 31, 1995) of impaired mortgage loans on real estate for which the related valuation allowance was $8,485 ($5,276 as of December 31, 1995) and $10,102 ($20,434 as of
         December 31, 1995) of impaired mortgage loans on real estate for which there was no valuation allowance. During 1996, the average recorded investment in impaired mortgage loans on real estate was approximately $39,674 ($22,181 in 1995) and interest income recognized on those loans was $2,103 ($387 in 1995), which is equal to interest income recognized using a cash-basis method of income recognition.

         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

                                                                                   1996           1995
                                                                               -------------  --------------

             Allowance, beginning of year                                          $49,128         46,381
                  Additions charged to operations                                    4,497          7,433
                  Direct write-downs charged against the allowance                  (2,587)        (4,686)
                                                                               -------------  -------------
             Allowance, end of year                                                $51,038         49,128
                                                                               =============  ==============

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         An analysis of investment income by investment type follows for the years ended December 31:

                                                                          1996             1995           1994
                                                                     ---------------   -------------  ------------
             Gross investment income:
                 Securities available-for-sale:
                   Fixed maturity securities                          $   917,135          685,787        647,927
                   Equity securities                                        1,291            1,330            509
                 Fixed maturity securities held-to-maturity                     -          201,808        185,938
                 Mortgage loans on real estate                            432,815          395,478        372,734
                 Real estate                                               44,332           38,344         40,170
                 Short-term investments                                     4,155           10,576          6,141
                 Other                                                      3,998            7,239          2,121
                                                                     ---------------   -------------  --------------
                       Total investment income                          1,403,726        1,340,562      1,255,540
             Less investment expenses                                      45,967           46,529         44,729
                                                                     ---------------   -------------  ---------------
                       Net investment income                           $1,357,759        1,294,033      1,210,811
                                                                     ===============   =============  ==============

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

                                                                        1996          1995          1994
                                                                     ------------  ------------  ------------
             Securities available-for-sale:
                Fixed maturity securities                              $(3,462)        4,213        (7,296)
                Equity securities                                        3,143         3,386         1,422
             Mortgage loans on real estate                              (4,115)       (7,091)      (20,446)
             Real estate and other                                       4,108        (2,232)        9,793
                                                                     ------------  ------------  ------------
                                                                      $   (326)       (1,724)      (16,527)
                                                                     ============  ============  ============

         Fixed maturity securities with an amortized cost of $6,161 and $5,592 as of December 31, 1996 and 1995, respectively, were on deposit with various regulatory agencies as required by law.

(6)      Future Policy Benefits and Claims
         ---------------------------------

         The liability for future policy benefits for investment contracts represents approximately 87% and 87% of the total liability for future policy benefits as of December 31, 1996 and 1995, respectively. The average interest rate credited on investment product policies was approximately 6.3%, 6.6% and 6.5% for the years ended December 31, 1996, 1995 and 1994, respectively.

         The liability for future policy benefits for traditional life insurance policies has been established based upon the following assumptions:

              Interest rates:  Interest rates vary as follows:
              --------------

                   Year of issue                Interest rates
                   -----------------   ----------------------------------------

                   1996                6.6%, not graded
                   1984-1995           6.0% to 10.5%, not graded
                   1966-1983           6.0% to 8.1%, graded over 20 years to 4.0% to 6.6%
                   1965 and prior      generally lower than post 1965 issues

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

              WITHDRAWALS: Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

              MORTALITY: Mortality and morbidity rates are based on published tables, modified for the Company's actual experience.

         The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $240,451 and $245,255 as of December 31, 1996 and 1995, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

         The Company has reinsurance agreements with certain affiliates as described in note 13. All other reinsurance agreements are not material to either premiums or reinsurance recoverables.

(7)      Federal Income Tax
         -------------------

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1996 and 1995 are as follows:

                                                                              1996               1995
                                                                        -----------------   ---------------
             Deferred tax assets:
                Future policy benefits                                        $175,571            149,192
                Liabilities in Separate Accounts                               188,426            129,120
                Mortgage loans on real estate and real estate                   23,366             25,165
                Other policyholder funds                                         7,407              7,424
                Other assets and other liabilities                              53,757             41,847
                                                                        -----------------   ---------------
                  Total gross deferred tax assets                              448,527            352,748
                  Less valuation allowances                                     (7,000)            (7,000)
                                                                        -----------------   ---------------
                  Net deferred tax assets                                      441,527            345,748
                                                                        =================   ===============

             Deferred tax liabilities:
                Deferred policy acquisition costs                              399,345            299,579
                Fixed maturity securities                                      133,210            227,345
                Deferred tax on realized investment gains                       37,597             40,634
                Equity securities and other long-term investments                8,210              3,780
                Other                                                           25,377             21,037
                                                                        -----------------   ---------------
                  Total gross deferred tax liabilities                         603,739            592,375
                                                                        -----------------   ---------------
                                                                              $162,212            246,627
                                                                        =================   ===============

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1996, 1995 and 1994.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         Total federal income tax expense for the years ended December 31, 1996, 1995 and 1994 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                                1996                    1995                    1994
                                                   ----------------------   ----------------------   ----------------------
                                                      Amount        %          Amount        %          Amount        %
                                                   ----------------------   ----------------------   ----------------------

             Computed (expected) tax expense          $110,424     35.0        $100,650     35.0         $84,650     35.0
             Tax exempt interest and dividends
                received deduction                        (212)    (0.1)            (18)    (0.0)           (130)    (0.1)
             Other, net                                    677      0.3            (824)    (0.3)         (5,931)    (2.5)
                                                   ------------  --------   ------------- --------   ------------- --------
               Total (effective rate of each year)    $110,889     35.2       $  99,808     34.7         $78,589     32.5
                                                   ============  ========   ============= ========   ============= ========

         Total federal income tax paid was $115,839, $51,840 and $83,239 during the years ended December 31, 1996, 1995 and 1994, respectively.


 (8)     Disclosures about Fair Value of Financial Instruments
         -----------------------------------------------------

         SFAS NO. 107 - DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS (SFAS 107) requires disclosure of fair value information about existing on and off-balance sheet financial instruments. SFAS 107 defines the fair value of a financial instrument as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on estimates using present value or other valuation techniques.

         These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments. SFAS 107 excludes certain assets and liabilities from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from SFAS 107 disclosures, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              FIXED MATURITY AND EQUITY SECURITIES: Fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the amount payable on demand, which includes certain surrender charges.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

              MORTGAGE LOANS ON REAL ESTATE: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgages in default is the estimated fair value of the underlying collateral.

              INVESTMENT CONTRACTS: Fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              POLICYHOLDERS' DIVIDEND ACCUMULATIONS AND OTHER POLICYHOLDER
              FUNDS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 9.

           Carrying amount and estimated fair value of financial instruments subject to SFAS 107 and policy reserves on life insurance contracts were as follows as of December 31, 1996 and 1995:

                                                                           1996                            1995
                                                             ------------------------------   -------------------------------
                                                                Carrying      Estimated          Carrying       Estimated
                                                                 amount       fair value          amount        fair value
                                                             ------------------------------   --------------- ---------------
               Assets
               ------
               Investments:
                  Securities available-for-sale:
                     Fixed maturity securities                 $12,304,639     12,304,639        12,485,564      12,485,564
                     Equity securities                              59,131         59,131            29,953          29,953
                  Mortgage loans on real estate, net             5,272,119      5,397,865         4,602,764       4,961,655
                  Policy loans                                     371,816        371,816           336,356         336,356
                  Short-term investments                             4,789          4,789            32,792          32,792
               Cash                                                 43,784         43,784             9,455           9,455
               Assets held in Separate Accounts                 26,926,702     26,926,702        18,591,108      18,591,108

               Liabilities
               -----------
               Investment contracts                             13,914,441     13,484,526        13,229,360      12,876,798
               Policy reserves on life insurance contracts       2,971,337      2,775,991         2,836,323       2,733,486
               Policyholders' dividend accumulations               361,401        361,401           348,027         348,027
               Other policyholder funds                             60,073         60,073            65,297          65,297
               Liabilities related to Separate Accounts         26,926,702     26,164,213        18,591,108      18,052,362

(9)      Additional Financial Instruments Disclosures
         --------------------------------------------

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $327,456 extending into 1997 were outstanding as of December 31, 1996.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 21% (20% in 1995) in any geographic area and no more than 2% (2% in 1995) with any one borrower as of December 31, 1996.

         The Company had a significant reinsurance recoverable balance from one reinsurer as of December 31, 1996 and 1995. See note 6.

         The summary below depicts loans by remaining principal balance as of December 31, 1996 and 1995:

                                                                                             Apartment
                                                Office       Warehouse         Retail         & other           Total
                                              ------------  -------------   -------------   -------------   --------------
               1996:
                 East North Central             $139,518        119,069         549,064         215,038        1,022,689
                 East South Central               33,267         22,252         172,968          90,623          319,110
                 Mountain                         17,972         43,027         113,292          73,390          247,681
                 Middle Atlantic                 129,077         54,046         160,833          18,498          362,454
                 New England                      33,348         43,581         161,960               -          238,889
                 Pacific                         202,562        325,046         424,295         110,108        1,062,011
                 South Atlantic                  103,889        134,492         482,934         385,185        1,106,500
                 West North Central              126,467          2,441          75,180          40,529          244,617
                 West South Central              104,877        120,314         197,090         304,256          726,537
                                              -------------   -------------   -------------   --------------  ------------
                                                $890,977        864,268       2,337,616       1,237,627        5,330,488
                                              ============  =============   =============   =============
                    Less valuation allowances and unamortized discount                                            58,369
                                                                                                            --------------
                         Total mortgage loans on real estate, net                                             $5,272,119
                                                                                                            ==============


               1995:
                 East North Central             $138,965        101,925         514,995         175,213          931,098
                 East South Central               21,329         13,053         180,858          82,383          297,623
                 Mountain                              -         17,219         138,220          45,274          200,713
                 Middle Atlantic                 116,187         64,813         158,252          10,793          350,045
                 New England                       9,559         39,525         148,449               1          197,534
                 Pacific                         183,206        233,186         374,915         105,419          896,726
                 South Atlantic                  106,246         73,541         446,800         278,265          904,852
                 West North Central              133,899         14,205          78,065          36,651          262,820
                 West South Central               69,140         92,594         190,299         267,268          619,301
                                              ------------  ------------    -------------   -------------   --------------
                                                $778,531        650,061       2,230,853       1,001,267        4,660,712
                                              ============  =============   =============   =============
                    Less valuation allowances and unamortized discount                                            57,948
                                                                                                            --------------
                         Total mortgage loans on real estate, net                                             $4,602,764
                                                                                                            ==============

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(10)     Pension Plan
         ------------

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one thousand hours of service within a twelve-month period and who have met certain age requirements. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Effective January 1, 1995, the plan was amended to provide enhanced benefits for participants who met certain eligibility requirements and elected early retirement no later than March 15, 1995. The entire cost of the enhanced benefit was borne by NMIC and certain of its property and casualty insurance company affiliates.

         Effective December 31, 1995, the Nationwide Insurance Companies and Affiliates Retirement Plan was merged with the Farmland Mutual Insurance Company Employees' Retirement Plan and the Wausau Insurance Companies Pension Plan to form the Nationwide Insurance Enterprise Retirement Plan. Immediately prior to the merger, the plans were amended to provide consistent benefits for service after January 1, 1996. These amendments had no significant impact on the accumulated benefit obligation or projected benefit obligation as of December 31, 1995.

         Pension costs charged to operations by the Company during the years ended December 31, 1996, 1995 and 1994 were $7,381, $10,478 and
         $10,063, respectively.

         The Company's net accrued pension expense as of December 31, 1996 and 1995 was $1,075 and $1,392, respectively.

         The net periodic pension cost for the Nationwide Insurance Enterprise Retirement Plan as a whole for the year ended December 31, 1996 and for the Nationwide Insurance Companies and Affiliates Retirement Plan as a whole for the years ended December 31, 1995 and 1994 follows:

                                                                        1996             1995              1994
                                                                   ---------------  ---------------   ---------------

              Service cost (benefits earned during the period)       $   75,466           64,524            64,740
              Interest cost on projected benefit obligation             105,511           95,283            73,951
              Actual return on plan assets                             (210,583)        (249,294)          (21,495)
              Net amortization and deferral                             101,795          143,353           (62,150)
                                                                   ---------------  ---------------   ---------------
                                                                     $   72,189           53,866            55,046
                                                                   ===============  ===============   ===============


         Basis for measurements, net periodic pension cost:

                                                                        1996             1995              1994
                                                                   ---------------  ---------------   ---------------

              Weighted average discount rate                           6.00%            7.50%             5.75%
              Rate of increase in future compensation levels           4.25%            6.25%             4.50%
              Expected long-term rate of return on plan assets         6.75%            8.75%             7.00%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         Information regarding the funded status of the Nationwide Insurance Enterprise Retirement Plan as a whole as of December 31, 1996 and 1995 follows:

                                                                                1996              1995
                                                                           ---------------   ---------------
              Accumulated benefit obligation:
                 Vested                                                      $1,338,554         1,236,730
                 Nonvested                                                       11,149            26,503
                                                                           ---------------   ---------------
                                                                             $1,349,703         1,263,233
                                                                           ===============   ===============

              Net accrued pension expense:
                 Projected benefit obligation for services rendered to
                    date                                                     $1,847,828         1,780,616
                 Plan assets at fair value                                    1,947,933         1,738,004
                                                                           ---------------   ---------------
                    Plan assets in excess of (less than) projected benefit
                       obligation                                               100,105           (42,612)
                 Unrecognized prior service cost                                 37,870            42,845
                 Unrecognized net gains                                        (201,952)          (63,130)
                 Unrecognized net asset at transition                            37,158            41,305
                                                                           ---------------   ---------------
                                                                            $   (26,819)          (21,592)
                                                                           ===============   ===============

         Basis for measurements, funded status of plan:

                                                                                1996              1995
                                                                           ---------------   ---------------

              Weighted average discount rate                                   6.50%             6.00%
              Rate of increase in future compensation levels                   4.75%             4.25%

         Assets of the Nationwide Insurance Enterprise Retirement Plan are invested in group annuity contracts of NLIC and ELICW.

(11)     Postretirement Benefits Other Than Pensions
         -------------------------------------------

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation; however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1996 and 1995 was $34,884 and $33,537, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1996, 1995 and 1994 was $3,286, $3,132 and $4,284, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         The amount of NPPBC for the plan as a whole for the years ended December 31, 1996, 1995 and 1994 was as follows:

                                                                                        1996          1995          1994
                                                                                     -----------   -----------   -----------

             Service cost (benefits attributed to employee service during the year)   $  6,541         6,235         8,586
             Interest cost on accumulated postretirement benefit obligation             13,679        14,151        14,011
             Actual return on plan assets                                               (4,348)       (2,657)       (1,622)
             Amortization of unrecognized transition obligation of affiliates              173         2,966           568
             Net amortization and deferral                                               1,830        (1,619)        1,622
                                                                                     -----------   -----------   -----------
                                                                                       $17,875        19,076        23,165
                                                                                     ===========   ===========   ===========

         Information regarding the funded status of the plan as a whole as of December 31, 1996 and 1995 follows:

                                                                                             1996              1995
                                                                                        ---------------   ---------------
             Accrued postretirement benefit expense:
                Retirees                                                                  $   92,954            88,680
                Fully eligible, active plan participants                                      23,749            28,793
                Other active plan participants                                                83,986            90,375
                                                                                        ---------------   ---------------
                   Accumulated postretirement benefit obligation (APBO)                      200,689           207,848
                Plan assets at fair value                                                     63,044            54,325
                                                                                        ---------------   ---------------
                   Plan assets less than accumulated postretirement benefit obligation      (137,645)         (153,523)
                Unrecognized transition obligation of affiliates                               1,654             1,827
                Unrecognized net gains                                                       (23,225)           (1,038)
                                                                                        ---------------   ---------------
                                                                                           $(159,216)         (152,734)
                                                                                        ===============   ===============

         Actuarial assumptions used for the measurement of the APBO as of December 31, 1996 and 1995 and the NPPBC for 1996, 1995 and 1994 were as follows:

                                                      1996          1996         1995         1995         1994
                                                      APBO         NPPBC         APBO        NPPBC         NPPBC
                                                   ------------  -----------  -----------  -----------  ------------

             Discount rate                            7.25%         6.65%        6.75%        8.00%        7.00%
             Long-term rate of return on plan
                 assets, net of tax                     -           4.80%         -           8.00%         N/A
             Assumed health care cost trend rate:
                 Initial rate                        11.00%        11.00%       11.00%       10.00%       12.00%
                 Ultimate rate                        6.00%         6.00%        6.00%        6.00%        6.00%
                 Uniform declining period           12 Years      12 Years     12 Years     12 Years     12 Years


         The health care cost trend rate assumption has an effect on the amounts reported. For the plan as a whole, a one percentage point increase in the assumed health care cost trend rate would increase the APBO as of December 31, 1996 by $701 and the NPPBC for the year ended December 31, 1996 by $83.

(12) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions
         ---------------------------------------------------------------------

         Each insurance company's state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and each of its insurance company subsidiaries exceed the minimum risk-based capital requirements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         The statutory capital shares and surplus of NLIC as of December 31, 1996, 1995 and 1994 was $1,000,647, $1,363,031 and $1,262,861,
         respectively. The statutory net income of NLIC for the years ended December 31, 1996, 1995 and 1994 was $73,218, $86,529 and $76,532,
         respectively.

         NLIC is limited in the amount of shareholder dividends it may pay without prior approval by the Department of Insurance of the State of Ohio (the Department). NLIC's dividend of the outstanding shares of common stock of certain companies which was declared on September 24, 1996 and the anticipated $850,000 dividend (as discussed in note 1) are deemed extraordinary under Ohio insurance laws. As a result of such dividends, any dividend paid by NLIC during the 12-month period immediately following the $850,000 dividend would also be an extraordinary dividend under Ohio insurance laws. Accordingly, no such dividend could be paid without prior regulatory approval.

         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its stockholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and stockholder dividends in the future.

(13)     Transactions With Affiliates
         ----------------------------

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1996, 1995 and 1994, the Company made lease payments to NMIC and its subsidiaries of $9,065, $8,986 and $8,133, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $101,584, $107,112, and $100,601 in 1996,
         1995 and 1994, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the intercompany agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $15,111 and $1,186 as of December 31, 1996 and 1995, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1996 and 1995 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         Intercompany reinsurance contracts exist between NLIC and, respectively NMIC and ELICW whereby all of NLIC's accident and health and group life insurance business is ceded on a modified coinsurance basis. NLIC entered into the reinsurance agreements during 1996 because the accident and health and group life insurance business was unrelated to NLIC's long-term savings and retirement products. Accordingly, the accident and health and group life insurance business has been accounted for as discontinued operations for all periods presented. Under modified coinsurance agreements, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of NLIC's agreements, the investment risk associated with changes in interest rates is borne by NMIC or ELICW, as the case may be. Risk of asset default is retained by NLIC, although a fee is paid by NMIC or ELICW, as the case may be, to NLIC for the NLIC's retention of such risk. The agreements will remain in force until all policy obligations are settled. However, with respect to the agreement between NLIC and NMIC, either party may terminate the contract on January 1 of any year with prior notice. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. NLIC believes that the terms of the modified coinsurance agreements are consistent in all material respects with what NLIC could have obtained with unaffiliated parties.

         Amounts ceded to ELICW in 1996 are included in ELICW's results of operations for 1996 which, combined with the results of WCLIC and NCC, are summarized in note 2. Amounts ceded to ELICW in 1996 include premiums of $224,224, net investment income and other revenue of $14,833, and benefits, claims and other expenses of $246,641. Amounts ceded to NMIC in 1996 include premiums of $97,331, net investment income of $10,890, and benefits, claims and other expenses of $100,476.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC) and California Cash Management Company (CCMC), both affiliates, under which NCMC and CCMC act as common agents in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC and CCMC were $4,789 and $9,654 as of December 31, 1996 and 1995, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         On April, 5 1996, Nationwide Corp. contributed all of the outstanding shares, with shareholder equity value of $30, of NISC to NLIC. NLIC contributed an additional $500 to NISC on August 30, 1996.

         On March 1, 1995, Nationwide Corp. contributed all of the outstanding shares of common stock of Farmland Life Insurance Company (Farmland) to NLIC. Farmland merged into WCLIC effective June 30, 1995. The contribution resulted in a direct increase to consolidated shareholder's equity of $46,918. As discussed in note 2, WCLIC is accounted for as discontinued operations.

         Effective December 31, 1994, NLIC purchased all of the outstanding shares of common stock of ELICW from Wausau Service Corporation (WSC) for $155,000. NLIC transferred fixed maturity securities and cash with a fair value of $155,000 to WSC on December 28, 1994, which resulted in a realized loss of $19,239 on the disposition of the securities. The purchase price approximated both the historical cost basis and fair value of net assets of ELICW. ELICW has and will continue to share home office, other facilities, equipment and common management and administrative services with WSC. As discussed in note 2, ELICW is accounted for as discontinued operations.

         Certain annuity products are sold through three affiliated companies which are also subsidiaries of Nationwide Corp. Total commissions and fees paid to these affiliates for the years ended December 31, 1996, 1995 and 1994 were $76,922, $57,280 and $50,168, respectively.

(14)     Bank Lines of Credit
         --------------------

         In August 1996, NLIC, along with NMIC, established a $600,000 revolving credit facility which provides for a $600,000 loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by either NLIC or NMIC. NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. All previously existing line of credit agreements were canceled.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(15)     Contingencies
         -------------

         The Company is a defendant in various lawsuits. In the opinion of management, the effects, if any, of such lawsuits are not expected to be material to the Company's financial position or results of operations.

(16)     Segment Information
         -------------------

         The Company has three primary segments: Variable Annuities, Fixed Annuities and Life Insurance. The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by the Company and independent investment managers, with the investment returns accumulating on a tax-deferred basis. The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. The Life Insurance segment consists of insurance products that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis. In addition, the Company reports corporate expenses and investments, and the related investment income supporting capital not specifically allocated to its product segments in a Corporate and Other segment. In addition, all realized gains and losses, investment management fees and other revenue earned from mutual funds, other than the portion allocated to the variable annuities and life insurance segments, are reported in the Corporate and Other segment.

         During 1996, the Company changed its reporting segments to better reflect the way the businesses are managed. Prior periods have been restated to reflect these changes.

         The following table summarizes the revenues and income from continuing operations before federal income tax expense for the years ended December 31, 1996, 1995 and 1994 and assets as of December 31, 1996, 1995 and 1994, by business segment.

                                                                              1996              1995              1994
                                                                        -----------------  ---------------   ---------------
              Revenues:
                   Variable Annuities                                      $    284,638          189,071           132,687
                   Fixed Annuities                                            1,092,566        1,051,970           939,868
                   Life Insurance                                               435,657          409,135           383,150
                   Corporate and Other                                          179,977          148,475           143,794
                                                                        -----------------  ---------------   ---------------
                                                                           $  1,992,838        1,798,651         1,599,499
                                                                        =================  ===============   ===============

              Income from continuing operations before federal income tax expense:
                   Variable Annuities                                            90,244           50,837            24,574
                   Fixed Annuities                                              135,405          137,000           138,950
                   Life Insurance                                                67,242           67,590            53,046
                   Corporate and Other                                           22,606           32,145            25,288
                                                                        -----------------  ---------------   ---------------
                                                                          $     315,497          287,572           241,858
                                                                        =================  ===============   ===============

              Assets:

                   Variable Annuities                                        25,069,725       17,333,039        11,146,465
                   Fixed Annuities                                           13,994,715       13,250,359        11,668,973
                   Life Insurance                                             3,353,286        3,027,420         2,752,283
                   Corporate and Other                                        5,348,520        4,896,815         3,678,303
                                                                        -----------------  ---------------   ---------------
                                                                            $47,766,246       38,507,633        29,246,024
                                                                        =================  ===============   ===============


                                                                                                                 SCHEDULE I

                                        NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                               Consolidated Summary of Investments -
                                             Other Than Investments in Related Parties

                                                      As of December 31, 1996
                                                         ($000's omitted)

--------------------------------------------------------------- ---------------    --------------   -----------------
                           Column A                                 Column B         Column C          Column D
--------------------------------------------------------------- ---------------    --------------   -----------------
                                                                                                    Amount at which
                                                                                                     shown in the
                                                                                                     consolidated
                      Type of Investment                              Cost         Market value      balance sheet
--------------------------------------------------------------- ---------------    --------------   -----------------
Fixed maturity securities available-for-sale:
   Bonds:
      U.S. Government and government agencies and authorities     $  3,757,887        3,834,762           3,834,762
      States, municipalities and political subdivisions                  6,242            6,690               6,690
      Foreign governments                                              100,656          101,940             101,940
      Public utilities                                               1,798,736        1,843,938           1,843,938
      All other corporate                                            6,307,357        6,517,309           6,517,309
                                                                ---------------    --------------   -----------------
          Total fixed maturity securities available-for-sale        11,970,878       12,304,639          12,304,639
                                                                ---------------    --------------   -----------------

Equity securities available-for-sale:
   Common stocks:
      Industrial, miscellaneous and all other                           43,501           50,405              50,405
   Non-redeemable preferred stock                                          389            8,726               8,726
                                                                ---------------    --------------   -----------------
          Total equity securities available-for-sale                    43,890           59,131              59,131
                                                                ---------------    --------------   -----------------

Mortgage loans on real estate, net                                   5,327,317                            5,272,119 (1)
Real estate, net:
   Investment properties                                               253,383                              217,611 (1)
   Acquired in satisfaction of debt                                     57,933                               48,148 (1)
Policy loans                                                           371,816                              371,816
Other long-term investments                                             27,370                               28,668 (2)
Short-term investments                                                   4,789                                4,789
                                                                ---------------                      ----------------
          Total investments                                        $18,057,376                           18,306,921
                                                                ===============                      ================

----------
(1) Difference from Column B is primarily due to valuation allowances due to impairments on mortgage loans on real estate and due to accumulated depreciation and valuation allowances due to impairments on real estate. See note 5 to the consolidated financial statements.

(2) Difference from Column B is primarily due to operating gains of investments in limited partnerships.







See accompanying independent auditors' report.


                                                                                                               SCHEDULE III

                                    NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                            Supplemental Insurance Information

                                          As of December 31, 1996, 1995 and 1994
                                           and for each of the years then ended

                                                     ($000's omitted)

----------------------------------- --------------  ------------------  -----------------   ------------------ ---------------
             Column A                  Column B          Column C            Column D           Column E          Column F
----------------------------------- --------------  ------------------  -----------------   -----------------  ---------------
                                       Deferred       Future policy                            Other policy
                                        policy      benefits, losses,                           claims and
                                     acquisition        claims and      Unearned premiums    benefits payable    Premium
             Segment                    costs         loss expenses            (1)                 (2)           revenue
----------------------------------- --------------  ------------------  -----------------    ----------------  --------------

1996: Variable Annuities               $   791,611                   -                                      -               -
      Fixed Annuities                      242,421          14,952,877                                    687          24,030
      Life Insurance                       414,417           1,995,802                                395,739         174,612
      Corporate and Other                  (81,940)            230,381                                 25,048               -
                                    --------------  ------------------                       ----------------  --------------
             Total                      $1,366,509          17,179,060                                421,474         198,642
                                    ==============  ==================                       ================  ==============

1995: Variable Annuities                   571,283                   -                                      -               -
      Fixed Annuities                      221,111          14,221,622                                    455          32,774
      Life Insurance                       366,876           1,898,641                                383,983         166,332
      Corporate and Other                 (138,914)            238,351                                 28,886               -
                                    --------------  ------------------                       ----------------  --------------
             Total                      $1,020,356          16,358,614                                413,324         199,106
                                    ==============  ==================                       ================  ==============

1994: Variable Annuities                   395,397                   -                                      -               -
      Fixed Annuities                      198,639          12,633,253                                    240          20,134
      Life Insurance                       327,079           1,806,762                                371,984         156,524
      Corporate and Other                   74,445             233,569                                 26,927               -
                                    --------------  ------------------                       ----------------  --------------
             Total                     $   995,560          14,673,584                                399,151         176,658
                                    ==============  ==================                       ================  ==============

----------------------------------- -------------- -------------------  -----------------    ----------------  --------------
             Column A                  Column G          Column H            Column I           Column J          Column K
----------------------------------- -------------- -------------------  -----------------    ----------------  --------------
                                         Net                               Amortization           Other
                                      investment    Benefits, claims,      of deferred          operating
                                        income          losses and            policy            expenses          Premiums
             Segment                     (3)       settlement expenses  acquisition costs          (3)            written
----------------------------------- -------------- -------------------  -----------------   -----------------  --------------

1996: Variable Annuities               $   (21,449)              4,624             57,412             132,357
      Fixed Annuities                    1,050,557             838,533             38,635              79,737
      Life Insurance                       174,002             211,386             37,347              78,965
      Corporate and Other                  154,649             106,037                  -              51,335
                                    -------------- -------------------  -----------------   -----------------
             Total                      $1,357,759           1,160,580            133,394             342,394
                                    ============== ===================  =================   =================

1995: Variable Annuities                   (17,640)              2,881             26,264             109,089
      Fixed Annuities                    1,002,718             804,980             29,499              80,260
      Life Insurance                       171,255             201,986             31,021              68,832
      Corporate and Other                  137,700             105,646             (4,089)             14,773
                                    -------------- -------------------  -----------------   -----------------
             Total                      $1,294,033           1,115,493             82,695             272,954
                                    ============== ===================  =================   =================

1994: Variable Annuities                   (13,415)              2,277             22,135              83,701
      Fixed Annuities                      903,572             702,082             29,849              69,975
      Life Insurance                       166,329             191,006             29,495              69,861
      Corporate and Other                  154,325              97,302              4,089              17,115
                                    -------------- -------------------  -----------------   -----------------
             Total                      $1,210,811             992,667             85,568             240,652
                                    ============== ===================  =================   =================

----------
(1)  Unearned premiums are included in Column C amounts.

(2) Column E agrees to the sum of the Balance Sheet captions, Policyholders' dividend accumulations and Other policyholder funds.

(3) Allocations of net investment income and certain general expenses are based on a number of assumptions and estimates, and reported operating results would change by segment if different methods were applied.



See accompanying independent auditors' report.

                                                                    SCHEDULE IV

                              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                  Reinsurance

                                    As of December 31, 1996, 1995 and 1994
                                     and for each of the years then ended

                                                ($000's omitted)

-------------------------------   ----------------- -----------------  ----------------   ----------------  ---------------
           Column A                  Column B           Column C           Column D          Column E          Column F
-------------------------------   ----------------- -----------------  ----------------   ----------------  ---------------
                                                                                                              Percentage
                                                        Ceded to         Assumed from                         of amount
                                   Gross amount      other companies   other companies      Net amount      assumed to net
                                  ----------------- -----------------  ----------------   ----------------  ---------------
1996:
Life insurance in force              $47,071,264          6,633,567            288,593        40,726,290           0.7%
                                  ================= =================  ================   ================  ===============

Premiums:
   Life insurance                        225,615             29,282              2,309           198,642           1.2%
   Accident and health insurance         291,871            305,789             13,918                 -         N/A
                                  ----------------- -----------------  ----------------   ----------------  ---------------
          Total                      $   517,486            335,071             16,227           198,642           8.2%
                                  ================= =================  ================   ================  ===============


1995:
Life Insurance in force              $41,087,025          8,935,743            391,174        32,542,456           1.2%
                                  ================= =================  ================   ================  ===============

Premiums:
   Life insurance                        221,257             24,360              2,209           199,106           1.1%
   Accident and health insurance         298,058            313,036             14,978                 -         N/A
                                  ----------------- -----------------  ----------------   ----------------  ---------------
          Total                      $   519,315            337,396             17,187           199,106           8.6%
                                  ================= =================  ================   ================  ===============


1994:
Life Insurance in force              $35,926,633          7,550,623            829,742        29,205,752           2.8%
                                  ================= =================  ================   ================  ===============

Premiums:
   Life insurance                        198,705             24,912              2,865           176,658           1.6%
   Accident and health insurance         303,435            321,696             18,261                 -         N/A
                                  ----------------- -----------------  ----------------   ----------------  ---------------
          Total                      $   502,140            346,608             21,126           176,658          12.0%
                                  ================= =================  ================   ================  ===============

----------
Note: The life insurance caption represents principally premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on invesment products and universal life insurance products.


See accompanying independent auditors' report.


                                                                                                                 SCHEDULE V

                                        NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                 Valuation and Qualifying Accounts

                                           Years ended December 31, 1996, 1995 and 1994
                                                         ($000's omitted)

-------------------------------------------------  ------------   -----------------------------   ------------ -------------
                    Column A                         Column B               Column C               Column D      Column E
-------------------------------------------------  ------------   -----------------------------   ------------ -------------
                                                    Balance at     Charged to                                   Balance at
                                                   beginning of     costs and      Charged to     Deductions      end of
                  Description                         period        expenses     other accounts      (1)          period
-------------------------------------------------  ------------   ------------   --------------   ------------ -------------
1996:
Valuation  allowances - mortgage loans on real
   estate                                              $49,128          4,497               -          2,587        51,038
Valuation allowances - real estate                      25,819        (10,600)              -              -        15,219
                                                   ------------   ------------   --------------   ------------ -------------
     Total                                             $74,947         (6,103)              -          2,587        66,257
                                                   ============   ============   ==============   ============ =============


1995:
Valuation allowances - fixed maturity securities             -          8,908               -          8,908             -
Valuation  allowances  - mortgage  loans on real
   estate                                               46,381          7,433               -          4,686        49,128
Valuation allowances - real estate                      27,330         (1,511)              -              -        25,819
                                                   ------------   ------------   --------------   ------------ -------------
     Total                                             $73,711         14,830               -         13,594        74,947
                                                   ============   ============   ==============   ============ =============


1994:
Valuation allowances - fixed maturity securities         4,800         (4,800)              -              -             -
Valuation  allowances  - mortgage  loans on real
   estate                                               42,150         20,445               -         16,214        46,381
Valuation allowances - real estate                      31,357         (4,027)              -              -        27,330
                                                   ------------   ------------   --------------   ------------ -------------
     Total                                             $78,307         11,618               -         16,214        73,711
                                                   ============   ============   ==============   ============ =============

----------
(1)  Amounts represent direct write-downs charged against the valuation allowance.



See accompanying independent auditors' report.

PART C. OTHER INFORMATION

Item 24.      FINANCIAL STATEMENTS AND EXHIBITS

              (a) Financial Statements:
                  (1) Financial statements and schedule included in Prospectus.
                      (Part A):
                      Condensed Financial Information.......................N/A

                  (2) Financial statements and schedule included
                      in Part B:
                      Those financial statements and schedule required by Item 23 to be included in Part B have been incorporated therein by reference to the Prospectus (Part A)........37

              Nationwide Variable Account:
                      Independent Auditors' Report...........................37

                      Statement of Assets, Liabilities and Contract Owners'
                      Equity as of December 31, 1996.........................38

                      Statement of Operations and Changes in Contract Owners' Equity for the years ended December 31, 1996, 1995 and 1994...............................................40

                      Notes to Financial Statements..........................41

                      Schedules of Changes in Unit Value.....................46

              Nationwide Life Insurance Company:

                      Independent Auditors' Report...........................51

                      Consolidated Balance Sheets as of December 31, 1996
                      and 1995...............................................52

                      Consolidated Statements of Income for the years
                      ended December 31, 1996, 1995 and 1994.................53

                      Consolidated Statements of Shareholder's Equity for the
                      years ended December 31, 1996, 1995 and 1994...........54

                      Consolidated Statements of Cash Flows for the years
                      ended December 31, 1996, 1995, and 1994................55

                      Notes to Consolidated Financial Statements.............56

                      Schedule I - Consolidated Summary of Investments - Other
                      Than Investments in Related Parties....................93

                      Schedule III - Supplementary Insurance Information.....94

                      Schedule IV - Reinsurance..............................95

                      Schedule V - Valuation and QualifyingAccounts..........96


                                    74 of 96

Item 24.      (b) Exhibits

                  (1) Resolution of the Depositor's Board of Directors authorizing establishment of the separate account (Nationwide Variable Account)*
                  (2)  Not Applicable

                  (3) Underwriting or Distribution Agreement between Depositor and Principal Underwriter - Filed previously in conjunction with '33 Act File No. 2-58043 and '40 Act File No. 811-2716 and is hereby incorporated by reference
                  (4) Form of Variable Annuity Contract - Filed Previously in connection with `33 Act File No. 33-60239 and is hereby incorporated by reference.
                  (5) Form of Application - Filed Previously in connection with `33 Act File No. 33-60239 and is hereby incorporated by reference.
                  (6) Articles of Incorporation - Filed previously in conjunction with '33 Act File No. 2-58043 and is hereby incorporated by reference

                  (7)  Not Applicable
                  (8)  Not Applicable
                  (9)  Opinion of Counsel - attached hereto
                  (10) Not Applicable
                  (11) Not Applicable
                  (12) Not Applicable
                  (13) Computation of Performance Quotations. Filed previously in conjunction with `33 Act File No. 33-82190 and is hereby Incorporated by reference.

                                    75 of 96

Item 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                          Lewis J. Alphin                                        Director
                          519 Bethel Church Road
                          Mount Olive, NC  28365

                          Keith W. Eckel
                          1647 Falls Road
                          Clarks Summit, PA 18411                                Director

                          Willard J. Engel                                       Director
                          1100 East Main Street
                          Marshall, MN 56258

                          Fred C. Finney                                         Director
                          1558 West Moreland Road
                          Wooster, OH 44691

                          Charles L. Fuellgraf, Jr.                              Director
                          600 South Washington Street
                          Butler, PA  16001

                          Joseph J. Gasper                         President and Chief Operating Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH  43215

                          Henry S. Holloway                                Chairman of the Board
                          1247 Stafford Road                                   and Director
                          Darlington, MD  21034

                          Dimon Richard McFerson                   Chairman and Chief Executive Officer-
                          One Nationwide Plaza                        Nationwide Insurance Enterprise
                          Columbus, OH  43215                                  and Director

                          David O. Miller                                        Director
                          115 Sprague Drive
                          Hebron, OH  43025

                          C. Ray Noecker                                         Director
                          2770 Winchester Southern S.
                          Ashville, OH 43103

                          James F. Patterson                                     Director
                          8765 Mulberry Road
                          Chesterland, OH  44026



                                    76 of 96

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                          Arden L. Shisler                                       Director
                          1356 North Wenger Road
                          Dalton, OH  44618

                          Robert L. Stewart                                      Director
                          88740 Fairview Road
                          Jewett, OH  43986

                          Nancy C. Thomas                                        Director
                          10835 Georgetown Street NE
                          Louisville, OH  44641

                          Harold W. Weihl                                        Director
                          14282 King Road
                          Bowling Green, OH  43402

                          Gordon E. McCutchan                            Executive Vice President,
                          One Nationwide Plaza                          Law and Corporate Services
                          Columbus, OH  43215                                  and Secretary

                          Robert A. Oakley                               Executive Vice President-
                          One Nationwide Plaza                            Chief Financial Officer
                          Columbus, OH  43215

                          Robert J. Woodward, Jr.                       Executive Vice President -
                          One Nationwide Plaza                           Chief Investment Officer
                          Columbus, OH  43215

                          James E. Brock                                  Senior Vice President -
                          One Nationwide Plaza                            Life Company Operations
                          Columbus, OH  43215

                          W. Sidney Druen                            Senior Vice President and General
                          One Nationwide Plaza                        Counsel and Assistant Secretary
                          Columbus, OH  43215

                          Harvey S. Galloway, Jr.                  Senior Vice President-Chief Actuary-
                          One Nationwide Plaza                          Life, Health and Annuities
                          Columbus, OH  43215

                          Richard A. Karas                            Senior Vice President - Sales -
                          One Nationwide Plaza                              Financial Services
                          Columbus, OH  43215

                          Michael D. Bleiweiss                                Vice President-
                          One Nationwide Plaza                         Individual Annuity Operations
                          Columbus, OH  43215



                                    77 of 96

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                          Matthew S. Easley                                  Vice President -
                          One Nationwide Plaza                   Life Marketing and Administrative Service
                          Columbus, OH  43215

                          Ronald L. Eppley                                    Vice President-
                          One Nationwide Plaza                             Applications Services
                          Columbus, OH  43215

                          Timothy E. Murphy                                   Vice President-
                          One Nationwide Plaza                              Strategic Marketing
                          Columbus, Ohio  43215

                          R. Dennis Noice                                     Vice President-
                          One Nationwide Plaza                               Retail Operations
                          Columbus, OH  43215

                          Joseph P. Rath                                      Vice President -
                          One Nationwide Plaza                                  Compliance
                          Columbus, OH  43215


Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
         DEPOSITOR OR REGISTRANT.

          *    Subsidiaries for which separate financial statements are filed

          ** Subsidiaries included in the respective consolidated financial statements

          *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

          **** other subsidiaries


                                    78 of 96

                                                                        NO. VOTING
                                                                        SECURITIES
                                                       STATE           (SEE ATTACHED
                                                  OF ORGANIZATION      CHART) UNLESS
                        COMPANY                                          OTHERWISE                   PRINCIPAL BUSINESS
                                                                         INDICATED
         Affiliate Agency of Ohio, Inc.                 Ohio                           Life Insurance Agency
         Affiliate Agency, Inc.                       Delaware                         Life Insurance Agency
         Allnations, Inc.                               Ohio                           Promotes cooperative insurance corporations
                                                                                       worldwide
         American Marine Underwriters, Inc.           Florida                          Underwriting Manager
         Auto Direkt Insurance Company                Germany                          Insurance Company
         California Cash Management Company          California                        Investment Securities Agent
         Colonial County Mutual insurance              Texas                           Insurance Company
         Company
         Colonial Insurance Company of               California                        Insurance Company
         California
         Columbus Insurance Brokerage and             Germany                          Insurance Broker
         Service GMBH
         Companies Agency Insurance Services         California                        Insurance  Broker
         of California
         Companies Agency of Alabama, Inc.            Alabama                          Insurance Broker
         Companies Agency of Idaho, Inc.               Idaho                           Insurance Broker
         Companies Agency of Illinois, Inc.           Illinois                         Acts as Collection Agent for Policies placed
                                                                                       through Brokers
         Companies Agency of Kentucky, Inc.           Kentucky                         Insurance Broker
         Companies Agency of Massachusetts,        Massachusetts                       Insurance Broker
         Inc.
         Companies Agency of New York, Inc.           New York                         Insurance Broker
         Companies Agency of Pennsylvania, Inc.     Pennsylvania                       Insurance Broker
         Companies Agency of Phoenix, Inc.            Arizona                          Insurance Broker
         Companies Agency of Texas, Inc.               Texas                           Insurance Broker
         Companies Agency, Inc.                      Wisconsin                         Insurance Broker
         Companies Annuity Agency of Texas,            Texas                           Insurance Broker
         Inc.
         Countrywide Services Corporation             Delaware                         Products Liability, Investigative and Claims
                                                                                       Management Services
         Employers Insurance of Wausau A             Wisconsin                         Insurance Company
         Mutual Company
     **  Employers Life Insurance Company of         Wisconsin                         Life Insurance Company
         Wausau
         F & B, Inc.                                    Iowa                           Insurance Agency
         Farmland Mutual Insurance Company              Iowa                           Insurance Company


                                             79 of 96

                                                                        NO. VOTING
                                                                        SECURITIES
                                                       STATE           (SEE ATTACHED
                                                  OF ORGANIZATION      CHART) UNLESS
                        COMPANY                                          OTHERWISE                   PRINCIPAL BUSINESS
                                                                         INDICATED
         Financial Horizons Distributors              Alabama                          Life Insurance Agency
         Agency of Alabama, Inc.
         Financial Horizons Distributors                Ohio                           Life Insurance Agency
         Agency of Ohio, Inc.
         Financial Horizons Distributors              Oklahoma                         Life Insurance Agency
         Agency of Oklahoma, Inc.
         Financial Horizons Distributors               Texas                           Life Insurance Agency
         Agency of Texas, Inc.
      *  Financial Horizons Investment Trust       Massachusetts                       Investment Company
         Financial Horizons Securities                Oklahoma                         Broker Dealer
         Corporation
         Gates, McDonald & Company                      Ohio                           Cost Control Business
         Gates, McDonald & Company of Nevada           Nevada                          Self-Insurance Administration Claims
                                                                                       Examinations and Data Processing Services
         Gates, McDonald & Company of New             New York                         Workers Compensation Claims Administration
         York, Inc.
         Gates, McDonald Health Plus, Inc.              Ohio                           Managed Care Organization
         Greater La Crosse Health Plans, Inc.        Wisconsin                         Writes Commercial Health and Medicare
                                                                                       Supplement Insurance
         Insurance Intermediaries, Inc.                 Ohio                           Insurance Broker and Insurance Agency
         Key Health Plan, Inc.                       California                        Pre-paid health plans
         Landmark Financial Services of New           New York                         Life Insurance Agency
         York, Inc.
         Leben Direkt Insurance Company               Germany                          Life Insurance Company
         Lone Star General Agency, Inc.                Texas                           Insurance Agency
     **  MRM Investments, Inc.                          Ohio                           Owns and operates a Recreational Ski Facility
     **  National Casualty Company                    Michigan                         Insurance Company
         National Casualty Company of America,     Great Britain                       Insurance Company
         Ltd.
     **  National Premium and Benefit                 Delaware                         Insurance Administrative Services
         Administration Company
     **  Nationwide Advisory Services, Inc.             Ohio                           Registered Broker-Dealer, Investment Manager
                                                                                       and Administrator
         Nationwide Agency, Inc.                        Ohio                           Insurance Agency
         Nationwide Agribusiness Insurance              Iowa                           Insurance Company
         Company
     **  Nationwide Asset Allocation Trust         Massachusetts                       Investment Company
         Nationwide Cash Management Company             Ohio                           Investment Securities Agent
         Nationwide Communications, Inc.                Ohio                           Radio Broadcasting Business
         Nationwide Community Urban                     Ohio                           Redevelopment of blighted areas within the
         Redevelopment Corporation                                                     City of Columbus, Ohio


                                    80 of 96

                                                                        NO. VOTING
                                                                        SECURITIES
                                                       STATE           (SEE ATTACHED
                                                  OF ORGANIZATION      CHART) UNLESS
                        COMPANY                                          OTHERWISE                   PRINCIPAL BUSINESS
                                                                         INDICATED
         Nationwide Corporation                         Ohio                           Organized for the purpose of acquiring,
                                                                                       holding, encumbering, transferring, or
                                                                                       otherwise disposing of shares, bonds, and
                                                                                       other evidences of indebtedness, securities,
                                                                                       and contracts of other persons, associations,
                                                                                       corporations, domestic or foreign and to
                                                                                       form or acquire the control of other
                                                                                       corporations
      *  Nationwide Development Company                 Ohio                           Owns, leases and manages commercial real
                                                                                       estate
         Nationwide Financial Institution             Delaware                         Insurance Agency
         Distributors Agency, Inc.
         Nationwide Financial Services, Inc.          Delaware                         Holding Company
         Nationwide General Insurance Company           Ohio                           Insurance Company
         Nationwide HMO, Inc.                           Ohio                           Health Maintenance Organization
      *  Nationwide Indemnity Company                   Ohio                           Reinsurance Company
         Nationwide Insurance Enterprise                Ohio                           Membership Non-Profit Corporation
         Foundation
         Nationwide Insurance Golf Charities,           Ohio                           Membership Non-Profit Corporation
         Inc.
      *  Nationwide Investing                      Massachusetts                       Investment Company
         Foundation II
         Nationwide Investing Foundation              Michigan                         Investment Company
         Nationwide Investment Services               Oklahoma                         Registered Broker-Dealer in Deferred
         Corporation                                                                   Compensation Market
         Nationwide Investors Services, Inc.            Ohio                           Stock Transfer Agent
     **  Nationwide Life and Annuity Insurance          Ohio                           Life Insurance Company
         Company
     **  Nationwide Life Insurance Company              Ohio                           Life Insurance Company
         Nationwide Lloyds                             Texas                           Texas Lloyds Company
         Nationwide Management Systems, Inc.            Ohio                           Develops and operates Managed Care Delivery
                                                                                       System
         Nationwide Mutual Fire Insurance               Ohio                           Insurance Company
         Company
         Nationwide Mutual Insurance Company            Ohio                           Insurance Company
         Nationwide Properties, Ltd.                    Ohio                           Develops, owns and operates real estate and
                                                                                       real estate investments.
         Nationwide Property and Casualty               Ohio                           Insurance Company
         Insurance Company
         Nationwide Realty Investors, Ltd.              Ohio                           Develops, owns and operates real estate and
                                                                                       real estate investments.
      *  Nationwide Separate Account Trust         Massachusetts                       Investment Company
         NEA Valuebuilder Investor Services of        Alabama                          Life Insurance Agency
         Alabama, Inc.
         NEA Valuebuilder Investor Services of        Arizona                          Life Insurance Agency
         Arizona, Inc.
         NEA Valuebuilder Investor Services of        Montana                          Life Insurance Agency
         Montana, Inc.


                                    81 of 96

                                                                        NO. VOTING
                                                                        SECURITIES
                                                       STATE           (SEE ATTACHED
                                                  OF ORGANIZATION      CHART) UNLESS
                        COMPANY                                          OTHERWISE                   PRINCIPAL BUSINESS
                                                                         INDICATED
         NEA Valuebuilder Investor Services of         Nevada                          Life Insurance Agency
         Nevada, Inc.
         NEA Valuebuilder Investor Services of          Ohio                           Life Insurance Agency
         Ohio, Inc.
         NEA Valuebuilder Investor Services of        Oklahoma                         Life Insurance Agency
         Oklahoma, Inc.
         NEA Valuebuilder Investor Services of         Texas                           Life Insurance Agency
         Texas, Inc.
         NEA Valuebuilder Investor Services of        Wyoming                          Life Insurance Agency
         Wyoming, Inc.

         NEA Valuebuilder Investor Services,          Delaware                         Life Insurance Agency
         Inc.
         NEA Valuebuilder Services Insurance       Massachusetts                       Life Insurance Agency
         Agency, Inc.
         Neckura General Insurance Company            Germany                          Insurance Company
         Neckura Holding Company                      Germany                          Administrative Service for Neckura Insurance
                                                                                       Group
         Neckura Insurance Company                    Germany                          Insurance Company
         Neckura Life Insurance Company               Germany                          Life Insurance Company
         NWE, Inc.                                      Ohio                           Special Investments
         PEBSCO of Massachusetts Insurance         Massachusetts                       Markets and Administers Deferred Compensation
         Agency, Inc.                                                                  Plans for Public Employees
         PEBSCO of Texas, Inc.                         Texas                           Markets and Administers Deferred Compensation
                           Plans for Public Employees
         Pension Associates of Wausau, Inc.          Wisconsin                         Pension plan administration, record keeping
                                                                                       and consulting and compensation consulting
         Physicians Plus Insurance Corporation       Wisconsin                         Health Maintenance organization
         Prevea Health Insurance Plan, Inc.          Wisconsin                         Health Maintenance organization
         Public Employees Benefit Services            Delaware                         Markets and Administrates Deferred
         Corporation                                                                   Compensation Plans for Public Employees
         Public Employees Benefit Services            Alabama                          Markets and Administers Deferred Compensation
         Corporation of Alabama                                                        Plans for Public Employees
         Public Employees Benefit Services            Arkansas                         Markets and Administers Deferred Compensation
         Corporation of Arkansas                                                       Plans for Public Employees
         Public Employees Benefit Services            Montana                          Markets and Administers Deferred Compensation
         Corporation of Montana                                                        Plans for Public Employees
         Public Employees Benefit Services           New Mexico                        Markets and Administers Deferred Compensation
         Corporation of New Mexico                                                     Plans for Public Employees
         Scottsdale Indemnity Company                   Ohio                           Insurance Company
         Scottsdale Insurance Company                   Ohio                           Excess and surplus lines insurance company
         Scottsdale Surplus Lines Insurance           Arizona                          Excess and surplus lines insurance company
         Company


                                    82 of 96

                                                                        NO. VOTING
                                                                        SECURITIES
                                                       STATE           (SEE ATTACHED
                                                  OF ORGANIZATION      CHART) UNLESS
                        COMPANY                                          OTHERWISE                   PRINCIPAL BUSINESS
                                                                         INDICATED
         SVM Sales GmbH, Neckura Insurance            Germany                          Sales support for Neckura Insurance Group
         Group
         The Beak and Wire Corporation                  Ohio                           Radio Tower Joint Venture
         Wausau Business Insurance Company           Wisconsin                         Insurance Company
         Wausau General Insurance Company             Illinois                         Insurance Company
         Wausau Insurance Company (U.K.)           United Kingdom                      Insurance and Reinsurance Company
         Limited
         Wausau International Underwriters           California                        Special Risks, Excess and Surplus Lines
                                                                                       Insurance Underwriting Manager
     **  Wausau Preferred Health Insurance           Wisconsin                         Insurance and Reinsurance Company
         Company
         Wausau Service Corporation                  Wisconsin                         Holding Company
         Wausau Underwriters Insurance Company       Wisconsin                         Insurance Company
     **  West Coast Life Insurance Company           California                        Life Insurance Company



                                    83 of 96

                                                                        NO. VOTING
                                                                        SECURITIES
                                                       STATE           (SEE ATTACHED
                                                  OF ORGANIZATION      CHART) UNLESS
                        COMPANY                                          OTHERWISE                   PRINCIPAL BUSINESS
                                                                         INDICATED
      *  MFS Variable Account                           Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  NACo Variable Account                          Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Nationwide DC Variable Account                 Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Nationwide DCVA-II                             Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Nationwide Life Separate Account No. 1         Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Nationwide Multi-Flex Variable Account         Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Nationwide VA Separate Account-A               Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                                     Separate Account
      *  Nationwide VA Separate Account-B               Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                                     Separate Account
         Nationwide VA Separate Account-C               Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                                     Separate Account
      *  Nationwide VA Separate Account-Q               Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                                     Separate Account
      *  Nationwide Variable Account                    Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Nationwide Variable Account-II                 Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Nationwide Variable Account-3                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Nationwide Variable Account-4                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Nationwide Variable Account-5                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Nationwide Fidelity Advisor Variable           Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
         Account                                                     Account
      *  Nationwide Variable Account-6                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Nationwide Variable Account-8                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Nationwide VL Separate                         Ohio         Nationwide Life and Annuity     Issuer of Life Insurance
                                                                                                     Policies
         Account-A                                                   Separate Account
         Nationwide VL Separate                         Ohio         Nationwide Life and Annuity     Issuer of Life Insurance
         Account-B                                                   Separate Account                Policies
      *  Nationwide VLI Separate Account                Ohio         Nationwide Life Separate        Issuer of Life Insurance
                                                                     Account                         Policies
      *  Nationwide VLI Separate Account-2              Ohio         Nationwide Life Separate        Issuer of Life Insurance
                                                                     Account                         Policies
      *  Nationwide VLI Separate Account-3              Ohio         Nationwide Life Separate        Issuer of Life Insurance
                                                                     Account                         Policies


                                    84 of 96

                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                               (left side)
------------------------
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|      MEMBERSHIP      |
|      NONPROFIT       |
|     CORPORATION      |
------------------------
                                                  ------------------------------------------
                                                  |      EMPLOYERS INSURANCE OF WAUSAU     |
                                                  |           A MUTUAL COMPANY             |
                                                  |             (EMPLOYERS)                |
                                                  |                                        |========================================
                                                  | Contribution Note         Cost         |
                                                  | -----------------         ----         |
                                                  | Casualty                  $400,000,000 |
                                                  ------------------------------------------
                                                                |
           -----------------------------------------------------------------------
           |                                  |                                  |
---------------------------       ---------------------------       ----------------------------         ---------------------------
|    SAN DIEGO LOTUS      |       |   WAUSAU INSURANCE CO.  |       |      WAUSAU SERVICE      |         |                         |
|     CORPORATION         |       |      (U.K.) LIMITED     |       |     CORPORATION (WSC)    |         |    NATIONWIDE LLOYDS    |
|Common Stock: 748,212    |       |Common Stock: 8,506,800  |       |Common Stock: 1,000 Shares|         |                         |
|------------  Shares     |       |------------  Shares     |       |------------              |         |                         |
|                         |       |                         |       |                          |=========|                         |
|              Cost       |       |              Cost       |       |              Cost        |     ||  |      A TEXAS LLOYDS     |
|              ----       |       |              ----       |       |              ----        |     ||  |                         |
|Employers-               |       |Employers-               |       |Employers-                |     ||  |                         |
|100%          $29,000,000|       |100%          $18,683,300|       |100%          $176,763,000|     ||  |                         |
---------------------------       ---------------------------       ----------------------------     ||  ---------------------------
                                                                                 |                   ||
                              ---------------------------------------------------------------------  ||
                              |                                 |                                 |  ||
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
|     WAUSAU BUSINESS     |   |   |    COMPANIES AGENCY     |   |   |   COUNTRYWIDE SERVICES   |  |  ||  |                         |
|    INSURANCE COMPANY    |   |   |    OF KENTUCKY, INC.    |   |   |        CORPORATION       |  |  ||  |                         |
|Common Stock: 10,900,000 |   |   |Common Stock: 1,000      |   |   |Common Stock: 100 Shares  |  |  ||  |        COMPANIES        |
|------------  Shares     |   |   |------------  Shares     |   |   |------------              |  |  ||  |        AGENCY OF        |
|                         |---|---|                         |   |---|                          |  |  ||==|        TEXAS, INC.      |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |  ||  |                         |
|              ----       |   |   |              ----       |   |   |              ----        |  |  ||  |                         |
|WSC-100%      $33,800,000|   |   |WSC-100%      $1,000     |   |   |WSC-100%      $145,852    |  |  ||  |                         |
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
                              |                                 |                                 |  ||
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
|   WAUSAU UNDERWRITERS   |   |   |    COMPANIES AGENCY     |   |   |      WAUSAU GENERAL      |  |  ||  |                         |
|    INSURANCE COMPANY    |   |   | OF MASSACHUSETTS, INC.  |   |   |     INSURANCE COMPANY    |  |  ||  |                         |
|Common Stock: 8,750      |   |   |Common Stock: 1,000      |   |   |Common Stock: 200,000     |  |  ||  |     COMPANIES ANNUITY   |
|------------  Shares     |   |   |------------  Shares     |   |   |------------  Shares      |  |  ||  |         AGENCY OF       |
|                         |---|---|                         |   |---|                          |  |  ====|         TEXAS, INC.     |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |                         |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |                         |
|WSC-100%      $69,560,006|   |   |WSC-100%      $1,000     |   |   |WSC-100%      $39,000,000 |  |      |                         |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|   GREATER LA CROSSE     |   |   |    COMPANIES AGENCY     |   |   |   WAUSAU INTERNATIONAL   |  |      |     AMERICAN MARINE     |
|   HEALTH PLANS, INC.    |   |   |    OF NEW YORK, INC.    |   |   |       UNDERWRITERS       |  |      |    UNDERWRITERS, INC.   |
|Common Stock: 3,000      |   |   |Common Stock: 1,000      |   |   |Common Stock: 1,000       |  |      |Common Stock: 20         |
|------------  Shares     |   |   |------------  Shares     |   |   |------------  Shares      |  |      |------------  Shares     |
|                         |---|---|                         |   |---|                          |  |------|                         |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |              Cost       |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |              ----       |
|WSC-33.3%     $861,761   |   |   |WSC-100%      $1,000     |   |   |WSC-100%      $10,000     |  |      |WSC-100%      $248,222   |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|    COMPANIES AGENCY     |   |   |    COMPANIES AGENCY     |   |   |     COMPANIES AGENCY     |  |      |     COMPANIES AGENCY    |
|    OF ALABAMA, INC.     |   |   |  OF PENNSYLVANIA, INC.  |   |   |    INSURANCE SERVICES    |  |      |     OF ILLINOIS, INC.   |
|                         |   |   |                         |   |   |       OF CALIFORNIA      |  |      |                         |
|Common Stock: 1,000      |   |   |Common Stock: 1,000      |   |   |Common Stock: 1,000       |  |      |Common Stock: 250        |
|------------  Shares     |   |   |------------  Shares     |   |---|------------  Shares      |  |------|------------  Shares     |
|                         |---|---|                         |   |   |                          |  |      |                         |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |              Cost       |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |              ----       |
|WSC-100%      $100       |   |   |WSC-100%      $100       |   |   |WSC-100%      $1,000      |  |      |WSC-100%      $2,500     |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|    COMPANIES AGENCY     |   |   |   COMPANIES AGENCY      |   |   |      PHYSICIANS PLUS     |  |      |         COMPANIES       |
|     OF IDAHO, INC.      |   |   |     OF PHOENIX, INC.    |   |   |         INSURANCE        |  |      |        AGENCY, INC.     |
|                         |   |   |                         |   |   |        CORPORATION       |  |      |                         |
|Common Stock: 1,000      |   |   |Common Stock: 1,000      |   |   |Common Stock:    7,150    |  |      |Common Stock: 100        |
|------------  Shares     |   |   |------------  Shares     |   |   |------------     Shares   |  |      |------------  Shares     |
|                         |-------|                         |   |---|Preferred Stock: 11,540   |  |------|                         |
|                         |       |                         |   |   |---------------  Shares   |  |      |                         |
|                         |       |                         |   |   |                          |  |      |                         |
|              Cost       |       |              Cost       |   |   |                Cost      |  |      |              Cost       |
|              ----       |       |              ----       |   |   |                ----      |  |      |              ----       |
|WSC-100%      $1,000     |       |WSC-100%      $1,000     |   |   |WSC-33 1/3%     $6,215,459|  |      |WSC-100%      $10,000    |
---------------------------       ---------------------------   |   ----------------------------  |      ---------------------------
                                                                |                                 |
                                                                |   ----------------------------  |      ---------------------------
                                                                |   |      PREVEA HEALTH       |  |      |    PENSION ASSOCIATES   |
                                                                |   |  INSURANCE PLAN, INC.    |  |      |      OF WAUSAU, INC.    |
                                                                |   |Common Stock: 3,000 Shares|  |      |Common Stock: 1,000      |
                                                                |   |------------              |  |      |------------  Shares     |
                                                                ----|                          |  -------|                         |
                                                                    |                          |         |                         |
                                                                    |              Cost        |         |Companies        Cost    |
                                                                    |              ----        |         |Agency, Inc.     ----    |
                                                                    |WSC-33 1/3%   $500,000    |         |(Wisconsin)-100% $10,000 |
                                                                    ----------------------------         ---------------------------

                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                                  (middle)
       -----------------------------------------------------------------------------
       |                                                                           |
       |                                                                           |
       |                           NATIONWIDE MUTUAL                               |
=======|                           INSURANCE COMPANY                               |================================================
       |                              (CASUALTY)                                   |
       |                                                                           |
       |                                                                           |
       -----------------------------------------------------------------------------
              |                        ||                              |
              |                        ||                              -------------------------------------------------------------
              |                        ||    ---------------------------------------------------------------------------------------
              |                        ||    |                                                                      |
--------------------------------       ||    |    --------------------------------                  --------------------------------
|      ALLNATIONS, INC.        |       ||    |    |      NATIONWIDE GENERAL      |                  |        NECKURA HOLDING       |
|Common Stock:    3,136 Shares |       ||    |    |      INSURANCE COMPANY       |                  |       COMPANY (NECKURA)      |
|------------                  |       ||    |    |                              |                  |                              |
|                 Cost         |       ||    |    |Common Stock:    20,000       |                  |Common Stock:    10,000       |
|                 ----         |       ||    |    |------------     Shares       |                  |------------     Shares       |
|Casualty-24.5%   $88,320      |       ||    |    |                 Cost         |                  |                 Cost         |
|Fire-24.5%       $88,463      |       ||    |    |                 ----         |                  |                 ----         |
|Preferred Stock: 1,466 Shares |       ||    |----|Casualty-100%    $5,944,422   |         ---------|Casualty-100%    $87,943,140  |
|---------------               |       ||    |    |                              |         |        |                              |
|                 Cost         |       ||    |    |                              |         |        |                              |
|                 ----         |       ||    |    |                              |         |        |                              |
|Casualty-7.7%    $100,000     |       ||    |    |                              |         |        |                              |
|Fire-7.7%        $100,000     |       ||    |    |                              |         |        |                              |
--------------------------------       ||    |    --------------------------------         |        --------------------------------
                                       ||    |                                             |
--------------------------------       ||    |    --------------------------------         |        --------------------------------
|       FARMLAND MUTUAL        |       ||    |    |      NATIONWIDE PROPERTY     |         |        |           NECKURA            |
|      INSURANCE COMPANY       |       ||    |    |         AND CASUALTY         |         |        |       INSURANCE COMPANY      |
|Guaranty Fund                 |       ||    |    |       INSURANCE COMPANY      |         |        |                              |
|------------                  |=========    |----|Common Stock:    60,000       |         |--------|Common Stock:    6,000        |
|Certificate                   |             |    |------------     Shares       |         |        |------------     Shares       |
|-----------      Cost         |             |    |                 Cost         |         |        |                 Cost         |
|                 ----         |             |    |                 ----         |         |        |Neckura-         ----         |
|Casualty         $500,000     |             |    |Casualty-100%    $6,000,000   |         |        |100%             DM 6,000,000 |
--------------------------------             |    --------------------------------         |        --------------------------------
              |                              |                                             |
--------------------------------             |    --------------------------------         |        --------------------------------
|        F & B, INC.           |             |    |      COLONIAL INSURANCE      |         |        |         NECKURA LIFE         |
|                              |             |    |     COMPANY OF CALIFORNIA    |         |        |       INSURANCE COMPANY      |
|Common Stock:    1 Share      |             |    |          (COLONIAL)          |         |        |                              |
|------------                  |             |----|Common Stock:    1,750        |         |--------|Common Stock:   4,000         |
|                 Cost         |             |    |------------     Shares       |         |        |------------    Shares        |
|                 ----         |             |    |                 Cost         |         |        |                Cost          |
|Farmland                      |             |    |                 ----         |         |        |                ----          |
|Mutual-100%      $10          |             |    |Casualty-100%    $11,750,000  |         |        |Neckura-100%    DM 15,825,681 |
--------------------------------             |    --------------------------------         |        --------------------------------
                                             |                                             |
--------------------------------             |    --------------------------------         |        --------------------------------
|  NATIONWIDE AGRIBUSINESS     |             |    |         SCOTTSDALE           |         |        |        NECKURA GENERAL       |
|     INSURANCE COMPANY        |             |    |      INSURANCE COMPANY       |         |        |       INSURANCE COMPANY      |
|Common Stock:    1,000,000    |             |    |                              |         |        |                              |
|------------     Shares       |             |    |Common Stock:    30,136       |         |        |Common Stock:    1,500        |
|                 Cost         |------------------|------------     Shares       |         |--------|------------     Shares       |
|                 ----         |                  |                 Cost         |         |        |                 Cost         |
|Casualty-99.9%   $26,714,335  |                  |                 ----         |         |        |                 ----         |
|Other Capital:                |                  |Casualty-100%    $150,000,000 |         |        |Neckura-100%     DM 1,656,925 |
|-------------                 |                  |                              |         |        |                              |
|Casualty-Ptd.    $   713,567  |                  |                              |         |        |                              |
--------------------------------                  --------------------------------         |        --------------------------------
                                                                 |                         |
                                                  --------------------------------         |        --------------------------------
                                                  |          SCOTTSDALE          |         |        |       COLUMBUS INSURANCE     |
                                                  |        SURPLUS LINES         |         |        |      BROKERAGE AND SERVICE   |
                                                  |       INSURANCE COMPANY      |         |        |              GmbH            |
                                                  |                              |         |        |Common Stock:    1 Share      |
                                                  |                              |         |--------|------------                  |
                                                  |        "NEWLY FORMED"        |         |        |                 Cost         |
                                                  |                              |         |        |                 ----         |
                                                  |                              |         |        |Neckura-100%     DM 51,639    |
                                                  |                              |         |        |                              |
                                                  |                              |         |        |                              |
                                                  --------------------------------         |        --------------------------------
                                                                 |                         |
                                                  --------------------------------         |        --------------------------------
                                                  |      NATIONAL PREMIUM &      |         |        |          LEBEN DIREKT        |
                                                  |    BENEFIT ADMINISTRATION    |         |        |        INSURANCE COMPANY     |
                                                  |           COMPANY            |         |        |                              |
                                                  |Common Stock:    10,000       |         |        |Common Stock:    4,000 Shares |
                                                  |------------     Shares       |------------------|------------                  |
                                                  |                 Cost         |                  |                 Cost         |
                                                  |                 ----         |                  |                 ----         |
                                                  |Scottsdale-100%  $10,000      |                  |Neckura-100%     DM 4,000,000 |
                                                  |                              |                  |                              |
                                                  |                              |                  |                              |
                                                  --------------------------------                  --------------------------------

                                                  --------------------------------                  --------------------------------
                                                  |         SVM SALES            |                  |          AUTO DIREKT         |
                                                  |            GmbH              |                  |       INSURANCE COMPANY      |
                                                  |                              |                  |                              |
                                                  |Common Stock:    50 Shares    |                  |Common Stock:    1,500 Shares |
                                                  |------------                  |                  |------------                  |
                                                  |                 Cost         |                  |                 Cost         |
                                                  |                 ----         |                  |                 ----         |
                                                  |Neckura-100%     DM 50,000    |                  |Neckura-100%     DM 1,643,149 |
                                                  |                              |                  |                              |
                                                  |                              |                  |                              |
                                                  --------------------------------                  --------------------------------


                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                              (right side)
                                                                                                            ------------------------
                                                                                                            | NATIONWIDE INSURANCE |
                                                                                                            | ENTERPRISE FOUNDATION|
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------
       -----------------------------------------------------------------------------
       |                                                                           |
       |                                                                           |
       |                           NATIONWIDE MUTUAL                               |
=======|                         FIRE INSURANCE COMPANY                            |
       |                                (FIRE)                                     |
       |                                                                           |
       |                                                                           |
       -----------------------------------------------------------------------------
                                                                       |
---------------                                                        --------------------------------------------------
              |                                                                                                         |
-----------------------------------------------------------------------------------------------------------------       |
  |                                          |                                                                  |       |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |     |         SCOTTSDALE           |     |    |         NATIONWIDE           |                |          NATIONWIDE            |
  |     |      INDEMNITY COMPANY       |     |    |      COMMUNITY URBAN         |                |          CORPORATION           |
  |     |                              |     |    |       REDEVELOPMENT          |                |                                |
  |     |                              |     |    |        CORPORATION           |                |Common Stock:    Control:       |
  |     |Common Stock:    50,000       |     |    |Common Stock:    10 Shares    |                |------------     -------        |
  |-----|------------     Shares       |     |----|------------                  |                |$13,642,432      100%           |
  |     |                 Cost         |     |    |                 Cost         |                |         Shares     Cost        |
  |     |                 ----         |     |    |                 ----         |                |         ------     ----        |
  |     |Casualty-100%    $8,800,000   |     |    |Casualty-100%    $1,000       |                |Casualty 12,992,922 $751,352,485|
  |     |                              |     |    |                              |                |Fire        649,510   24,007,936|
  |     |                              |     |    |                              |                |          (See Page 2)          |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |         NATIONWIDE           |     |    |          INSURANCE           |
  |     |      INDEMNITY COMPANY       |     |    |     INTERMEDIARIES, INC.     |
  |     |                              |     |    |                              |
  |-----|Common Stock:    28,000       |     |----|Common Stock:    1,615        |
  |     |------------     Shares       |     |    |------------     Shares       |
  |     |                 Cost         |     |    |                 Cost         |
  |     |                 ----         |     |    |                 ----         |
  |     |Casualty-100%    $294,529,000 |     |    |Casualty-100%    $1,615,000   |
  |     --------------------------------     |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |          LONE STAR           |     |    |       NATIONWIDE CASH        |
  |     |     GENERAL AGENCY, INC.     |     |    |      MANAGEMENT COMPANY      |
  |     |                              |     |    |Common Stock:    100 Shares   |
  ------|Common Stock:    1,000        |     |----|------------                  |
        |------------     Shares       |     |    |                 Cost         |
        |                 Cost         |     |    |                 ----         |
        |                 ----         |     |    |Casualty-90%     $9,000       |
        |Casualty-100%    $5,000,000   |     |    |NW Adv. Serv.     1,000       |
        --------------------------------     |    --------------------------------
                      ||                     |
        --------------------------------     |    --------------------------------
        |   COLONIAL COUNTY MUTUAL     |     |    |       CALIFORNIA CASH        |
        |      INSURANCE COMPANY       |     |    |          MANAGEMENT          |
        |                              |     |    |                              |
        |Surplus Debentures            |     |    |Common Stock:    90 Shares    |
        |------------------            |     |----|------------                  |
        |                 Cost         |     |    |                 Cost         |
        |                 ----         |     |    |                 ----         |
        |Colonial         $500,000     |     |    |Casualty-100%    $9,000       |
        |Lone Star         150,000     |     |    |                              |
        --------------------------------     |    --------------------------------
                                             |
                                             |    --------------------------------                  --------------------------------
                                             |    |         NATIONWIDE           |                  |           THE BEAK AND       |
                                             |    |     COMMUNICATIONS, INC.     |                  |         WIRE CORPORATION     |
                                             |    |Common Stock:    14,750       |                  |                              |
                                             |    |------------     Shares       |                  |Common Stock:    750 Shares   |
                                             -----|                 Cost         |------------------|------------                  |
                                                  |                 ----         |                  |                 Cost         |
                                                  |Casualty-100%    $11,510,000  |                  |                 ----         |
                                                  |Other Capital:                |                  |NW Comm-100%     $531,000     |
                                                  |-------------                 |                  |                              |
                                                  |Casualty-Ptd.      1,000,000  |                  |                              |
                                                  --------------------------------                  --------------------------------



Subsidiary Companies -- Solid Line
Contractual Association -- Double Lines

March 6, 1997

                                                                                                                        (Left Side)
                                                NATIONWIDE INSURANCE ENTERPRISE(R)

                                         ------------------------------------------------
                                        |              EMPLOYERS INSURANCE               |
                                        |                  OF WAUSAU                     |==========================================
                                        |               A MUTUAL COMPANY                 |
                                         ------------------------------------------------



























                              ------------------------------------------------------------------------------------------------------
                             |                                  |                                   |
                ---------------------------        ---------------------------        ---------------------------
               | NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |   NATIONWIDE FINANCIAL    |
               |     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      | INSTITUTION DISTRIBUTORS  |
               |                           |      |      CAPITAL TRUST        |      |   AGENCY, INC. (NFIDAI)   |
               | Common Stock: 3,814,779   |      | Preferred Stock:          |      | Common Stock:     1,000   |
               | ------------  Shares      |      | ---------------           |      | ------------      Shares  |
               |                           |      |                           |      |                           |
               | NFS--100%                 |      | NFS--100%                 |      | NFS--100%                 |
                ---------------------------        ---------------------------        ---------------------------
                               |                                                                    ||
 ---------------------------   |   ---------------------------        ---------------------------   ||   --------------------------
|    NATIONWIDE LIFE AND    |  |  |         NATIONWIDE        |      |     FINANCIAL HORIZONS    |  ||  |                          |
| ANNUITY INSURANCE COMPANY |  |  |     ADVISORY SERVICES     |      |    DISTRIBUTORS AGENCY    |  ||  |                          |
|        (NW LIFE)          |  |  |      (NW ADV. SERV.)      |      |      OF ALABAMA, INC.     |  ||  |                          |
| Common Stock: 68,000      |  |  | Common Stock: 7,676       |      | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|--| ------------  Shares      |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF OHIO, INC.      |
|               Cost        |  |  |               Cost        |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |               ----        |  ||  |               ----        |  ||  |                          |
| NW Life--100% $58,070,003 |  |  | NW Life--100% $5,996,261  |  ||  | NFIDIA--100% $100         |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|         NWE, INC.         |  |  |        NATIONWIDE         |  ||  |    LANDMARK FINANCIAL     |  ||  |                          |
|                           |  |  |   INVESTOR SERVICES, INC. |  ||  |        SERVICES OF        |  ||  |                          |
|                           |  |  |                           |  ||  |       NEW YORK, INC.      |  ||  |                          |
| Common Stock: 100         |  |  | Common Stock: 5           |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  | ------------  Shares      |==||  | ------------  Shares      |  ||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |     OF OKLAHOMA, INC.    |
|               Cost        |  |  |                     Cost  |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                     ----  |  ||  |               ----        |  ||  |                          |
| NW Life--100% $35,971,375 |  |  | NW Adv. Serv.--100% $5,000|  ||  | NFIDIA--100% $10,100      |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|   NATIONWIDE INVESTMENT   |  |  |    FINANCIAL HORIZONS     |  ||  |     FINANCIAL HORIZONS    |  ||  |                          |
|   SERVICES CORPORATION    |  |  |     INVESTMENT TRUST      |  ||  |      SECURITIES CORP.     |  ||  |                          |
|                           |  |  |                           |  ||  |                           |  ||  |                          |
| Common Stock: 5,000       |  |  |                           |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  |                           |==||  | ------------  Shares      |  ||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF TEXAS, INC.     |
|               Cost        |  |  |                           |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                           |  ||  |               ----        |  ||  |                          |
| NW Life--100% $529,728    |  |  |      COMMON LAW TRUST     |  ||  | NFIDIA--100% $153,000     |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
| NATIONWIDE LIFE INSURANCE |  |  |         NATIONWIDE        |  ||  |   AFFILIATE AGENCY, INC.  |  ||  |                          |
|    COMPANY OF NEW YORK    |  |  |         INVESTING         |  ||  |                           |  ||  |                          |
|                           |  |  |         FOUNDATION        |  ||  |                           |  ||  |                          |
| Common Stock:             |  |  |                           |  ||  | Common Stock: 100         |  ||  |          AFFILIATE       |
| ------------  Shares      |--|  |                           |==||  | ------------  Shares      |__||==|          AGENCY OF       |
|               Cost        |  |  |                           |  ||  |                           |      |          OHIO, INC.      |
|               ----        |  |  |                           |  ||  |               Cost        |      |                          |
| NW Life--100%             |  |  |                           |  ||  |               ----        |      |                          |
| (Proposed)                |  |  |      COMMON LAW TRUST     |  ||  | NFIDIA--100% $100         |      |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------        --------------------------
                               |                                 ||
 ---------------------------   |   ---------------------------   ||
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||
|      INVESTORS, LTD.      |  |  |          INVESTING        |  ||
|                           |  |  |        FOUNDATION II      |  ||
| Units:                    |  |  |                           |  ||
| ------                    |  |  |                           |==||
|                           |  |  |                           |  ||
|                           |  |  |                           |  ||
| NW Life--90%              |  |  |                           |  ||
| NW Mutual--10%            |  |  |      COMMON LAW TRUST     |  ||
 ---------------------------   |   ---------------------------   ||
                               |                                 ||
 ---------------------------   |   ---------------------------   ||
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||
|      INVESTORS, LTD.      |  |  |      SEPARATE ACCOUNT     |  ||
|                           |  |  |            TRUST          |  ||
| Units:                    |  |  |                           |  ||
| ------                    |__|  |                           |__||
|                           |     |                           |
|                           |     |                           |
| NW Life--97.6%            |     |                           |
| NW Mutual--2.4%           |     |      COMMON LAW TRUST     |
 ---------------------------       ---------------------------

                                                                                                                           (Center)

                                         ------------------------------------------------
                                        |               NATIONWIDE MUTUAL                |
========================================|               INSURANCE COMPANY                |==========================================
                                        |                  (CASUALTY)                    |
                                         ------------------------------------------------
                                                                 |
                                                                 |              ----------------------------------------------------
                                                                 |              |
                                               ---------------------------------------
                                              |    NATIONWIDE CORPORATION (NW CORP)   |
                                              |   Common Stock:           Control     |
                                              |   ------------            -------     |
                                              |    13,642,432               100%      |
                                              |              Shares      Cost         |
                                              |             ------      ----          |
                                              | Casualty    12,992,922   $751,352,485 |
                                              | Fire           649,510     24,007,936 |
                                               ---------------------------------------
                                                                |
              ----------------------------------------------------------------------------------------------------------------------
              |                                     |                                |                             |
 ---------------------------     --------------------------       -----------------------------      ----------------------------
|    NATIONWIDE FINANCIAL   |   |   MRM INVESTMENTS, INC.   |    |      WEST COAST LIFE        |    |    NATIONAL CASUALTY       |
|    SERVICES, INC. (NFS)   |   |                           |    |     INSURANCE COMPANY       |    |         COMPANY            |
|                           |   |                           |    |                             |    |           (NC)             |
| Common Stock: Control     |   | Common Stock: 1           |    | Common Stock: 1,000,000     |    | Common Stock: 100          |
| ------------  -------     |   | ------------  Share       |    | ------------  Shares        |    | ------------  Shares       |
|                           |   |                           |    |                             |    |                            |
|                           |   |               Cost        |    |               Cost          |    |                Cost        |
| Class A     Public--100%  |   |               ----        |    |               ----          |    |                ----        |
| Class B     NW Corp--100% |   | NW Corp.--100% $1,339,218 |    | NW Corp.--100% $152,946,930 |    | NW Corp.--100% $73,442,439 |
 ---------------------------     ---------------------------      -----------------------------      ----------------------------
             |                                                                                                     |
--------------------------------------------------------------------------------                                   |
                             |                                                  |                                  |
                ---------------------------                       ---------------------------        ----------------------------
               | PUBLIC EMPLOYEES BENEFIT  |                     |      NEA VALUEBUILDER       |    |   NCC OF AMERICA, INC.     |
               |   SERVICES CORPORATION    |                     |   INVESTOR SERVICES, INC.   |    |         (INACTIVE)         |
               |         (PEBSCO)          |                     |             (NEA)           |    |                            |
               | Common Stock: 236,494     |==||                 | Common Stock: 500           |    |                            |
               | ------------  Shares      |  ||                 | ------------  Shares        |    |                            |
               |                           |  ||                 |                             |    |                            |
               | NFS--100%                 |  ||                 | NFS--100%                   |    | NFS--100%                  |
                ---------------------------   ||                  -----------------------------      ----------------------------
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||
               |         PEBSCO OF         |  ||  |     NEA VALUEBUILDER      |  ||
               |          ALABAMA          |  ||  |     INVESTOR SERVICES     |  ||
               |                           |  ||  |     OF ALABAMA, INC.      |  ||
               | Common Stock: 100,000     |  ||  | Common Stock: 500         |  ||
               | ------------  Shares      |--||  | ------------  Shares      |--||
               |                           |  ||  |                           |  ||
               |               Cost        |  ||  |               Cost        |  ||
               |               ----        |  ||  |               ----        |  ||
               | PEBSCO--100%  $1,000      |  ||  | NEA--100%      $5,000     |  ||
                ---------------------------   ||   ---------------------------   ||
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||
               |         PEBSCO OF         |  ||  |     NEA VALUEBUILDER      |  ||
               |         ARKANSAS          |  ||  |     INVESTOR SERVICES     |  ||
               |                           |  ||  |      OF ARIZONA, INC      |  ||
               | Common Stock: 50,000      |  ||  | Common Stock: 100         |  ||
               | ------------  Shares      |--||  | ------------  Shares      |--||
               |                           |  ||  |                           |  ||
               |               Cost        |  ||  |               Cost        |  ||
               |               ----        |  ||  |               ----        |  ||
               | PEBSCO--100%  $500        |  ||  | NEA--100%     $1,000      |  ||
                ---------------------------   ||   ---------------------------   ||
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||
               |  PEBSCO OF MASSACHUSETTS  |  ||  |     NEA VALUEBUILDER      |  ||
               |  INSURANCE AGENCY, INC.   |  ||  |     INVESTOR SERVICES     |  ||
               |                           |  ||  |      OF MONTANA, INC.     |  ||
               | Common Stock: 1,000       |  ||  | Common Stock: 500         |  ||
               | ------------  Shares      |--||  | ------------  Shares      |--||
               |                           |  ||  |                           |  ||
               |               Cost        |  ||  |               Cost        |  ||
               |               ----        |  ||  |               ----        |  ||
               | PEBSCO--100%  $1,000      |  ||  | NEA--100%     $500        |  ||
                ---------------------------   ||   ---------------------------   ||
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||   ---------------------------
               |         PEBSCO OF         |  ||  |     NEA VALUEBUILDER      |  ||  |                           |
               |          MONTANA          |  ||  |     INVESTOR SERVICES     |  ||  |                           |
               |                           |  ||  |      OF NEVADA, INC.      |  ||  |     NEA VALUEBUILDER      |
               | Common Stock: 500         |  ||  | Common Stock: 500         |  ||  |     INVESTOR SERVICES     |
               | ------------  Shares      |--||  | ------------  Shares      |  ||==|       OF OHIO, INC.       |
               |                           |  ||  |                           |  ||  |                           |
               |               Cost        |  ||  |               Cost        |  ||  |                           |
               |               ----        |  ||  |               ----        |  ||  |                           |
               | PEBSCO--100%  $500        |  ||  | NEA--100%     $500        |  ||  |                           |
                ---------------------------   ||   ---------------------------   ||   ---------------------------
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||   ---------------------------
               |         PEBSCO OF         |  ||  |     NEA VALUEBUILDER      |  ||  |                           |
               |        NEW MEXICO         |  ||  |     INVESTOR SERVICES     |  ||  |                           |
               |                           |  ||  |      OF WYOMING, INC.     |  ||  |     NEA VALUEBUILDER      |
               | Common Stock: 1,000       |  ||  | Common Stock: 500         |  ||  |     INVESTOR SERVICES     |
               | ------------  Shares      |--||  | ------------  Shares      |  ||==|     OF OKLAHOMA, INC.     |
               |                           |  ||  |                           |  ||  |                           |
               |               Cost        |  ||  |               Cost        |  ||  |                           |
               |               ----        |  ||  |               ----        |  ||  |                           |
               | PEBSCO--100%  $1,000      |  ||  | NEA--100%     $500        |  ||  |                           |
                ---------------------------   ||   ---------------------------   ||   ---------------------------
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||   ----------------------------
               |                           |  ||  |     NEA VALUEBUILDER      |  ||  |                            |
               |                           |  ||  |    SERVICES INSURANCE     |  ||  |                            |
               |         PEBSCO OF         |  ||  |       AGENCY, INC.        |  ||  |      NEA VALUEBUILDER      |
               |        TEXAS, INC.        |  ||  | Common Stock: 100         |  ||  |      INVESTOR SERVICES     |
               |                           |==||  | ------------  Shares      |__||==|        OF TEXAS, INC.      |
               |                           |      |                           |      |                            |
               |                           |      |               Cost        |      |                            |
               |                           |      |               ----        |      |                            |
               |                           |      | NEA--100%     $1,000      |      |                            |
                ---------------------------        ---------------------------        ----------------------------

                                                                                                                            (Right)

                                         ------------------------------------------------
                                        |               NATIONWIDE MUTUAL                |
========================================|            FIRE INSURANCE COMPANY              |
                                        |                   (FIRE)                       |
                                         ------------------------------------------------
                                                                 |
-----------------------------------------------------------------|












----------------------------------------------------------------------------------------------
                              |                                |                              |
                ---------------------------         ------------------------------       ------------------------------
               |      GATES, MCDONALD        |     |   EMPLOYERS LIFE INSURANCE   |     |    NATIONWIDE HMO, INC.      |
               |     & COMPANY (GATES)       |     |       OF WAUSAU (ELIOW)      |     |         (NW HMO)             |
               |                             |     |                              |     |                              |
               | Common Stock:   254         |     | Common Stock:   250,000      |     | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |  |  |                              |  |  |                              |
           |   |                 Cost        |  |  |                 Cost         |  |  |                 Cost         |
           |   |                 ----        |  |  |                 ----         |  |  |                 ----         |
           |   | NW CORP.--100%  $25,683,532 |  |  | NW CORP.--100%  $126,509,480 |  |  | NW CORP.--100%  $14,603,732  |
           |    -----------------------------   |   ------------------------------   |   ------------------------------
           |                                    |                                    |
           |    ---------------------------     |   ------------------------------   |   ------------------------------
           |   |  GATES, MCDONALD & COMPANY  |  |  |       WAUSAU PREFERRED       |  |  |    NATIONWIDE MANAGEMENT     |
           |   |      OF NEW YORK, INC.      |  |  |      HEALTH INSURANCE CO.    |  |  |         SYSTEMS, INC.        |
           |   |                             |  |  |                              |  |  |                              |
           |   | Common Stock:   3           |  |  | Common Stock:   250,000      |  |  | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |  |  |                              |  |  |                              |
           |   |                 Cost        |  |  |                 Cost         |  |  | NW HMO          Cost         |
           |   |                 ----        |  |  |                 ----         |  |  |                 ----         |
           |   | GATES--100%     $106,947    |  |  | NW CORP.--100%  $57,413,193  |  |  | Inc.--100%      $25,149      |
           |    -----------------------------   |   ------------------------------   |   ------------------------------
           |                                    |                                    |
           |    -----------------------------   |   ------------------------------   |   ------------------------------
           |   |  GATES, MCDONALD & COMPANY  |  |  |     KEY HEALTH PLAN, INC.    |  |  |          NATIONWIDE          |
           |   |         OF NEVADA           |  |  |                              |  |  |          AGENCY, INC.        |
           |   |                             |  |  |                              |  |  |                              |
           |   | Common Stock:   40          |  |  | Common Stock:   1,000        |  |  | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |     |                              |  |  |                              |
           |   |                 Cost        |     |                 Cost         |  |  | NW HMO          Cost         |
           |   |                 ----        |     |                 ----         |  |  |                 ----         |
           |   | Gates--100%     $93,750     |     | ELIOPW--80%  $2,700,000      |  |  | Inc.--99%       $116,077     |
           |    -----------------------------       ------------------------------   |   ------------------------------
           |
           |    -----------------------------
           |   |      GATES, MCDONALD        |
           |   |     HEALTH PLUS, INC.       |
           |   |                             |
           |   | Common Stock:   200         |
           |-- | ------------    Shares      |
               |                             |
               |                 Cost        |
               |                 ----        |
               | NW CORP.--100%  $2,000,000  |
                -----------------------------









                                                                                Subsidiary Companies    -- Solid Line

                                                                                Contractual Association -- Double Line

                                                                                Partnership Interest    -- Dotted Line



                                                                                                             March 6, 1997

                                                                                                                    Page 2

ITEM 27.  NUMBER OF CONTRACT OWNERS

         Not applicable.

ITEM 28.  INDEMNIFICATION


         Provision is made in the Company's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorney fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.


         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling the Company pursuant to the foregoing provisions, the Company has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

ITEM 29.      PRINCIPAL UNDERWRITER


              (a) Nationwide Advisory Services, Inc. ("NAS") acts as principal underwriter and general distributor for the Nationwide Multi-Flex Variable Account, Nationwide DCVA-II, Nationwide DC Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, NACo Variable Account and Nationwide Variable Account, all of which are separate investment accounts of the Company or its affiliates.

                    NAS also acts as principal underwriter for Nationwide Investing Foundation, Nationwide Separate Account Trust, Financial Horizons Investment Trust, Nationwide Investing Foundation II and Nationwide Asset Allocation Trust, which are open-end management investment companies.


              (b)                  NATIONWIDE ADVISORY SERVICES, INC.
                                         DIRECTORS AND OFFICERS

                                                                       POSITIONS AND OFFICES
         NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER
Joseph J. Gasper                                                       President and Director
One Nationwide Plaza
Columbus, OH  43215

Dimon Richard McFerson                                         Chairman of the Board of Directors and
One Nationwide Plaza                                                        Chairman and
Columbus, OH  43215                                             Chief Executive Officer--Nationwide
                                                                 Insurance Enterprise and Director

Gordon E. McCutchan
One Nationwide Plaza                                              Executive Vice President-Law and
Columbus, OH  43215                                               Corporate Services and Director

Robert A. Oakley                                                  Executive Vice President - Chief
One Nationwide Plaza                                               Financial Officer and Director
Columbus, OH  43215

Robert J. Woodward, Jr.                                           Executive Vice President - Chief
One Nationwide Plaza                                              Investment Officer and Director
Columbus, OH 43215

                                    87 of 96

W. Sidney Druen                                                      Senior Vice President and
One Nationwide Plaza                                                    General Counsel and
Columbus, OH  43215                                                     Assistant Secretary

James F. Laird, Jr.                                                   Vice President - General
One Nationwide Plaza                                                Manager and Acting Treasurer
Columbus, OH  43215

Edwin P. McCausland                                                       Vice President -
One Nationwide Plaza                                                  Fixed Income Securities
Columbus, OH  43215

Harry S. Schermer                                                   Vice President - Investments
One Nationwide Plaza
Columbus, OH  43215

Joseph P. Rath                                                      Vice President - Compliance
One Nationwide Plaza
Columbus, OH  43215

William G. Goslee                                                          Vice President
One Nationwide Plaza
Columbus, OH  43215

Peter J. Neckermann                                                        Vice President
One Nationwide Plaza
Columbus, OH  43215

Rae M. Pollina                                                               Secretary
One Nationwide Plaza
Columbus, OH  43215



           (c)    NAME OF       NET UNDERWRITING         COMPENSATION ON
                 PRINCIPAL        DISCOUNTS AND           REDEMPTION OR         BROKERAGE
                UNDERWRITER        COMMISSIONS            ANNUITIZATION        COMMISSIONS         COMPENSATION
                 Nationwide            N/A                     N/A                 N/A                 N/A
                  Advisory
                  Services,
                  Inc.


                                    88 of 96

Item 30.      LOCATION OF ACCOUNTS AND RECORDS

              Robert O. Cline
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43216

Item 31.      MANAGEMENT SERVICES

              Not Applicable

Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:


              (a) File a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) Include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) Deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Depositor hereby undertakes to:

              (a) Represent that the fees and charges deducted under the Contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

              The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Code is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC Section 403(b)(11).


                                    89 of 96

                                   Offered by
                       Nationwide Life Insurance Company



                       NATIONWIDE LIFE INSURANCE COMPANY



                          Nationwide Variable Account

                 Individual Deferred Variable Annuity Contract



                                   PROSPECTUS



                                  May 1, 1997




                                    90 of 96

             ACCOUNTANTS' CONSENT AND INDEPENDENT AUDITORS' REPORT
                        ON FINANCIAL STATEMENT SCHEDULES

The Board of Directors of Nationwide Life Insurance Company and
      Contract Owners of the Nationwide Variable Account:

The audits referred to in our report on Nationwide Life Insurance Company (the Company) dated January 31, 1997 included the related financial statement schedules as of December 31, 1996, and for each of the years in the three-year period ended December 31, 1996, included in the registration statement. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits. In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio

April 24, 1997



                                    91 of 96

                                   SIGNATURES

       As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 24th day of April, 1997.


                                       NATIONWIDE VARIABLE ACCOUNT
                              -----------------------------------------------
                                                (Registrant)

                                     NATIONWIDE LIFE INSURANCE COMPANY
                              -----------------------------------------------
                                                (Depositor)

                                    By/s/JOSEPH P. RATH Joseph P. Rath
                              -----------------------------------------------
                                            Vice President and
                                         Associate General Counsel


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 has been signed below by the following persons in the capacities indicated on the 24th day of April, 1997.


              SIGNATURE                     TITLE
LEWIS J. ALPHIN                                     Director
----------------------------------
Lewis J. Alphin

KEITH W. ECKEL                                      Director
----------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                    Director
----------------------------------
Willard J. Engel

FRED C. FINNEY                                      Director
----------------------------------
Fred C. Finney

CHARLES L. FUELLGRAF, JR.                           Director
----------------------------------
Charles L. Fuellgraf, Jr.

JOSEPH J. GASPER                                    President/Chief
----------------------------------          Operating Officer and Director
Joseph J. Gasper

HENRY S. HOLLOWAY                             Chairman of the Board
----------------------------------                and Director
Henry S. Holloway

DIMON RICHARD McFERSON                     Chairman and Chief Executive Officer
----------------------------------    Nationwide Insurance Enterprise and Director
Dimon Richard McFerson

DAVID O. MILLER                                     Director
----------------------------------
David O. Miller

C. RAY NOECKER                                      Director
----------------------------------
C. Ray Noecker

ROBERT A. OAKLEY                            Executive Vice President-
----------------------------------           Chief Financial Officer
Robert A. Oakley

JAMES F. PATTERSON                                  Director                   By/s/JOSEPH P. RATH
----------------------------------                                       ----------------------------
James F. Patterson                                                               Joseph P. Rath
                                                                                Atorney-in-Fact
ARDEN L. SHISLER                                   Director
----------------------------------
Arden L. Shisler

ROBERT L. STEWART                                   Director
----------------------------------
Robert L. Stewart

NANCY C. THOMAS                                     Director
----------------------------------
Nancy C. Thomas

HAROLD W. WEIHL                                     Director
----------------------------------
Harold W. Weihl

                                    96 of 96

                                POWER OF ATTORNEY



         KNOWN ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of NATIONWIDE LIFE INSURANCE COMPANY, and NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY, both Ohio corporations, which have filed or will file with the U.S. Securities and Exchange Commission under the provisions of the Securities Act of 1933, as amended, various Registration Statements and amendments thereto for the registration under said Act of Individual Deferred Variable Annuity Contracts in connection with MFS Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-3, Nationwide Variable Account-4, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Fidelity Advisor Variable Account, Nationwide Multi-Flex Variable Account, Nationwide Variable Account-8, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C and Nationwide VA Separate Account-Q; and the registration of fixed interest rate options subject to a market value adjustment offered under some or all of the aforementioned individual Variable Annuity Contracts in connection with Nationwide Multiple Maturity Separate Account and Nationwide Multiple Maturity Separate Account-A, and the registration of Group Flexible Fund Retirement Contracts in connection with Nationwide DC Variable Account, Nationwide DCVA-II, and NACo Variable Account; and the registration of Group Common Stock Variable Annuity Contracts in connection with Separate Account No. 1; and the registration of variable life insurance policies in connection with Nationwide VLI Separate Account, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VL Separate Account-A and Nationwide VL Separate Account-B, hereby constitutes and appoints Dimon Richard McFerson, Joseph J. Gasper, W. Sidney Druen, and Joseph P. Rath, and each of them with power to act without the others, his/her attorney, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to approve, and sign such Registration Statements and any and all amendments thereto, with power to affix the corporate seal of said corporation thereto and to attest said seal and to file the same, with all exhibits thereto and other documents in connection therewith, with the U.S. Securities and Exchange Commission, hereby granting unto said attorneys, and each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he/she might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

         IN WITNESS WHEREOF, the undersigned have herewith set their names and seals as of this 2nd day of April, 1997.

/s/ Lewis J. Alphin                                                 /s/ David O. Miller
-------------------------------------------------                   --------------------------------------------------
Lewis J. Alphin, Director                                           David O. Miller, Director

/s/ Keith W. Eckel                                                  /s/ C. Ray Noecker
-------------------------------------------------                   -------------------------------------------------
Keith W. Eckel, Director                                            C. Ray Noecker, Director

/s/ Willard J. Engel                                                /s/ Robert A. Oakley
-------------------------------------------------                   --------------------------------------------------
Willard J. Engel, Director                                          Robert A. Oakley, Executive Vice President and Chief
                                                                    Financial Officer

/s/ Fred C. Finney                                                  /s/ James F. Patterson
-------------------------------------------------                   --------------------------------------------------
Fred C. Finney, Director                                            James F. Patterson, Director

/s/ Charles L. Fuellgraf                                            /s/ Arden L. Shisler
-------------------------------------------------                   --------------------------------------------------
Charles L. Fuellgraf, Jr., Director                                 Arden L. Shisler, Director

/s/ Joseph J. Gasper                                                /s/ Robert L. Stewart
-------------------------------------------------                   --------------------------------------------------
Joseph J. Gasper, President and Chief Operating Officer             Robert L. Stewart, Director
and Director

/s/ Henry S. Holloway                                               /s/ Nancy C. Thomas
-------------------------------------------------                   --------------------------------------------------
Henry S. Holloway, Chairman of the Board, Director                  Nancy C. Thomas, Director

/s/ Dimon Richard McFerson                                          /s/ Harold W. Weihl
-------------------------------------------------                   --------------------------------------------------
Dimon Richard McFerson, Chairman and Chief Executive                Harold W. Weihl, Director
Officer-Nationwide Insurance Enterprise and Director